UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Michael Gozzillo

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2O18 SEMI-ANNUAL REPORT

MARCH 31, 2018

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
118	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
121	Statements of Operations/Consolidated Statement of Operations
124	Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets
128	Consolidated Statement of Cash Flows
130	Financial Highlights/Consolidated Financial Highlights
133	Notes to Financial Statements/Consolidated Notes to Financial Statements
148	Disclosure of Fund Expenses
151	Board Approval of Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [72.4%]
FAMC, MTN
1.777%, VAR ICE LIBOR USD 1 Month+-0.100%, 04/29/18	$25,000	$25,000
1.817%, VAR ICE LIBOR USD 1 Month+-0.070%, 04/29/18	50,000	50,000
FFCB
0.750%, 04/18/18	65,975	65,954
1.766%, VAR ICE LIBOR USD 1 Month+0.055%, 04/08/18	50,000	49,999
1.638%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/09/18	50,000	49,999
1.655%, VAR US Federal Funds Effective Rate+-0.025%, 04/25/19	50,000	49,997
1.843%, VAR US Treasury 3 Month Bill Money Market Yield+0.075%, 05/01/18	50,000	49,996
FHLB
1.480%, VAR ICE LIBOR USD 3 Month+-0.265%, 04/20/18	50,000	50,000
1.832%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/26/18	50,000	50,000
1.683%, 05/08/18	38,000	37,935
1.540%, VAR ICE LIBOR USD 3 Month+-0.260%, 05/09/18	50,000	50,000
1.703%, VAR ICE LIBOR USD 3 Month+-0.170%, 05/18/18	25,000	25,000
1.685%, VAR ICE LIBOR USD 3 Month+-0.200%, 05/21/18	50,000	50,000
1.740%, VAR ICE LIBOR USD 1 Month+-0.135%, 04/27/18	50,000	50,000
1.647%, VAR ICE LIBOR USD 1 Month+-0.130%, 04/15/18	50,000	50,003
1.721%, VAR ICE LIBOR USD 1 Month+-0.120%, 04/21/18	50,000	50,000
1.757%, VAR ICE LIBOR USD 1 Month+-0.130%, 04/01/18	50,000	50,000
1.782%, VAR ICE LIBOR USD 1 Month+-0.090%, 04/25/18	50,000	50,000
1.670%, VAR ICE LIBOR USD 1 Month+-0.080%, 04/13/18	11,000	10,999
1.621%, VAR ICE LIBOR USD 1 Month+-0.065%, 04/05/18	50,000	50,000
FHLB DN (A)
1.483%, 04/06/10	100,000	99,979
1.704%, 05/25/10	50,000	49,875
1.372%, 04/02/18	50,000	49,998
1.405%, 04/10/18	50,000	49,983
1.419%, 04/11/18	100,000	99,961
1.580%, 04/13/18	50,000	49,974
1.594%, 04/18/18	50,000	49,962
1.571%, 04/20/18	100,000	99,917
1.642%, 04/24/18	100,000	99,895
1.444%, 04/25/18	100,000	99,904
1.556%, 04/27/18	165,000	164,815
1.458%, 05/02/18	100,000	99,875
1.653%, 05/03/18	100,000	99,853
1.481%, 05/04/18	50,000	49,932
1.659%, 05/11/18	94,000	93,827
1.617%, 05/16/18	100,000	99,799
1.679%, 05/18/18	104,000	103,773
1.680%, 05/23/18	100,000	99,758
1.659%, 06/01/18	100,000	99,720
1.583%, 06/08/18	100,000	99,703
1.797%, 06/15/18	50,000	49,814
1.798%, 06/20/18	50,000	49,801
1.775%, 06/22/18	100,000	99,598
1.764%, 06/27/18	100,000	99,576

Total U.S. Government Agency Obligations
(Cost $2,974,174)		2,974,174

Municipal Bonds [4.3%]
California [1.0%]
California State, Community Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
1.700%, 04/15/18(B) (C) (D)	8,000	8,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
1.610%, 04/15/18(B) (C) (D)	$23,910	$23,910
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
1.680%, 04/15/18(B) (C) (D)	9,000	9,000

Total California		40,910

New York [2.3%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
1.600%, 04/02/18(B) (C)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
1.650%, 04/02/18(B) (C)	9,350	9,350
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
1.700%, 04/15/18(B) (C) (D)	13,800	13,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
1.700%, 04/15/18(B) (C) (D)	23,800	23,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
1.560%, 04/15/18(B) (C) (D)	15,000	15,000
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
1.600%, 04/15/18(B) (C) (D)	20,000	20,000

Total New York		95,450

Texas [0.6%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
1.660%, 05/15/41(B) (C) (D)	12,995	12,995
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
1.680%, 04/15/18(B) (C) (D)	12,890	12,890

Total Texas		25,885

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
1.670%, 04/15/18(B) (C) (D)	16,295	16,295

Total Municipal Bonds
(Cost $178,540)		178,540

Repurchase Agreements [19.8%]
Barclays (E)
1.78%, dated 03/29/18, repurchased on 4/02/18, repurchase price $37,007,318 (collateralized by various U.S. Government obligations, par values ranging from $67,800 to $38,439,100, 0.000% - 1.875%, 09/06/18 – 02/28/22; with a total market value of $37,740,038)	37,000	37,000
Goldman Sachs (E)
1.800%, dated 03/29/18, repurchased on 4/02/18, repurchase price $75,015,000 (collateralized by various U.S. Government obligations, par values ranging from $123 to $30,310,000, 0.000% - 4.125%, 02/19/19 – 06/06/41; with a total market value of $76,500,000)	75,000	75,000
Wells Fargo (E)
1.800%, dated 03/29/18, repurchased on 4/02/18, repurchase price $700,140,000 (collateralized by various U.S. Government obligations, par values ranging from $56,989 to $194,256,119, 4.000% - 7.000%, 12/20/26 – 03/20/48; with a total market value of $714,000,000)	700,000	700,000

Total Repurchase Agreements
(Cost $812,000)		812,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment** [4.4%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.470%	180,000,000	$180,000

Total Short-Term Investment
(Cost $180,000)		180,000

Total Investments [100.9%]
(Cost $4,144,714)		$4,144,714

Percentages are based on Net Assets of $4,108,509 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Put and Demand Feature — The date reported is the next reset or put date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Freddie Mac

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,974,174	$—	$2,974,174
Municipal Bonds	—	178,540	—	178,540
Repurchase Agreements	—	812,000	—	812,000
Short-Term Investment	180,000	—	—	180,000
Total Investments in Securities	$180,000	$3,964,714	$—	$4,144,714

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [55.8%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$879	$875
U.S. Treasury Notes
2.375%, 12/31/20	4,500	4,500
2.125%, 12/31/21	5,825	5,752
2.000%, 11/30/20	2,500	2,476
1.875%, 05/31/22	4,365	4,256
1.875%, 08/31/24	2,805	2,676
1.838%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	3,700	3,703
1.625%, 06/30/20	2,800	2,757
1.500%, 01/31/22	5,500	5,301
1.375%, 12/15/19	6,440	6,344
1.375%, 02/15/20	5,000	4,917
1.375%, 04/30/20	750	736
1.375%, 10/31/20	4,000	3,901
1.375%, 09/30/23	4,570	4,282

Total U.S. Treasury Obligations
(Cost $53,501)		52,476

U.S. Government Agency Obligations [25.3%]
FFCB
2.012%, VAR ICE LIBOR USD 1 Month+0.190%, 09/20/19	4,900	4,917
FHLB
1.670%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/13/19	3,000	2,998
1.375%, 09/13/19	2,795	2,761
FNMA
1.875%, 02/19/19	3,825	3,816
1.750%, 06/20/19	4,525	4,502
1.250%, 08/17/21	5,000	4,796

Total U.S. Government Agency Obligations
(Cost $24,079)		23,790

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Mortgage-Backed Obligations [17.0%]
FHLMC, Ser 2016-4635, Cl EG
2.500%, 12/15/46	$2,658	$2,595
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	4,686	4,669
FHLMC REMIC, Ser 2011-3874, Cl JA
3.000%, 04/15/25	554	555
FNMA, Pool AL5866
2.730%, 08/01/22	1,762	1,752
FNMA, Pool AS4877
3.000%, 04/01/30	1,933	1,935
FNMA, Pool FN0004
3.619%, 12/01/20	4,068	4,155
FNMA ARM, Pool 766620
3.351%, VAR ICE LIBOR USD 12 Month+1.655%, 03/01/34	94	98
GNMA, Pool 329656
8.000%, 08/15/22	3	3
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	3	4
GNMA ARM, Pool G2 81318
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	131	137
GNMA ARM, Pool G2 81447
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	32	33

Total U.S. Government Mortgage-Backed Obligations
(Cost $16,238)		15,938

Short-Term Investment** [1.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	1,388,312	1,388

Total Short-Term Investment
(Cost $1,388)		1,388

Total Investments [99.6%]
(Cost $95,206)		$93,592

Percentages are based on Net Assets of $93,955 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

**	The rate reported is the 7-day effective yield as of March 31, 2018.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$52,476	$—	$52,476
U.S. Government Agency Obligations	—	23,790	—	23,790
U.S. Government Mortgage-Backed Obligations	—	15,938	—	15,938
Short-Term Investment	1,388	—	—	1,388
Total Investments in Securities	$1,388	$92,204	$—	$93,592

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [85.9%]
Auto-Med and Heavy Duty Trks [1.9%]
PACCAR Financial, MTN
1.750%, 08/14/18	$2,600	$2,594

Automotive [8.7%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,393
Daimler Finance North America
2.241%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,501
Ford Motor Credit
2.551%, 10/05/18	2,000	1,998
General Motors Financial
5.250%, 03/01/26	1,250	1,320
Hyundai Capital America, MTN
3.178%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	1,007
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,853

Total Automotive		12,072

Banks [15.6%]
Bank of Montreal, MTN
2.701%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,202
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,459
BPCE
4.000%, 04/15/24	1,800	1,823
Capital One
2.350%, 08/17/18	500	499
1.850%, 09/13/19	1,500	1,475
Cooperatieve Rabobank UA
2.188%, VAR ICE LIBOR USD 3 Month+0.480%, 01/10/23	2,500	2,496
Mizuho Financial Group
2.951%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,615
National Australia Bank
4.375%, 12/10/20(A)	751	775
Nordea Bank, MTN
2.375%, 04/04/19(A)	1,000	996
PNC Bank
2.700%, 11/01/22	2,500	2,420
Standard Chartered, MTN
1.700%, 04/17/18(A)	3,000	2,999
Svenska Handelsbanken
2.407%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	2,005
Westpac Banking
4.875%, 11/19/19	65	67

Total Banks		21,831

Broadcasting & Cable [2.7%]
CBS
4.300%, 02/15/21	1,400	1,445
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,270

Total Broadcasting & Cable		3,715

Computer System Design & Services [2.2%]
Apple
3.450%, 05/06/24	3,000	3,029

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	697

Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	987

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Electric Utilities [1.1%]
Exelon Generation
3.400%, 03/15/22	$1,500	$1,501

Electric-Distribution [0.7%]
Commonwealth Edison
6.950%, 07/15/18	1,000	1,011

Food, Beverage & Tobacco [3.7%]
Anheuser-Busch InBev Finance
2.650%, 02/01/21	3,000	2,976
Kraft Heinz Foods
2.000%, 07/02/18	1,000	999
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,227

Total Food, Beverage & Tobacco		5,202

Insurance [1.4%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	1,969

Medical Products & Services [1.8%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,511

Medical-HMO [2.1%]
UnitedHealth Group
2.875%, 03/15/23	3,000	2,951

Motorcycle/Motor Scooter [1.8%]
Harley-Davidson Funding
6.800%, 06/15/18(A)	2,500	2,521

Multi-line Insurance [2.8%]
Genworth Holdings
7.700%, 06/15/20	1,400	1,383
MetLife
4.750%, 02/08/21	2,400	2,499

Total Multi-line Insurance		3,882

Petroleum & Fuel Products [8.5%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,551
Korea National Oil, MTN
2.750%, 01/23/19(A)	1,500	1,494
Shell International Finance BV
3.400%, 08/12/23	2,500	2,526
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,335
Total Capital International
2.875%, 02/17/22	4,000	3,977

Total Petroleum & Fuel Products		11,883

Real Estate [1.9%]
Prologis
4.250%, 08/15/23	2,500	2,606

Real Estate Investment Trusts [3.8%]
HCP
3.150%, 08/01/22	1,000	986
Kimco Realty
6.875%, 10/01/19	1,080	1,141
Simon Property Group
3.375%, 10/01/24	2,000	1,974
Welltower
3.750%, 03/15/23	1,250	1,266

Total Real Estate Investment Trusts		5,367

Regional Authority [1.5%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,071

Retail [3.1%]
AutoZone
4.000%, 11/15/20	1,400	1,433
Costco Wholesale
2.150%, 05/18/21	3,000	2,947

Total Retail		4,380

Security Brokers & Dealers [14.2%]
Citigroup
3.436%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,024
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,250
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,445
Goldman Sachs Group, MTN
3.220%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	2,700	2,727
HSBC Holdings
3.400%, 03/08/21	2,500	2,512

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Jefferies Group
5.125%, 01/20/23	$1,300	$1,376
JPMorgan Chase
3.300%, 04/01/26	3,000	2,901
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,094
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,021
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,458

Total Security Brokers & Dealers		19,808

Telephones & Telecommunications [4.4%]
America Movil
5.000%, 03/30/20	2,600	2,683
AT&T
3.600%, 02/17/23	2,000	2,012
Verizon Communications
3.125%, 03/16/22	1,500	1,487

Total Telephones & Telecommunications		6,182

Trucking & Leasing [0.8%]
Penske Truck Leasing
4.875%, 07/11/22(A)	1,100	1,158

Total Corporate Bonds
(Cost $121,109)		119,928

Asset-Backed Securities [4.6%]
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A1
1.400%, 11/20/18(A)	392	392
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,971
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20(A)	4,000	3,996

Total Asset-Backed Securities
(Cost $6,403)		6,359

Description	Face Amount (000)/Shares	Value (000)
Commercial Paper [4.3%]
Mondelez International (C)
2.492%, 06/01/18	$3,000	$2,987
Southern (C)
2.303%, 04/17/18	3,000	2,997

Total Commercial Paper
(Cost $5,984)		5,984

Closed-End Fund [2.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund*(B)	338,919	3,064

Total Closed-End Fund
(Cost $3,453)		3,064

Municipal Bonds [1.8%]
California [0.9%]
State of California, GO
6.200%, 03/01/19	1,300	1,345

New York [0.9%]
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,209

Total Municipal Bonds
(Cost $2,579)		2,554

Short-Term Investment** [0.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	588,387	588

Total Short-Term Investment
(Cost $588)		588

Total Investments [99.2%]
(Cost $140,116)		$138,477

Percentages are based on Net Assets of $139,628 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $19,933 (000), representing 14.3% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of March 31, 2018 was $3,064 (000) and represented 2.2% of the net assets of the Fund.
(C)	The rate reported is the effective yield at time of purchase.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$119,928	$—	$119,928
Asset-Backed Securities	—	6,359	—	6,359
Commercial Paper	—	5,984	—	5,984
Closed-End Fund	3,064	—	—	3,064
Municipal Bonds	—	2,554	—	2,554
Short-Term Investment	588	—	—	588
Total Investments in Securities	$3,652	$134,825	$—	$138,477

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [94.4%]
California [91.6%]
Anaheim, Housing & Public Improvements Authority, Ser A, RB
5.000%, 10/01/26	$500	$604
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	687
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	538
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	568
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	609
California State, Department of Water Resources, Ser F3, RB
Pre-Refunded @ 100
4.375%, 05/01/18(A)	200	200
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	116
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	115
California State, GO
5.250%, 09/01/22	1,000	1,138
California State, GO
5.000%, 11/01/19	1,000	1,054
California State, GO
5.000%, 09/01/20	1,000	1,079
California State, GO
5.000%, 12/01/21	1,000	1,112
California State, GO
5.000%, 10/01/22	1,000	1,130
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,110
California State, GO
5.000%, 11/01/24	1,000	1,171
California State, GO
5.000%, 08/01/26	1,000	1,196
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,148
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	572
California State, GO
4.000%, 02/01/19	1,000	1,021
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(B)	1,000	1,015
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
Callable 03/30/18 @ 100
1.450%, 09/01/38(B) (C)	1,000	1,000
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	975	1,054
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	127
California State, Infrastructure & Economic Development Bank, RB
5.000%, 05/15/28	1,000	1,222
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,126

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	$445	$461
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	545
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,771
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	266
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	594
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	951
California State, Public Works Board, Various Capital Projects, Ser G1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(A)	250	264
California State, Ser E, GO
Callable 06/01/18 @ 100
1.999%, 12/01/29(B)	1,500	1,501
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,060
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	287
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	403
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	220	223
Central Basin, Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,039
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,127
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	399
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	512
Culver, Redevelopment Agency Successor Agency, TA
5.000%, 11/01/28	1,000	1,229
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	999
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	514
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,043
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,039
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	553
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	500	568
JPM Chase Putters, Ser 2015-ZF0159, GO
1.730%, 08/01/22(B) (D) (E)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0183, RB
1.730%, 12/01/22(B) (D) (E)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.680%, 12/01/22(B) (D) (E)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.610%, 02/01/23(B) (D) (E)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,122
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	591

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(A)	$2,010	$2,107
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,209
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	561
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	594
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	458
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	644
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	522
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	576
Los Angeles, Department of Water & Power, Waterworks Revenue, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	1,000	1,192
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	597
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	590
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	299
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,080
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	353
Los Angeles, Wastewater System Revenue, Sub-Ser C, RB
1.350%, 06/01/18	615	614
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	540
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,075
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	504
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	366
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	699
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	295
Riverside County, RB
2.000%, 06/29/18	1,000	1,001
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(A)	500	580
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,111
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	543
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	852
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	418
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,193

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 04/30/18 @ 100
3.750%, 07/01/18	$500	$501
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
5.000%, 11/01/20	250	272
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,183
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	576
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 04/30/18 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,061
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	565
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	378
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,202
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	787
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	527
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	531
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	242
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	241
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	240
Turlock, Irrigation District, Ser 2014, RB
5.000%, 01/01/19	200	205
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	580
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(A)	495	567
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	125
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	535
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(B)	2,000	1,964
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,436
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(A)	230	258
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	303
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	426

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	$500	$527
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	308
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,189

Total California		82,420

New York [1.5%]
New York City, Water & Sewer System, RB
Callable 04/02/18 @ 100
1.730%, 06/15/48(B)	1,365	1,365

Virginia [1.3%]
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/24	1,000	1,156

Total Municipal Bonds
(Cost $84,882)		84,941

Repurchase Agreement [3.3%]
Barclays(F)
1.780%, dated 03/29/18, repurchased on 04/02/18, repurchase price $3,000,593 (collateralized by various U.S. Government obligations, par values ranging from $100 to $3,075,800, 0.000% - 2.500%, 08/09/18 - 05/15/24; with a total market value of $3,060,004)	3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Description	Shares	Value (000)
Short-Term Investment** [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	1,210,283	$1,210

Total Short-Term Investment
(Cost $1,210)		1,210

Total Investments [99.0%]
(Cost $89,092)		$89,151

Percentages are based on Net Assets of $90,017 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2018.
(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $4,000 (000), representing 4.4% of the net assets of the Fund.
(F)	Tri-Party Repurchase Agreement.

AGC — American Guarantee Corporation

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

EPA — Environmental Protection Agency

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,941	$—	$84,941
Repurchase Agreement	—	3,000	—	3,000
Short-Term Investment	1,210	—	—	1,210
Total Investments in Securities	$1,210	$87,941	$—	$89,151

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/17	$531
Purchases at Cost	1,250
Proceeds from Sales	(1,777)
Realized Gain (Loss)	3
Unrealized Gain (Loss)	(7)
Ending balance as of 3/31/18	$—
Dividend Income	$3

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.5%]
Alabama [1.3%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,425
Jefferson County, Sewer Revenue, RB
Callable 10/01/23 @ 105
7.750%, 10/01/23(A)	2,500	2,083
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,423

Total Alabama		16,931

Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 04/16/18 @ 100
5.000%, 06/01/46	6,000	5,973

Arizona [1.8%]
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,010
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,510
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	604
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
4.250%, 11/15/26	445	441
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	1,400	1,510
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,376
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,638
Salt Verde Financial, Gas Revenue, RB
5.000%, 12/01/37	8,000	9,481
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,231
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,037

Total Arizona		22,838

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California [8.4%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(C)	$6,500	$6,909
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,698
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,402
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
4.000%, 11/15/37	200	206
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
3.250%, 11/15/32	625	614
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	5,000	5,144
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 04/30/18 @ 100
5.000%, 11/21/45(B)	1,975	2,008
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,663
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,097
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	550
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,199
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,076
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	616
California Statewide, Communities Development Authority, RB
Callable 05/15/27 @ 100
5.000%, 05/15/50	7,760	8,629
California Statewide, Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45	3,155	2,406
California Statewide, Financing Authority, Ser C, RB
Callable 04/16/18 @ 8
12.697%, 06/01/55(D)	50,000	2,399
Folsom Ranch Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,576
Folsom Ranch Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,180
Fontana City, Community Facilities District No. 80, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/46	755	824
Golden State, Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 04/16/18 @ 100
5.125%, 06/01/47	7,280	7,280
Golden State, Tobacco Securitization, RB
Callable 04/16/18 @ 100
5.750%, 06/01/47	9,230	9,284

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/16/18 @ 31
6.876%, 06/01/36(D)	$25,000	$7,653
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,542
Northern California, Gas Authority No. 1, Ser B, RB
1.855%, 07/01/27(E)	5,000	4,867
Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/16/18 @ 100
5.375%, 06/01/38	4,650	4,657
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,108
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(C)	3,920	4,330
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,120
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,134
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,092
Southern California, Public Power Authority, Ser A, RB
2.658%, 11/01/38(E)	2,500	2,264
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 04/16/18 @ 100
5.000%, 06/01/37	3,000	3,007
West Hills, Community College District, Ser B, GO, AGM
Callable 08/01/31 @ 100
7.400%, 08/01/26(A)	2,250	2,032
Westminster School District, GO, BAM
Callable 08/01/39 @ 100
5.550%, 08/01/34(A)	5,000	2,966

Total California		105,532

Colorado [6.8%]
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,059
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	747
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,655
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,860	2,885
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,533
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,437
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,530
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,931
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	540
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,220	1,246

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	$1,000	$1,010
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,019
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 103
6.250%, 12/01/20(C)	2,860	3,268
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 103
5.500%, 12/01/20(C)	2,345	2,634
Clear Creek Station Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,013
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,946
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	923
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,606
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	1,515	1,494
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,051
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,215
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,333
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	1,835	1,770
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,205
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,075
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,033
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,960
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,833
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,259
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,606
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,273
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,496

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	$1,230	$1,189
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	559
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,009
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,536
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	728
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,608
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,735
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,000	976
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	538
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	1,000	1,065
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,008
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	316
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	105
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	359
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	615
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	240
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	685	693
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,512

Total Colorado		85,376

Connecticut [0.4%]
Tender Option Bond Trust Receipts/Certificates, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
8.510%, 12/01/45(B) (E) (F)	3,335	4,543

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,081

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(A)	2,000	2,511

Florida [5.8%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,078

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	$2,500	$2,722
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	993
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 04/30/18 @ 100
7.000%, 01/01/35(E) (G)	815	772
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 04/30/18 @ 100
5.750%, 01/01/50(G)	945	850
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(G)	3,390	2,780
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(G)	1,000	820
Florida State, Development Finance, RB, AMT
Callable 01/01/19 @ 105
5.625%, 01/01/47(B) (E)	8,000	8,232
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,125
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	1,044
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,124
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,224
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(B) (G)	1,350	1,073
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(B) (G)	3,000	2,379
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	970	1,127
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,995	2,895
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,927
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,528
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,619
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(C)	5,200	6,100
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,550

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	$5,000	$5,384
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,326
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	578
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(C)	3,000	3,285
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,500	2,516
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	1,500	1,506

Total Florida		72,557

Georgia [1.5%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,834
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,071
Fayette County, Hospital Authority, Piedmont Healthcare Project, RB
Callable 07/01/26 @ 100
5.000%, 07/01/46	10,000	11,066
Greene County, Development Authority, GLEN-I Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B)	3,400	3,222
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	919

Total Georgia		19,112

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(C)	2,160	2,388

Illinois [9.2%]
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,001
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,762
Chicago Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	5,940
Chicago Board of Education, Ser C, GO
Callable 12/01/18 @ 100
5.000%, 12/01/21	1,000	1,007
Chicago Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,004
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,098
Chicago, O’Hare International Airport, RB, AMT
Callable 07/01/28 @ 100
5.000%, 07/01/38	500	550
Chicago, O’Hare International Airport, RB, AMT
Callable 07/01/28 @ 100
5.000%, 07/01/48	500	546
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,175

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	$3,000	$3,311
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,303
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	2,984
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	4,000	4,506
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	1,825	2,056
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,508
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,251
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,057
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,107
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,615
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,047
Illinois State, Finance Authority, University of Chicago, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/40	10,000	11,093
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,443
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,543
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,098
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,420
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	2,500	2,275
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,277
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,021
Metropolitan Washington, Pier & Exposition Authority, McCormick Place Epansion Project, RB
Callable 12/15/27 @ 100
5.000%, 06/15/57	2,500	2,635
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/29	1,000	1,161
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,150
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,142
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,208

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 04/30/18 @ 100
5.350%, 03/01/31	$75	$55
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,663
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,200	5,216

Total Illinois		116,228

Indiana [1.7%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,351
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,224
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,783
ChestertonTown, Storypoint Chesterton Project, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,172
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.650%, 05/01/34(E)	3,000	2,998
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,877
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,254
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,362

Total Indiana		21,021

Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,114
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 04/30/18 @ 100
5.625%, 06/01/46	1,665	1,673
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 04/30/18 @ 100
5.500%, 06/01/42	1,180	1,184

Total Iowa		4,971

Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,646
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,644
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	527
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	1,901

Total Kansas		7,718

Kentucky [2.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,324
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,701

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	$4,000	$4,165
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(C)	2,960	3,244
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(C)	1,000	1,095
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/24 @ 100
4.000%, 04/01/48(E)	4,000	4,259
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,214
Louisville, Louisville Gas and Electric Project, RB
1.500%, 10/01/33(E)	3,000	2,988

Total Kentucky		27,990

Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,665	5,892
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	2,045
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,165
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(G)	1,435	14
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (G)	1,319	13
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(G)	3,474	35

Total Louisiana		13,164

Maine [0.1%]
Main State, Finance Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(B) (E)	1,000	999

Maryland [1.2%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,034
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,464
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	743
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,267
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	1,013

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	$3,000	$3,141
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,062
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	798
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,282

Total Maryland		14,804

Massachusetts [1.0%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,530
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	6,120	6,069
Massachusetts State, Development Finance Agency, Newbridge Charles, RB
Callable 10/01/22 @ 105
5.000%, 10/01/47(B)	1,250	1,331
Massachusetts State, Development Finance Agency, Newbridge Charles, RB
Callable 10/01/22 @ 105
5.000%, 10/01/57(B)	2,500	2,631

Total Massachusetts		12,561

Michigan [1.9%]
Calhoun County, Hospital Finance Authority, Oaklawn Hospital, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,135
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,437
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,769
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,053
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 04/30/18 @ 100
5.875%, 12/01/30	2,000	1,990
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 04/16/18 @ 100
6.000%, 06/01/34	4,000	4,004
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 04/16/18 @ 100
5.125%, 06/01/22	2,860	2,860
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,019

Total Michigan		24,267

Minnesota [0.6%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,000	4,071
Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(B)	1,250	1,244

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Saint Paul Park, Presbyterian Homes Bloomington Project, RB
Callable 09/01/24 @ 100
5.000%, 09/01/42	$1,000	$1,102
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,181

Total Minnesota		7,598

Mississippi [0.8%]
Mississippi State, Business Finance Authority, Chevron USA Project, Ser B, RB
Callable 04/02/18 @ 100
1.700%, 12/01/30(E)	10,000	10,000

Missouri [3.8%]
Blue Springs, Improvement Adams Farm Project, Ser A, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,437
Branson, Industrial Development Authority, Branson Shoppes Redevelopment, RB
Callable 11/01/25 @ 100
3.900%, 11/01/29	1,050	1,051
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	951
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	473
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	479
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	1,034
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,169
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(C)	3,000	3,389
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,069
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,062
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	3,000	3,169
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	4,500	4,614
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	5,109
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	4,929
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 04/30/18 @ 100
7.000%, 08/15/32	975	975
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,949

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	$2,000	$1,978
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,248
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,486
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,126
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,303
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,500	1,519
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,483

Total Missouri		48,002

Nebraska [0.6%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,089
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,935

Total Nebraska		7,024

Nevada [0.9%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,383
Clark County, Department of Aviation, Sub-Ser D-1, RB,
Callable 04/02/18 @ 100
1.600%, 07/01/36(E) (H)	2,500	2,500
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,265
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,023
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	109
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,629

Total Nevada		11,909

New Jersey [1.9%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	2,850	3,109
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,441
South Jersey, Port Authority, Marine Terminal, Ser S, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	750	795
Tobacco Settlement Financing, Ser 1A, RB
Callable 04/16/18 @ 100
5.000%, 06/01/29	5,000	5,016

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tobacco Settlement Financing, Ser 1A, RB
Callable 04/16/18 @ 100
5.000%, 06/01/41	$9,000	$8,990

Total New Jersey		24,351

New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,330

New York [10.4%]
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,714
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/42	10,000	11,101
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	5,103
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 04/30/18 @ 100
2.000%, 01/01/49(G)	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 04/16/18 @ 100
5.125%, 06/01/46	8,620	8,419
New York City, Sub-Ser B, GO
Callable 04/02/18 @ 100
1.730%, 10/01/46(E)	10,000	10,000
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 04/02/18 @ 100
1.700%, 08/01/43(E)	10,000	10,000
New York City, Water & Sewer System, RB
Callable 04/02/18 @ 100
1.620%, 06/15/50(E)	2,540	2,540
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB,
Callable 01/15/26 @ 100
4.000%, 07/15/45	10,000	10,283
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 04/16/18 @ 100
5.000%, 06/01/45	5,800	5,567
New York State, Housing Finance Agency, Ser A, RB,
Callable 03/30/18 @ 100
1.580%, 11/15/37(E) (H)	5,000	5,000
New York State, Liberty Development, Goldman Sachs Headquarters, RB
5.250%, 10/01/35	3,000	3,723
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(B)	2,500	2,741
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	10,000	10,600
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	5,500	5,842
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,629
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,082
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,072
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,301
Triborough Bridge and Tunnel Authority, RB
1.520%, 01/01/32(E)	4,015	4,015

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	$12,000	$11,970
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,187
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/23 @ 100
5.000%, 06/01/45	5,000	5,063

Total New York		131,246

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,527
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,235

Total North Carolina		2,762

North Dakota [0.5%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	1,993
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,196
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	2,500	2,675

Total North Dakota		6,864

Ohio [4.4%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/16/18 @ 100
5.875%, 06/01/30	5,000	4,963
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/16/18 @ 100
5.875%, 06/01/47	9,500	9,354
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/16/18 @ 100
5.750%, 06/01/34	3,090	3,027
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/16/18 @ 100
5.125%, 06/01/24	3,000	2,936
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 04/16/18 @ 100
6.500%, 06/01/47	3,000	3,019
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 04/16/18 @ 13
12.770%, 06/01/47(D)	25,000	1,660
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	520
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,061
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	2,240	2,370
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,047
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,390	3,541

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	$4,500	$4,582
Ohio State, Air Quality Development Authority, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	1,800	1,804
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,447
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,583
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,500	2,585

Total Ohio		55,499

Oklahoma [0.8%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,629
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	3,030	2,217
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	5,775	2,887
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	2,500	1,250

Total Oklahoma		9,983

Oregon [0.2%]
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/47	1,500	1,620
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/52	1,250	1,345

Total Oregon		2,965

Pennsylvania [2.7%]
Commonwealth Financing Authority, RB
Callable 06/01/28 @ 100
5.000%, 06/01/31	1,000	1,127
Commonwealth Financing Authority, RB
Callable 06/01/28 @ 100
5.000%, 06/01/32	500	561
Commonwealth Financing Authority, RB
Callable 06/01/28 @ 100
5.000%, 06/01/33	500	559
Commonwealth Financing Authority, RB
Callable 06/01/28 @ 100
5.000%, 06/01/34	500	556
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,529
Montgomery County, Higher Education & Health Authority, Philadelphia Presbyterian Hospital, RB
Callable 12/01/24 @ 103
4.000%, 12/01/48	2,000	1,951
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,064
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,672
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
Callable 12/01/26 @ 100
5.500%, 12/01/42	5,000	5,753

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	$2,000	$2,468
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,126
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,534
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,263
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C)	3,000	3,743
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 103
5.250%, 07/01/18(B) (C)	2,020	2,099
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,267

Total Pennsylvania		34,272

Rhode Island [0.2%]
Tobacco Settlement Financing, Ser B, RB
Callable 04/16/18 @ 13
8.929%, 06/01/52(D)	26,270	2,299

South Carolina [1.5%]
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/47	2,000	2,075
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/52	2,550	2,632
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	8,375	8,935
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,744

Total South Carolina		19,386

Tennessee [0.6%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,090
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,124
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	937
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31(B)	2,750	2,603
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37(B)	1,145	1,039

Total Tennessee		7,793

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Texas [10.8%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	$2,300	$2,363
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	412
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(C)	3,250	3,556
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	602
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	251
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	402
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	496
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,084
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,074
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,191
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 103
7.000%, 09/01/19(C)	475	523
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 103
6.750%, 09/01/19(C)	525	576
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 103
6.750%, 09/01/19(C)	500	549
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 103
6.625%, 09/01/19(C)	450	493
Houston, Airport System Revenue, RB, AMT
5.000%, 07/15/28	3,000	3,375
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,266
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(C)	5,300	6,075
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	492
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	493
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
Callable 03/30/18 @ 100
1.670%, 05/01/46(E)	4,000	4,000
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	376
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	402
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	504

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mission, Economic Development, Natgasline Project, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(B)	$2,000	$2,080
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,281
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	6,445	6,549
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,018
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,538
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	4,000	4,005
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser S, RB
Callable 08/15/21 @ 100
5.125%, 08/15/47(B)	1,500	1,499
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/42	2,000	2,120
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/47	2,000	2,113
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	1,007
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,200	1,203
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	504
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	406
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,951
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,777
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	935
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(A) (C)	5,000	5,478
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,686
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(G)	4,950	1,188
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	5,315	5,434
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 04/30/18 @ 100
4.500%, 11/15/21	4,065	4,059

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 04/30/18 @ 100
5.750%, 11/15/37	$6,000	$5,909
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/37	3,000	3,362
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/46	3,000	3,336
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	2,000	2,223
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,100	2,326
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,888
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,650
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	6,500	6,632
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(C)	565	599
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	5,697
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,779
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,904
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,087

Total Texas		136,778

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(B)(E)	1,000	998

Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	2,374
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,460

Total Virgin Islands		3,834

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Virginia [1.3%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	$2,000	$2,053
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,027
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,025	4,074
Tobacco Settlement Financing, Ser B1, RB
Callable 04/16/18 @ 100
5.000%, 06/01/47	1,560	1,541
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/47	2,500	2,625
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/52	3,880	4,060
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	917

Total Virginia		16,297

Washington [0.5%]
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,215	4,422
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,332

Total Washington		6,754

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,740	1,702

Wisconsin [5.5%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,626
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,558
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,286
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/40	1,000	1,048
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/45	1,000	1,045
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/37	1,110	1,161
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/41	955	995
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,717
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	650	679

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	$1,000	$1,037
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,284
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	4,000	4,044
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,515
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,100	3,013
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,729
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,164
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,959
Wisconsin State, Public Finance Authority, Denver International Airport, RB, AMT
Callable 09/30/27 @ 100
5.000%, 09/30/49	2,000	2,191
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,427
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,930
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,472
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,060
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,002
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,203
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,415	1,513
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,031

Total Wisconsin		69,689

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	2,908

Guam [0.9%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(C)	2,000	2,169
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(C)	6,000	6,492

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	$2,500	$2,628

Total Guam		11,289

Total Municipal Bonds
(Cost $1,204,588)		1,219,097

Short-Term Investment** [3.0%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	37,868,892	37,869

Total Short-Term Investment
(Cost $37,869)		37,869

Total Investments [99.5%]
(Cost $1,242,457)		$1,256,966

Percentages are based on Net Assets of $1,263,150 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Step Bond — The rate reported is the rate in effect on March 31, 2018. The coupon on a step bond changes on a specific date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $189,363 (000), representing 15.0% of the net assets of the Fund.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2018.
(G)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(H)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2018 is valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,219,097	$—	$1,219,097
Short-Term Investment	37,869	—	—	37,869
Total Investments in Securities	$37,869	$1,219,097	$—	$1,256,966

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [92.3%]
Advertising Agencies [1.8%]
MDC Partners
6.500%, 05/01/24(A)	$1,325	$1,289

Aerospace & Defense [0.1%]
Kratos Defense & Security Solutions
6.500%, 11/30/25(A)	100	104

Airport Develop/Maint [0.3%]
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	200	217

Applications Software [0.5%]
CDK Global
4.875%, 06/01/27(A)	100	96
PTC
6.000%, 05/15/24	250	262

Total Applications Software		358

Auto Rent & Lease [0.1%]
Flexi-Van Leasing
10.000%, 02/15/23(A)	50	50

Auto/Trk Prts and Equip-Repl [0.1%]
Allison Transmission
4.750%, 10/01/27(A)	75	71

Automotive [1.2%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	650	652
Tesla
5.300%, 08/15/25(A)	225	196

Total Automotive		848

Autoparts [1.3%]
Delphi Technologies
5.000%, 10/01/25(A)	350	336
LKQ European Holdings BV
4.125%, 04/01/28(A)	250	307
Titan International
6.500%, 11/30/23(A)	250	257

Total Autoparts		900

Banks [0.5%]
CIT Group
6.125%, 03/09/28	50	52
Compass Bank
3.875%, 04/10/25	300	293

Total Banks		345

Batteries/Battery Sys [0.1%]
EnerSys
5.000%, 04/30/23(A)	100	102

Broadcasting & Cable [10.0%]
Altice France
7.375%, 05/01/26(A)	950	905
6.250%, 05/15/24(A)	200	188
AMC Networks
4.750%, 08/01/25	100	96
Anixter
5.500%, 03/01/23	250	259
CCO Holdings
5.125%, 05/01/27(A)	1,000	950
5.000%, 02/01/28(A)	650	609
Charter Communications Operating
4.200%, 03/15/28	200	192
CSC Holdings
6.750%, 11/15/21	200	208
5.500%, 04/15/27(A)	175	168
5.250%, 06/01/24	150	143
DISH DBS
7.750%, 07/01/26	500	469
5.875%, 11/15/24	300	267

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Midcontinent Communications
6.875%, 08/15/23(A)	$300	$315
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	400	382
3.500%, 03/01/28(A)	300	361
Univision Communications
5.125%, 05/15/23(A)	150	143
UPCB Finance IV
5.375%, 01/15/25(A)	200	193
Videotron
5.125%, 04/15/27(A)	150	147
Virgin Media Finance
6.375%, 04/15/23(A)	350	355
Virgin Media Secured Finance
5.000%, 04/15/27(A)	350	484
Ziggo Secured Finance
5.500%, 01/15/27(A)	350	329

Total Broadcasting & Cable		7,163

Building & Construction [4.8%]
Cleaver-Brooks
7.875%, 03/01/23(A)	375	390
Grinding Media
7.375%, 12/15/23(A)	950	997
Novelis
6.250%, 08/15/24(A)	375	384
5.875%, 09/30/26(A)	450	441
Standard Industries
5.000%, 02/15/27(A)	100	97
4.750%, 01/15/28(A)	650	612
Summit Materials
8.500%, 04/15/22	350	377
Williams Scotsman International
7.875%, 12/15/22(A)	175	181

Total Building & Construction		3,479

Building-Heavy Construct [0.4%]
New Enterprise Stone & Lime
6.250%, 03/15/26(A)	75	75
Tutor Perini
6.875%, 05/01/25(A)	236	243

Total Building-Heavy Construct		318

Chemicals [0.8%]
GCP Applied Technologies
9.500%, 02/01/23(A)	350	386
PQ
6.750%, 11/15/22(A)	200	210

Total Chemicals		596

Commercial Serv-Finance [0.8%]
WEX
4.750%, 02/01/23(A)	550	553

Commercial Services [0.7%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	222
ServiceMaster
5.125%, 11/15/24(A)	325	314

Total Commercial Services		536

Computer System Design & Services [0.6%]
NCR
6.375%, 12/15/23	400	415

Consumer Products & Services [0.8%]
Central Garden & Pet
6.125%, 11/15/23	300	313
5.125%, 02/01/28	100	95
WMG Acquisition
5.000%, 08/01/23(A)	200	200

Total Consumer Products & Services		608

Containers & Packaging [0.8%]
Berry Global
4.500%, 02/15/26(A)	200	189
BWAY Holding
5.500%, 04/15/24(A)	200	201
Crown Americas
4.750%, 02/01/26(A)	150	145
Reynolds Group Issuer
6.875%, 02/15/21	69	71

Total Containers & Packaging		606

Data Processing/Mgmt [1.1%]
First Data
7.000%, 12/01/23(A)	200	210
5.750%, 01/15/24(A)	550	553

Total Data Processing/Mgmt		763

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Diagnostic Equipment [0.5%]
Avantor
6.000%, 10/01/24(A)	$350	$348

Diversified Operations [0.9%]
Actuant
5.625%, 06/15/22	175	177
Amsted Industries
5.375%, 09/15/24(A)	450	450

Total Diversified Operations		627

Drugs [2.2%]
Endo Dac
5.875%, 10/15/24(A)	350	345
Endo Finance
7.250%, 01/15/22(A)	75	65
5.375%, 01/15/23(A)	125	95
Valeant Pharmaceuticals International
7.000%, 03/15/24(A)	800	834
6.500%, 03/15/22(A)	100	103
5.500%, 11/01/25(A)	150	146

Total Drugs		1,588

E-Commerce/Services [0.1%]
Match Group
5.000%, 12/15/27(A)	100	99

Educational Software [0.1%]
Ascend Learning
6.875%, 08/01/25(A)	75	77

Electric Utilities [0.8%]
AES
6.000%, 05/15/26	200	210
Terraform Global Operating
6.125%, 03/01/26(A)	375	378

Total Electric Utilities		588

Electronic Measur Instr [0.2%]
Itron
5.000%, 01/15/26(A)	150	148

Energy & Power [0.5%]
Pattern Energy Group
5.875%, 02/01/24(A)	250	256
TerraForm Power Operating
6.625%, 06/15/25(A) (B)	125	134

Total Energy & Power		390

Enterprise Software/Serv [0.9%]
Infor US
6.500%, 05/15/22	600	611

Entertainment & Gaming [1.8%]
AMC Entertainment Holdings
6.125%, 05/15/27	375	369
5.875%, 11/15/26	75	74
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (C) (D)	35	15
9.375%, 11/15/29(A) (C)	16	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	475	475
Wynn Las Vegas
5.500%, 03/01/25(A)	375	377

Total Entertainment & Gaming		1,310

Financial Services [6.9%]
FBM Finance
8.250%, 08/15/21(A)	1,000	1,045
Icahn Enterprises
5.875%, 02/01/22	650	652
Jefferies Finance
7.500%, 04/15/21(A)	450	455
7.375%, 04/01/20(A)	520	525
7.250%, 08/15/24(A)	300	296
6.875%, 04/15/22(A)	200	198
Lincoln Finance
7.375%, 04/15/21(A)	150	155
LoanCore Capital Markets
6.875%, 06/01/20(A)	450	456
Oxford Finance
6.375%, 12/15/22(A)	250	256
Quicken Loans
5.750%, 05/01/25(A)	50	50
5.250%, 01/15/28(A)	575	537
Travelport Corporate Finance
6.000%, 03/15/26(A)	350	351

Total Financial Services		4,976

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [2.8%]
Beverages & More
11.500%, 06/15/22(A)	$200	$184
FAGE International
5.625%, 08/15/26(A)	560	521
Vector Group
6.125%, 02/01/25(A)	1,300	1,300

Total Food, Beverage & Tobacco		2,005

Food-Canned [0.1%]
TreeHouse Foods
6.000%, 02/15/24(A)	50	50

Food-Catering [0.1%]
Aramark Services
5.000%, 02/01/28(A)	100	98

Food-Flour and Grain [0.9%]
Post Holdings
5.625%, 01/15/28(A)	450	430
5.500%, 03/01/25(A)	200	197

Total Food-Flour and Grain		627

Food-Wholesale/Distrib [0.4%]
KeHE Distributors
7.625%, 08/15/21(A)	270	264

Gas-Distribution [2.0%]
AmeriGas Partners
5.750%, 05/20/27	275	263
5.500%, 05/20/25	100	96
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,050	1,079

Total Gas-Distribution		1,438

Gold Mining [1.7%]
Eldorado
6.125%, 12/15/20(A)	950	902
Yamana
4.950%, 07/15/24	300	309

Total Gold Mining		1,211

Hotels & Lodging [0.3%]
Wyndham Hotels & Resorts
5.375%, 04/15/26	200	200

Hotels and Motels [0.2%]
Interval Acquisition
5.625%, 04/15/23	150	153

Human Resources [0.3%]
AMN Healthcare
5.125%, 10/01/24(A)	200	200

Insurance [1.0%]
American Equity Investment Life Holding
5.000%, 06/15/27	275	279
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	150	151
USIS Merger Sub
6.875%, 05/01/25(A)	300	300

Total Insurance		730

Internet Connectiv Svcs [0.8%]
Zayo Group
6.375%, 05/15/25	300	311
5.750%, 01/15/27(A)	250	244

Total Internet Connectiv Svcs		555

Machinery-General Indust [0.1%]
Tennant
5.625%, 05/01/25	100	102

Marine Services [1.2%]
Great Lakes Dredge & Dock
8.000%, 05/15/22	850	871

Medical Products & Services [2.6%]
Acadia Healthcare
6.500%, 03/01/24	200	208
5.625%, 02/15/23	250	253
Halyard Health
6.250%, 10/15/22	400	410
HCA
5.500%, 06/15/47	200	193
Hill-Rom Holdings
5.000%, 02/15/25(A)	160	159
Hologic
4.375%, 10/15/25(A)	300	290
Tenet Healthcare
4.625%, 07/15/24(A)	350	336

Total Medical Products & Services		1,849

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)

Metals & Mining [1.2%]
Alcoa Nederland Holding BV
7.000%, 09/30/26(A)	$150	$162
6.750%, 09/30/24(A)	550	588
Kaiser Aluminum
5.875%, 05/15/24	100	104
New Day Aluminum
10.000%, 10/25/20(C)	6	6

Total Metals & Mining		860

Miscellaneous Business Services [0.1%]
Service International
4.625%, 12/15/27	100	97

Multi-line Insurance [0.2%]
Assurant
7.000%, VAR ICE LIBOR USD 3 Month+4.135%, 03/27/48	150	153

Oil-Field Services [0.9%]
Exterran Energy Solutions
8.125%, 05/01/25(A)	575	610

Paper & Related Products [0.5%]
Clearwater Paper
5.375%, 02/01/25(A)	225	214
4.500%, 02/01/23	150	144

Total Paper & Related Products		358

Petroleum & Fuel Products [11.5%]
Alta Mesa Holdings
7.875%, 12/15/24	106	110
American Midstream Partners
8.500%, 12/15/21(A)	735	740
Antero Resources
5.625%, 06/01/23	350	357
5.125%, 12/01/22	350	353
Callon Petroleum
6.125%, 10/01/24	150	153
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	100	111
5.125%, 06/30/27	75	74
CNX Resources
8.000%, 04/01/23	400	424
Comstock Resources
10.000% cash/12.250% PIK, 03/15/20	300	308
Covey Park Energy
7.500%, 05/15/25(A)	545	540
Crestwood Midstream Partners
6.250%, 04/01/23	150	151
5.750%, 04/01/25	150	149
EP Energy
9.375%, 05/01/24(A)	46	33
8.000%, 02/15/25(A)	65	43
Gibson Energy
5.250%, 07/15/24(A)	450	350
Indigo Natural Resources
6.875%, 02/15/26(A)	400	377
Legacy Reserves
8.000%, 12/01/20	760	614
6.625%, 12/01/21	600	438
Moss Creek Resources Holdings
7.500%, 01/15/26(A)	500	504
Murphy Oil
5.750%, 08/15/25	75	74
Parkland Fuel
6.000%, 04/01/26(A)	350	352
PDC Energy
6.125%, 09/15/24	50	51
5.750%, 05/15/26(A)	375	368
QEP Resources
5.375%, 10/01/22	200	200
SRC Energy
6.250%, 12/01/25(A)	150	150
Summit Midstream Holdings
5.750%, 04/15/25	300	286
Trinidad Drilling
6.625%, 02/15/25(A)	125	117
Unit
6.625%, 05/15/21	850	850

Total Petroleum & Fuel Products		8,277

Publishing-Books [2.6%]
Cengage Learning
9.500%, 06/15/24(A)	1,050	806
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	1,125	1,075

Total Publishing-Books		1,881

Radio [1.0%]
Sirius XM Radio
5.375%, 07/15/26(A)	350	346
5.000%, 08/01/27(A)	200	188

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
3.875%, 08/01/22(A)	$200	$191

Total Radio		725

Real Estate [1.3%]
Kennedy-Wilson
5.875%, 04/01/24	905	897

Real Estate Investment Trusts [1.6%]
CoreCivic
4.750%, 10/15/27	300	282
CyrusOne
5.000%, 03/15/24	200	200
GEO Group
6.000%, 04/15/26	400	391
5.875%, 10/15/24	200	198
iStar
5.250%, 09/15/22	60	58

Total Real Estate Investment Trusts		1,129

Real Estate Oper/Develop [1.2%]
Greystar Real Estate Partners
5.750%, 12/01/25(A)	325	324
Hunt
6.250%, 02/15/26(A)	525	507

Total Real Estate Oper/Develop		831

Regional Authority [0.0%]
Mashantucket Western Pequot Tribe
6.500% cash/0% PIK, 07/01/36(C)	96	1

Resorts/Theme Parks [0.2%]
Boyne USA
7.250%, 05/01/25(A)	125	128

Retail [4.5%]
Albertsons
6.625%, 06/15/24	75	67
5.750%, 03/15/25	300	256
Beacon Escrow
4.875%, 11/01/25(A)	90	86
Carrols Restaurant
8.000%, 05/01/22	350	364
Cumberland Farms
6.750%, 05/01/25(A)	300	312
Ferrellgas
6.750%, 01/15/22	300	284
6.750%, 06/15/23	600	546
L Brands
6.750%, 07/01/36	100	96
Lithia Motors
5.250%, 08/01/25(A)	200	200
Nathan’s Famous
6.625%, 11/01/25(A)	400	402
PetSmart
5.875%, 06/01/25(A)	250	181
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	415

Total Retail		3,209

Security Brokers & Dealers [1.2%]
Brookfield Finance
3.900%, 01/25/28	200	194
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/49	400	418
NFP
6.875%, 07/15/25(A)	225	223

Total Security Brokers & Dealers		835

Steel & Steel Works [0.6%]
Big River Steel
7.250%, 09/01/25(A)	325	337
Commercial Metals
5.375%, 07/15/27	125	123

Total Steel & Steel Works		460

Telephones & Telecommunications [3.6%]
Inmarsat Finance
4.875%, 05/15/22(A)	600	583
Level 3 Financing
5.375%, 08/15/22	50	50
5.375%, 01/15/24	450	438
5.375%, 05/01/25	100	97
Qualitytech
4.750%, 11/15/25(A)	125	118
Sprint Communications
9.000%, 11/15/18(A)	200	206
7.000%, 03/01/20(A)	600	630
T-Mobile USA
4.750%, 02/01/28	450	433

Total Telephones & Telecommunications		2,555

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Toys [0.2%]
Mattel
6.750%, 12/31/25(A)	$131	$128

Transportation Services [0.9%]
Sabre GLBL
5.250%, 11/15/23(A)	300	303
VOC Escrow
5.000%, 02/15/28(A)	300	285
Wabash National
5.500%, 10/01/25(A)	90	88

Total Transportation Services		676

Utility [1.1%]
Suburban Propane Partners
5.875%, 03/01/27	250	237
5.750%, 03/01/25	250	240
5.500%, 06/01/24	350	337

Total Utility		814

Waste Disposal [0.3%]
Waste Pro USA
5.500%, 02/15/26(A)	150	148
Wrangler Buyer
6.000%, 10/01/25(A)	60	59

Total Waste Disposal		207

Web Hosting/Design [1.4%]
EIG Investors
10.875%, 02/01/24	850	927
VeriSign
4.750%, 07/15/27	100	96

Total Web Hosting/Design		1,023

Total Corporate Bonds
(Cost $67,637)		66,290

Loan Participations [5.1%]
Computers & Electronics [1.6%]
Advanced Computer, Term Loan, 1st Lien
11.373%, 01/31/23	400	392
SS&C Technologies, 1st Lien
4.401%, 02/27/25	200	201
TIBCO Software Inc., Term B-1 Loan, 1st Lien
5.380%, VAR LIBOR+3.500%, 12/04/20	534	535

Total Computers & Electronics		1,128

Energy [1.1%]
Express Oil, 1st Lien
5.072%, 03/25/20(C)	345	345
Express Oil, Unfunded
4.401%, 03/25/20(C)	55	55
Invenergy Thermal, Term Loan, 1st Lien
7.802%, 10/19/22(E)	411	389

Total Energy		789

Entertainment And Leisure [0.3%]
Crown Finance, Tranche Term Loan, 1st Lien
4.377%, 02/28/25(F)	200	200

Information Technology [0.1%]
Project Alpha Intermediate Holding, Term Loan B
5.040%, 04/19/24(F)	98	96

Printing & Publishing [0.2%]
Cengage Learning, Inc., 2016 Refinancing Term Loan,
6.036%, 06/07/23(F)	150	136

Retail [1.1%]
Belk, Term Loan, 1st Lien
6.458%, VAR LIBOR+4.750%, 12/12/22	156	135
Blue Nile, Term Loan, 1st Lien
8.802%, 01/20/23(C) (G)	168	169
Euro Garages, 1st Lien
6.140%, 02/07/25	150	150
Hardware Holdings, Term Loan B
8.377%, 03/30/20(C)	321	311
Sears, Cov-Lite, 1st Lien
6.202%, 01/19/20	31	31

Total Retail		796

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Specialty Apparel Stores [0.7%]
Boot Barn, Term Loan, 1st Lien
6.808%, 06/24/21(C)	$513	$508

Total Loan Participations
(Cost $3,616)		3,653

Common Stock [0.4%]
Electronic Equipment & Instruments [0.0%]
CUI * (C) (E) (H)	—	8

Metals & Mining [0.0%]
Mirabela Nickel * (C) (E) (H)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group * (C) (E)	22	14

Oil, Gas & Consumable Fuels [0.4%]
Approach Resources *	2,831	7
SandRidge Energy *	16,758	243
Titan Energy * (C)	11,458	13

Total Oil, Gas & Consumable Fuels		263

Petroleum & Fuel Products [0.0%]
MWO *	130	13

Total Common Stock
(Cost $1,143)		298

Convertible Bond [0.2%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A) (C) (D) (E)	653	140

Total Convertible Bond
(Cost $653)		140

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (E) (H)	8,500	—

Total Special Stock
(Cost $9)		—

Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (C)	49	30

Total Preferred Stock
(Cost $44)		30

Description	Shares	Value (000)
Short-Term Investment** [1.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	1,065,596	$1,066

Total Short-Term Investment
(Cost $1,066)		1,066

Total Investments [99.5%]
(Cost $74,168)		$71,477

Percentages are based on Net Assets of $71,822 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $44,740 (000), representing 62.3% of the net assets of the Fund.
(B)	Step Bond — The rate reported is the rate in effect on March 31, 2018. The coupon on a step bond changes on a specific date.
(C)	Security is considered illiquid. The total market value of such security as of March 31, 2018 was $1,615 (000) and represented 2.2% of the net assets of the Fund.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan.
(H)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2018 was $8 (000) and represented 0.0% of the net assets of the Fund.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

PIK — Paid In-Kind

Ser — Series

USD — United States Dollar

VAR — Variable

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale High Yield Bond Fund (concluded)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Bank Bellevue	04/10/18	EUR	297	USD	367	$1
Barclays PLC	04/10/18	GBP	358	USD	495	(7)
JPMorgan Chase Bank	04/10/18	CAD	455	USD	352	(1)
						$(7)

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$66,290	$—	$66,290
Loan Participations	—	3,264	389	3,653
Common Stock	276	—	22	298
Convertible Bond	—	—	140	140
Preferred Stock	—	30	—	30
Special Stock	—	—	—	—
Short-Term Investment	1,066	—	—	1,066
Total Investments in Securities	$1,342	$69,584	$551	$71,477

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*
Unrealized Appreciation	$—	$1	$—	$1
Unrealized Depreciation	—	(8)	—	(8)
Total	$—	$(7)	$—	$(7)

*	Forward contracts are valued at the unrealized depreciation on the instrument.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [69.1%]
Consumer Discretionary [5.0%]
AutoZone
3.700%, 04/15/22	$250	$254
2.500%, 04/15/21	1,000	980
Daimler Finance North America
2.241%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	4,001
ERAC USA Finance
3.300%, 10/15/22(A)	250	250
Gap
5.950%, 04/12/21	495	520
General Motors Financial
4.350%, 01/17/27	2,500	2,483
Home Depot
2.625%, 06/01/22	1,000	985
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	986
Tupperware Brands
4.750%, 06/01/21	500	514

Total Consumer Discretionary		10,973

Consumer Staples [1.1%]
Campbell Soup
8.875%, 05/01/21	350	405
CVS Health
3.500%, 07/20/22	2,000	1,996

Total Consumer Staples		2,401

Energy [0.4%]
DCP Midstream Operating
9.750%, 03/15/19(A)	114	121
Ecopetrol
7.625%, 07/23/19	250	264
Energy Transfer Partners
9.000%, 04/15/19	189	200
3.600%, 02/01/23	200	195
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	130

Total Energy		910

Financials [29.0%]
Alleghany
5.625%, 09/15/20	270	285
American Express
2.606%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	5,805	5,786
Axis Specialty Finance
5.875%, 06/01/20	250	263
Bank of America, MTN
3.178%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/19	5,000	5,031
Bank of Montreal, MTN
2.701%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	4,070	4,076
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,243
Barclays
4.375%, 01/12/26	1,500	1,502
Capital One Financial
4.200%, 10/29/25	1,000	991
Citigroup
4.500%, 01/14/22	2,000	2,078
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	4,918
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,554
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	2,974

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Goldman Sachs Group
3.009%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/21	$60	$61
Goldman Sachs Group, MTN
3.220%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,546
Jefferies Group
5.125%, 01/20/23	2,700	2,857
JPMorgan Chase
3.125%, 01/23/25	4,700	4,532
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	16
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	128
Morgan Stanley, MTN
5.500%, 01/26/20	150	156
3.750%, 02/25/23	5,000	5,053
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,970
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,303
Principal Financial Group
3.300%, 09/15/22	200	199
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,844
Toronto-Dominion Bank, MTN
2.347%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	3,100	3,115

Total Financials		63,481

Health Care [7.8%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,045
AbbVie
2.850%, 05/14/23	2,500	2,421
Gilead Sciences
2.950%, 03/01/27	5,000	4,730
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,518
UnitedHealth Group
2.375%, 10/15/22	4,500	4,330

Total Health Care		17,044

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	253
IDEX
4.200%, 12/15/21	250	250
John Deere Capital, MTN
2.800%, 09/08/27	5,000	4,709
Penske Truck Leasing
4.875%, 07/11/22(A)	200	211
4.250%, 01/17/23(A)	300	309
Republic Services
3.550%, 06/01/22	250	252
Roper Technologies
3.125%, 11/15/22	200	198

Total Industrials		6,182

Information Technology [6.9%]
Apple
2.450%, 08/04/26	5,700	5,284
Fiserv
3.500%, 10/01/22	250	252
KLA-Tencor
4.650%, 11/01/24	2,500	2,611
Oracle
2.500%, 05/15/22	5,000	4,902
Western Union
5.253%, 04/01/20	2,000	2,073

Total Information Technology		15,122

Materials [3.9%]
Airgas
2.900%, 11/15/22	250	247
Avery Dennison
5.375%, 04/15/20	405	421
Glencore Funding
3.080%, VAR ICE LIBOR USD 3 Month+1.360%, 01/15/19(A)	2,000	2,011
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	5,879

Total Materials		8,558

Real Estate [4.3%]
American Tower
4.000%, 06/01/25	1,800	1,789
DDR
4.625%, 07/15/22	250	259

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Equity Commonwealth
5.875%, 09/15/20	$105	$109
HCP
4.000%, 06/01/25	2,770	2,774
Highwoods Realty
3.625%, 01/15/23	200	198
National Retail Properties
3.800%, 10/15/22	350	352
Realty Income
3.250%, 10/15/22	200	198
Regency Centers
3.750%, 11/15/22	250	252
Senior Housing Properties Trust
6.750%, 12/15/21	500	537
Washington
3.950%, 10/15/22	250	254
Welltower
4.950%, 01/15/21	155	161
3.750%, 03/15/23	2,500	2,531

Total Real Estate		9,414

Telecommunication Services [5.8%]
America Movil
3.125%, 07/16/22	4,000	3,933
AT&T
3.600%, 02/17/23	5,000	5,030
Verizon Communications
4.600%, 04/01/21	3,600	3,753

Total Telecommunication Services		12,716

Utilities [2.1%]
Exelon Generation
3.400%, 03/15/22	2,500	2,502
Korea Electric Power
6.750%, 08/01/27	75	93
National Fuel Gas
4.900%, 12/01/21	500	519
Puget Energy
6.000%, 09/01/21	500	542
5.625%, 07/15/22	250	269
Southwestern Electric Power
3.550%, 02/15/22	500	508

Total Utilities		4,433

Total Corporate Bonds
(Cost $152,461)		151,234

U.S. Government Agency Obligations [11.2%]
FNMA
6.250%, 05/15/29	6,000	7,795
2.625%, 09/06/24	14,500	14,373
1.875%, 09/24/26	2,500	2,304

Total U.S. Government Agency Obligations
(Cost $24,957)		24,472

Asset-Backed Securities [7.3%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	39	40
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(C) (D) (G)	454	16
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A1
1.400%, 11/20/18(A)	588	588
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(B) (G)	5	4
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	4,000	3,943
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	1	1
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20(A)	7,490	7,482
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	4,000	3,958

Total Asset-Backed Securities
(Cost $16,595)		16,032

U.S. Government Mortgage-Backed Obligations [4.1%]
FHLMC, Pool 1B2677
3.650%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	3	4
FHLMC, Pool 1B2683
3.642%, VAR ICE LIBOR USD 12 Month+1.892%, 01/01/35	2	2
FHLMC, Pool 1B2692
3.515%, VAR ICE LIBOR USD 12 Month+1.766%, 12/01/34	6	6

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool A93505
4.500%, 08/01/40	$21	$22
FHLMC, Pool A93996
4.500%, 09/01/40	31	33
FHLMC, Pool C03490
4.500%, 08/01/40	165	174
FHLMC, Pool C09015
3.000%, 10/01/42	161	158
FHLMC, Pool G02940
5.500%, 05/01/37	4	4
FHLMC, Pool G04222
5.500%, 04/01/38	8	9
FHLMC, Pool G04913
5.000%, 03/01/38	33	36
FHLMC, Pool G08003
6.000%, 07/01/34	10	12
FHLMC, Pool G11880
5.000%, 12/01/20	4	4
FHLMC, Pool G18124
6.000%, 06/01/21	3	4
FHLMC, Pool J19197
3.000%, 05/01/27	87	87
FHLMC, Pool Q08998
3.500%, 06/01/42	118	119
FHLMC, Pool Q10378
3.000%, 08/01/42	150	147
FHLMC, Ser 2011-3958, Cl
4.000%, 06/15/26	1,490	1,499
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	281	280
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	136	137
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	288	287
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	200
FNMA, Pool 252570
6.500%, 07/01/29	3	3
FNMA, Pool 253183
7.500%, 04/01/30	—	1
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254685
5.000%, 04/01/18	—	—
FNMA, Pool 254949
5.000%, 11/01/33	7	8
FNMA, Pool 255814
5.500%, 08/01/35	12	13
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	11	12
FNMA, Pool 735060
6.000%, 11/01/34	7	8
FNMA, Pool 735228
5.500%, 02/01/35	6	6
FNMA, Pool 735230
5.500%, 02/01/35	14	16
FNMA, Pool 745275
5.000%, 02/01/36	55	59
FNMA, Pool 745418
5.500%, 04/01/36	62	68
FNMA, Pool 827223
3.215%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	21	22
FNMA, Pool 844809
5.000%, 11/01/35	22	24
FNMA, Pool AD0454
5.000%, 11/01/21	4	4
FNMA, Pool AD8522
4.000%, 08/01/40	24	25
FNMA, Pool AE0828
3.500%, 02/01/41	215	217
FNMA, Pool AH0621
3.500%, 01/01/41	50	51
FNMA, Pool AJ1407
4.000%, 09/01/41	38	39
FNMA, Pool AJ7689
4.000%, 12/01/41	131	135
FNMA, Pool AK0971
3.000%, 02/01/27	81	81
FNMA, Pool AL5866
2.730%, 08/01/22	4,221	4,197
FNMA, Pool AO2970
3.000%, 05/01/42	142	140
FNMA, Pool AO4137
3.500%, 06/01/42	120	121
FNMA, Pool MA1277
2.500%, 12/01/27	81	80
GNMA, Pool G2 4696
4.500%, 05/20/40	70	74
GNMA, Pool G2 4747
5.000%, 07/20/40	27	29

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
GNMA, Pool G2 4923
4.500%, 01/20/41	$43	$45
GNMA, Pool G2 MA0155
4.000%, 06/20/42	103	107
GNMA, Pool G2 MA0392
3.500%, 09/20/42	129	131

Total U.S. Government Mortgage-Backed Obligations
(Cost $9,043)		8,942

Closed-End Fund [3.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund* (G)	762,488	6,893

Total Closed-End Fund
(Cost $7,756)		6,893

Preferred Stock [2.3%]
Financials [0.7%]
BB&T, 5.625%	10,000	251
Citigroup, 5.800%	10,000	254
HSBC Holdings, 8.000%	30,000	784
Prudential Financial, 5.750%	10,000	252

Total Financials		1,541

Industrials [0.4%]
Pitney Bowes, 6.700%	10,000	249
Stanley Black & Decker, 5.750%	20,000	504

Total Industrials		753

REITs [0.9%]
Kimco Realty, 5.500%	10,000	232
Senior Housing Properties Trust, 5.625%	52,500	1,309
Vornado Realty Trust, 5.700%	20,000	499

Total REITs		2,040

Telecommunication Services [0.3%]
Telephone & Data Systems, 5.875%	30,000	737

Total Preferred Stock
(Cost $5,039)		5,071

Description	Face Amount (000)	Value (000)
Foreign Government Bonds [1.4%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	$3,000	$2,987
Province of Quebec Canada, MTN
7.380%, 04/09/26(E)	100	126

Total Foreign Government Bonds
(Cost $3,121)		3,113

Commercial Mortgage-Backed Obligations [0.4%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	124
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	274	270
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	272

Total Commercial Mortgage-Backed Obligations
(Cost $835)		814

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(F)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	2	2
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(F)	18	19
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	5	5

Total Residential Mortgage-Backed Securities
(Cost $26)		26

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment** [0.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	1,208,211	$1,208

Total Short-Term Investment
(Cost $1,208)		1,208

Total Investments [99.5%]
(Cost $221,041)		$217,805

Percentages are based on Net Assets of $218,965 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $16,086 (000), representing 7.3% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2018 was $16 (000) and represented 0.0% of the net assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Step Bond — The rate reported is the rate in effect on March 31, 2018. The coupon on a step bond changes on a specific date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $6,913 (000) and represented 3.2% of net assets of the Fund.

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

NY — New York

Ser — Series

SPE — Special Purpose Entity

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$151,234	$—	$151,234
U.S. Government Agency Obligations	—	24,472	—	24,472
Asset-Backed Securities	—	16,016	16	16,032
U.S. Government Mortgage-Backed Obligations	—	8,942	—	8,942
Closed-End Fund	6,893	—	—	6,893
Preferred Stock	5,071	—	—	5,071
Foreign Government Bonds	—	3,113	—	3,113
Commercial Mortgage-Backed Obligations	—	814	—	814
Residential Mortgage-Backed Securities	—	26	—	26
Short-Term Investment	1,208	—	—	1,208
Total Investments in Securities	$13,172	$204,617	$16	$217,805

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [44.3%]
Advertising Sales [0.0%]
Clear Channel International
8.750%, 12/15/20(A)	$200	$209
Outfront Media Capital
5.875%, 03/15/25	675	684
5.625%, 02/15/24	350	351

Total Advertising Sales		1,244

Aerospace & Defense [0.1%]
TransDigm
6.500%, 07/15/24	775	795
6.500%, 05/15/25	1,825	1,843
6.375%, 06/15/26	425	428
6.000%, 07/15/22	950	969
5.500%, 10/15/20	350	352

Total Aerospace & Defense		4,387

Air Transportation [0.5%]
JSL Europe
7.750%, 07/26/24	12,385	12,586
Rumo Luxembourg Sarl
5.875%, 01/18/25	1,070	1,059

Total Air Transportation		13,645

Airlines [0.9%]
EA Partners I
6.875%, 09/28/20	6,160	4,470
EA Partners II
6.750%, 06/01/21	6,300	4,441
Gol Finance
8.875%, 01/24/22	3,869	4,053
7.000%, 01/31/25	2,400	2,373
Guanay Finance
6.000%, 12/15/20	147	150
SriLankan Airlines
5.300%, 06/27/19	10,931	10,940

Total Airlines		26,427

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(A)	450	436

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24	750	769
5.625%, 12/15/26	1,275	1,253
5.375%, 08/15/20(A)	383	385

Total Applications Software		2,407

Auto Rent & Lease [0.1%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	800	808
5.250%, 03/15/25(A)	275	262
Hertz
7.625%, 06/01/22(A)	450	457
5.500%, 10/15/24(A)	575	486
United Rentals North America
5.875%, 09/15/26	575	598
5.750%, 11/15/24	175	182
5.500%, 07/15/25	150	153
5.500%, 05/15/27	900	907
4.875%, 01/15/28	600	579

Total Auto Rent & Lease		4,432

Auto-Med and Heavy Duty Trks [0.0%]
JB Poindexter
9.000%, 04/01/22(A)	541	558

Automotive [0.4%]
BCD Acquisition
9.625%, 09/15/23(A)	1,100	1,188

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
General Motors Financial
3.612%, VAR ICE LIBOR USD 3 Month+1.310%, 06/30/22	$10,000	$10,145

Total Automotive		11,333

Autoparts [0.2%]
Adient Global Holdings
4.875%, 08/15/26(A)	1,300	1,228
American Axle & Manufacturing
6.500%, 04/01/27	1,275	1,275
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,250	1,300
5.750%, 04/15/25(A)	300	306
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(A)	1,875	1,807
4.500% cash/0% PIK, 09/15/23(A)	275	267
TI Group Automotive Systems
8.750%, 07/15/23(A)	549	576
Tupy Overseas
6.625%, 07/17/24	65	68

Total Autoparts		6,827

Banks [3.5%]
African Bank, MTN
8.125%, 10/19/20	6,133	6,317
Banco de Bogota
6.250%, 05/12/26	1,410	1,485
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/49	975	1,046
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/49	5,190	4,729
Bank Nadra via NDR Finance
8.250%, 06/22/17(B) (E)	721	4
Bank of Ceylon
5.325%, 04/16/18	5,835	5,835
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/33	1,700	1,640
BMCE Bank
6.250%, 11/27/18	1,000	1,015
CBQ Finance
2.875%, 06/24/19	4,500	4,455
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/21	2,050	2,093
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	2,100	2,126
FBN Finance
8.250%, 08/07/20	3,750	3,750
Fidelity Bank
6.875%, 05/09/18	2,400	2,384
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Year Curr+6.488%, 07/23/21	6,588	6,518
ForteBank JSC
11.750%, 12/15/24	3,465	3,915
Guaranty Trust Bank, MTN
6.000%, 11/08/18	2,000	2,020
Kazkommertsbank JSC
8.500%, 05/11/18	4,000	4,016
5.500%, 12/21/22	13,543	13,483
National Savings Bank
8.875%, 09/18/18	2,270	2,309
QNB Finansbank, MTN
6.250%, 04/30/19	500	509
Renaissance Credit Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,585
13.500%, 05/22/19	2,245	2,200
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18	1,425	1,435
5.100%, 07/25/18	5,046	5,076
State Savings Bank of Ukraine Via SSB #1
9.375% cash/0% PIK, 03/10/23(C)	8,200	8,608
0.000%, 03/20/25(C)	3,112	3,295
TC Ziraat Bankasi
4.250%, 07/03/19	2,000	1,996

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Tinkoff Credit Systems Via TCS Finance
9.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.592%, 12/31/49	$3,685	$3,838
Turkiye Is Bankasi
3.750%, 10/10/18	3,000	2,997
Turkiye Vakiflar Bankasi TAO, MTN
5.000%, 10/31/18	680	682
3.750%, 04/15/18	500	499
Yapi ve Kredi Bankasi
5.250%, 12/03/18	500	505
Zenith Bank, MTN
6.250%, 04/22/19	1,200	1,219

Total Banks		104,584

Beauty Products [0.1%]
First Quality Finance
5.000%, 07/01/25(A)	300	287
4.625%, 05/15/21(A)	1,900	1,891

Total Beauty Products		2,178

Broadcasting & Cable [2.9%]
Altice
7.750%, 05/15/22(A)	850	789
7.625%, 02/15/25(A)	1,500	1,283
Altice Financing
7.500%, 05/15/26	13,180	12,949
Altice Finco, MTN
7.625%, 02/15/25	4,085	4,044
Altice France
7.375%, 05/01/26(A)	2,850	2,715
6.250%, 05/15/24(A)	575	542
6.000%, 05/15/22(A)	200	195
Altice Luxembourg
7.625%, 02/15/25	4,500	3,848
Altice US Finance I
5.500%, 05/15/26(A)	775	758
5.375%, 07/15/23(A)	575	582
AMC Networks
5.000%, 04/01/24	1,400	1,383
4.750%, 12/15/22	125	126
4.750%, 08/01/25	175	169
Cablevision Systems
5.875%, 09/15/22	1,200	1,191
CCO Holdings
5.875%, 04/01/24(A)	325	331
5.875%, 05/01/27(A)	600	600
5.750%, 09/01/23	525	533
5.750%, 01/15/24	425	431
5.750%, 02/15/26(A)	300	299
5.500%, 05/01/26(A)	875	856
5.375%, 05/01/25(A)	250	246
5.250%, 09/30/22	925	939
5.125%, 02/15/23	1,275	1,283
5.125%, 05/01/27(A)	1,100	1,044
5.000%, 02/01/28(A)	1,300	1,219
Cequel Communications Holdings I
7.750%, 07/15/25(A)	1,000	1,058
7.500%, 04/01/28(A)	675	690
5.125%, 12/15/21(A)	1,250	1,247
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,550	1,582
CSC Holdings
10.125%, 01/15/23(A)	475	527
6.625%, 10/15/25(A)	625	645
5.500%, 04/15/27(A)	1,550	1,484
5.250%, 06/01/24	875	833
DISH DBS
7.750%, 07/01/26	200	187
5.875%, 07/15/22	1,400	1,339
5.875%, 11/15/24	1,525	1,359
5.000%, 03/15/23	675	607
Gray Television
5.875%, 07/15/26(A)	1,275	1,240
5.125%, 10/15/24(A)	450	435
iHeartCommunications
9.000%, 03/01/21(B)	1,150	904
LIN Television
5.875%, 11/15/22	400	412
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	899
5.625%, 08/01/24(A)	1,600	1,567
Sinclair Television Group
5.875%, 03/15/26(A)	1,050	1,040
5.625%, 08/01/24(A)	1,275	1,265
5.125%, 02/15/27(A)	500	464
TEGNA
6.375%, 10/15/23	1,125	1,169
5.500%, 09/15/24(A)	300	306
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,800	1,721
Tribune Media
5.875%, 07/15/22	1,950	1,977

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)		$1,850	$1,940
Virgin Media Finance
6.375%, 04/15/23(A)		675	685
6.000%, 10/15/24(A)		200	198
5.750%, 01/15/25(A)		500	479
Virgin Media Secured Finance
5.500%, 08/15/26(A)		400	389
5.250%, 01/15/26(A)		2,250	2,165
Vrio Finco 1
6.875%, 04/04/28(A) (E)		2,700	2,717
6.875%, 04/04/28		2,000	1,992
6.250%, 04/04/23(A) (E)		5,400	5,481
6.250%, 04/04/23		5,000	5,050
VTR Finance
6.875%, 01/15/24		1,015	1,060
Ziggo Bond Finance
6.000%, 01/15/27(A)		925	862
5.875%, 01/15/25(A)		275	260
Ziggo Secured Finance
5.500%, 01/15/27(A)		1,325	1,245

Total Broadcasting & Cable			87,835

Building & Construction [0.7%]
Cemex
6.472%, VAR ICE LIBOR USD 3 Month+4.750%, 10/15/18		4,600	4,650
5.700%, 01/11/25		4,130	4,246
China Shanshui Cement Group
7.500%, 03/10/20(E)		4,323	3,545
Hillman Group
6.375%, 07/15/22(A)		1,675	1,625
Jeld-Wen
4.625%, 12/15/25(A)		175	167
Masonite International
5.625%, 03/15/23(A)		875	900
Ply Gem Industries
6.500%, 02/01/22		650	670
Standard Industries
6.000%, 10/15/25(A)		950	974
5.000%, 02/15/27(A)		1,775	1,723
USG
4.875%, 06/01/27(A)		350	353
Yuksel Insaat
9.500%, 12/31/49(B) (E)		11,809	590

Total Building & Construction			19,443

Building & Construction Supplies [0.4%]
CSN Islands XI
6.875%, 09/21/19		2,930	2,934
CSN Islands XII
7.000%, 12/23/66		6,685	5,239
Signode Industrial Group Lux
6.375%, 05/01/22(A)		2,675	2,752

Total Building & Construction Supplies			10,925

Building-Heavy Construct [0.5%]
Andrade Gutierrez International
4.000%, 04/30/18		15,699	14,915

Total Building-Heavy Construct			14,915

Business Services [0.0%]
Gartner
5.125%, 04/01/25(A)		525	525

Cable Satellite [0.1%]
United Group
4.375%, 07/01/22	EUR	1,700	2,128

Chemicals [0.7%]
Alpha 3
6.250%, 02/01/25(A)		1,475	1,493
Hexion
6.625%, 04/15/20		1,825	1,702
OCP
6.875%, 04/25/44		2,310	2,576
Platform Specialty Products
6.500%, 02/01/22(A)		3,250	3,303
5.875%, 12/01/25(A)		450	440
PQ
6.750%, 11/15/22(A)		675	709
5.750%, 12/15/25(A)		100	99
Rock International Investment
6.625%, 03/27/20		4,500	4,107
Uralkali via Uralkali Finance DAC, MTN
3.723%, 04/30/18		7,401	7,396

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Versum Materials
5.500%, 09/30/24(A)		$425	$439

Total Chemicals			22,264

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(A)		900	895

Coal Mining [1.3%]
Alliance Resource Operating Partners
7.500%, 05/01/25(A)		325	341
DTEK Finance
10.750% cash/10.750% PIK, 12/31/24		19,334	20,784
Energy Resources
8.000%, 09/30/22(F)		12,364	12,519
2.838% cash/0% PIK, 12/31/49(F)		7,787	4,750
New World Resources
8.000%, 04/07/20(B) (E)	EUR	1,101	13
Peabody Energy
6.375%, 03/31/25(A)		950	986

Total Coal Mining			39,393

Commercial Services [0.1%]
Live Nation Entertainment
5.625%, 03/15/26(A)		250	253
Nielsen Finance
5.000%, 04/15/22(A)		1,700	1,699
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)		250	253
5.000%, 02/01/25(A)		1,125	1,110
ServiceMaster
7.450%, 08/15/27		225	243
5.125%, 11/15/24(A)		850	822

Total Commercial Services			4,380

Computer Software [0.1%]
Rackspace Hosting
8.625%, 11/15/24(A)		2,200	2,173
SS&C Technologies Holdings
5.875%, 07/15/23		900	948

Total Computer Software			3,121

Computer System Design & Services [0.1%]
Dell International
7.125%, 06/15/24(A)		1,900	2,032
5.875%, 06/15/21(A)		225	231
NCR
6.375%, 12/15/23		500	519
5.875%, 12/15/21		400	407
5.000%, 07/15/22		900	900
4.625%, 02/15/21		300	298

Total Computer System Design & Services			4,387

Consumer Products & Services [0.2%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)		1,000	1,082
Prestige Brands
6.375%, 03/01/24(A)		1,525	1,563
5.375%, 12/15/21(A)		1,675	1,684
Spectrum Brands
6.125%, 12/15/24		575	592
5.750%, 07/15/25		800	816
WMG Acquisition
5.500%, 04/15/26(A)		325	327
4.875%, 11/01/24(A)		150	149

Total Consumer Products & Services			6,213

Containers & Packaging [0.9%]
ARD Finance
7.125% cash/0.000% PIK, 09/15/23		1,600	1,658
Ardagh Packaging Finance
7.250%, 05/15/24(A)		2,350	2,500
6.000%, 06/30/21(A)		800	816
6.000%, 02/15/25(A)		650	653
4.625%, 05/15/23(A)		275	276
Berry Global
6.000%, 10/15/22		200	207
5.500%, 05/15/22		2,075	2,129
5.125%, 07/15/23		725	733
BWAY Holding
7.250%, 04/15/25(A)		3,050	3,111
5.500%, 04/15/24(A)		1,250	1,258
Crown Americas
4.750%, 02/01/26(A)		650	629
Flex Acquisition
6.875%, 01/15/25(A)		2,825	2,797

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Guala Closures
4.750%, VAR Euribor 3 Month+4.750%, 11/15/21	EUR	160	$197
Multi-Color
6.125%, 12/01/22(A)		$1,550	1,596
4.875%, 11/01/25(A)		375	351
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		550	579
5.375%, 01/15/25(A)		950	954
5.000%, 01/15/22(A)		125	126
Pactiv
7.950%, 12/15/25		200	222
Reynolds Group Issuer
7.000%, 07/15/24(A)		1,750	1,832
5.750%, 10/15/20		1,599	1,619
Sealed Air
5.500%, 09/15/25(A)		300	311
5.125%, 12/01/24(A)		425	432
4.875%, 12/01/22(A)		475	480

Total Containers & Packaging			25,466

Data Processing/Mgmt [0.2%]
First Data
7.000%, 12/01/23(A)		1,425	1,496
5.750%, 01/15/24(A)		3,050	3,069
5.375%, 08/15/23(A)		1,050	1,068

Total Data Processing/Mgmt			5,633

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)		425	444
5.250%, 11/15/24(A)		275	281

Total Decision Support Software			725

Dental Supplies and Equip [0.1%]
IDH Finance
6.547%, VAR ICE LIBOR GDP 3 Month+6.000%, 08/15/22	GBP	1,500	1,917

Diagnostic Equipment [0.2%]
Avantor
9.000%, 10/01/25(A)		1,200	1,182
6.000%, 10/01/24(A)		525	522
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)		4,400	4,290

Total Diagnostic Equipment			5,994

Disposable Medical Prod [0.1%]
Sotera Health Holdings
6.500%, 05/15/23(A)		2,300	2,317

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)		200	206
5.625%, 04/15/21(A)		358	363
HD Supply
5.750%, 04/15/24(A)		600	632
KAR Auction Services
5.125%, 06/01/25(A)		925	920
Performance Food Group
5.500%, 06/01/24(A)		200	201

Total Distribution/Wholesale			2,322

Diversified Minerals [0.1%]
Teck Resources
8.500%, 06/01/24(A)		525	583
6.250%, 07/15/41		100	106
6.125%, 10/01/35		1,100	1,166
6.000%, 08/15/40		350	361

Total Diversified Minerals			2,216

Diversified Operations [0.0%]
Koppers
6.000%, 02/15/25(A)		975	996

Drugs [0.9%]
Endo Dac
6.000%, 07/15/23(A)		700	529
6.000%, 02/01/25(A)		2,325	1,668
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,284
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 03/01/25(A)	EUR	1,725	2,128
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28(A) (E)		1,000	990

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
4.100%, 10/01/46		$8,695	$6,418
2.800%, 07/21/23		2,480	2,103
Valeant Pharmaceuticals International
9.000%, 12/15/25(A)		875	870
7.500%, 07/15/21(A)		900	903
7.250%, 07/15/22(A)		225	225
7.000%, 03/15/24(A)		525	547
6.500%, 03/15/22(A)		175	181
6.125%, 04/15/25(A)		3,075	2,654
5.875%, 05/15/23(A)		2,025	1,787
5.500%, 03/01/23(A)		750	656
5.500%, 11/01/25(A)		425	414

Total Drugs			26,357

E-Commerce/Services [0.0%]
Match Group
5.000%, 12/15/27(A)		575	566

Electric Utilities [0.9%]
Calpine
5.875%, 01/15/24(A)		550	555
5.750%, 01/15/25		2,225	2,036
5.250%, 06/01/26(A)		175	169
Comision Federal de Electricidad
8.180%, 12/23/27	MXN	8,240	432
Eskom Holdings SOC
7.125%, 02/11/25		7,945	8,111
Genneia
8.750%, 01/20/22		4,047	4,359
La Electricidad de Caracas
8.500%, 04/10/18(B)		270	108
NRG Energy
7.250%, 05/15/26		650	688
6.625%, 01/15/27		625	639
6.250%, 05/01/24		1,525	1,571
5.750%, 01/15/28(A)		200	195
Pampa Energia
7.500%, 01/24/27		100	104
Stoneway Capital
10.000%, 03/01/27		7,950	8,641

Total Electric Utilities			27,608

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21		1,650	1,677
5.375%, 06/15/24		500	502

Total Electrical Products			2,179

Energy & Power [0.2%]
Enviva Partners
8.500%, 11/01/21		1,650	1,745
Rio Energy
6.875%, 02/01/25(A)		2,080	2,057
TerraForm Power Operating
6.625%, 06/15/25(A) (C)		700	753
5.000%, 01/31/28(A)		875	830
4.250%, 01/31/23(A)		100	96

Total Energy & Power			5,481

Engineering & Contracting Services [0.0%]
Pisces Midco
8.000%, 04/15/26		500	500

Engineering/R and D Services [0.0%]
Engility
8.875%, 09/01/24		875	910

Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)		2,225	2,222
HNA Ecotech Panorama Cayman
8.000%, 04/15/21		105	101
Infor Software Parent
7.125% cash/0% PIK, 05/01/21(A)		2,125	2,147
Infor US
6.500%, 05/15/22		2,925	2,976
Informatica
7.125%, 07/15/23(A)		1,600	1,596
Riverbed Technology
8.875%, 03/01/23(A)		1,700	1,615
Sophia
9.000%, 09/30/23(A)		1,425	1,496

Total Enterprise Software/Serv			12,153

Entertainment & Gaming [0.5%]
Boyd Gaming
6.875%, 05/15/23		1,225	1,292
6.375%, 04/01/26		300	313

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Caesars Resort Collection
5.250%, 10/15/25(A)		$2,250	$2,157
Eldorado Resorts
6.000%, 04/01/25		1,175	1,192
MGM Resorts International
7.750%, 03/15/22		950	1,057
6.750%, 10/01/20		250	266
6.000%, 03/15/23		600	630
4.625%, 09/01/26		250	238
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)		1,275	1,269
Penn National Gaming
5.625%, 01/15/27(A)		800	771
Pinnacle Entertainment
5.625%, 05/01/24		1,450	1,515
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)		1,200	1,158
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)		2,000	2,000
Station Casinos
5.000%, 10/01/25(A)		925	879
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)		850	810
Wynn Las Vegas
5.250%, 05/15/27(A)		400	392

Total Entertainment & Gaming			15,939

Export/Import Bank [0.5%]
Ukreximbank Via Biz Finance
9.750%, 01/22/25		4,500	4,793
9.625%, 04/27/22		9,435	9,949

Total Export/Import Bank			14,742

Financial Services [1.0%]
AK Finansal Kiralama
4.125%, 04/17/18		2,250	2,248
Ally Financial
5.750%, 11/20/25		1,725	1,777
5.125%, 09/30/24		275	281
4.750%, 09/10/18		475	479
4.125%, 03/30/20		425	426
Amigo Luxembourg
7.625%, 01/15/24	GBP	350	503
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	608
Astana-Finance JSC
0.000%, 12/22/24(D) (E)		147	—
Cabot Financial Luxembourg II
5.875%, VAR Euribor 3 Month+5.875%, 11/15/21	EUR	1,000	1,242
Fondo MIVIVIENDA
7.000%, 02/14/24(E)	PEN	1,406	479
Hontop Energy Singapore via China Wanda International Funding
7.950%, 12/14/20		2,240	2,187
LSF10 Wolverine Investments SCA
4.625%, VAR Euribor 3 Month+4.625%, 03/15/24	EUR	500	617
Navient
7.250%, 09/25/23		525	549
6.750%, 06/25/25		225	228
5.875%, 10/25/24		1,800	1,764
Navient, MTN
6.125%, 03/25/24		975	971
5.500%, 01/25/23		175	172
Oilflow SPV 1 DAC
12.000%, 01/13/22		7,054	7,376
Quicken Loans
5.750%, 05/01/25(A)		2,425	2,419
5.250%, 01/15/28(A)		300	280
SASU Newco 20 SAS
4.250%, 09/30/24	EUR	2,200	2,626
Tempo Acquisition
6.750%, 06/01/25(A)		2,100	2,097
Vantiv
4.375%, 11/15/25(A)		200	193

Total Financial Services			29,522

Food, Beverage & Tobacco [1.5%]
Ajecorp BV
6.500%, 05/14/22		5,685	5,173
Boparan Finance
5.250%, 07/15/19	GBP	175	242
CEDC Finance International
10.000%, 12/31/22(A)		7,230	6,435

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Coca-Cola Icecek
4.750%, 10/01/18		$1,000	$1,003
ESAL GmbH
6.250%, 02/05/23		3,950	3,762
Galapagos
4.423%, VAR Euribor 3 Month+4.750%, 06/15/21	EUR	664	782
Hearthside Group Holdings
6.500%, 05/01/22(A)		1,250	1,247
JBS Investments GmbH
7.750%, 10/28/20		1,473	1,518
7.250%, 04/03/24		3,400	3,378
Lamb Weston Holdings
4.875%, 11/01/26(A)		700	694
MARB BondCo
7.000%, 03/15/24		655	618
6.875%, 01/19/25		150	138
Marfrig Holdings Europe
8.000%, 06/08/23		1,280	1,289
MHP
7.750%, 05/10/24		5,610	5,908
MHP Lux
6.950%, 04/03/26		4,500	4,490
Minerva Luxembourg
6.500%, 09/20/26		1,025	984
5.875%, 01/19/28		1,550	1,419
Nova Austral
8.250%, 05/26/21(A)		5,700	5,670
Pinnacle Foods Finance
5.875%, 01/15/24		375	387
Yasar Holding
8.875%, 05/06/20		1,000	1,008

Total Food, Beverage & Tobacco			46,145

Food-Catering [0.1%]
Aramark Services
5.125%, 01/15/24		1,075	1,096
5.000%, 04/01/25(A)		750	756
5.000%, 02/01/28(A)		725	710

Total Food-Catering			2,562

Food-Flour and Grain [0.1%]
Post Holdings
5.750%, 03/01/27(A)		1,100	1,095
5.625%, 01/15/28(A)		575	549
5.500%, 03/01/25(A)		500	492
5.000%, 08/15/26(A)		2,125	2,019

Total Food-Flour and Grain			4,155

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)		1,450	1,483

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26		1,075	1,051
5.750%, 05/20/27		925	885
5.500%, 05/20/25		675	651

Total Gas-Distribution			2,587

Gold Mining [0.2%]
Nord
6.375%, 05/07/18		6,174	6,186

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)		1,150	1,167

Hotels & Lodging [0.0%]
Wyndham Hotels & Resorts
5.375%, 04/15/26		475	475

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)		3,050	2,616

Industrial [0.2%]
Reward International Investment
7.250%, 01/25/20		6,150	4,585

Insurance [0.3%]
Ardonagh Midco 3
8.625%, 07/15/23(A)		1,175	1,213
AssuredPartners
7.000%, 08/15/25(A)		1,500	1,481
Hub Holdings
8.125% cash/0% PIK, 07/15/19(A)		1,525	1,527
HUB International
7.875%, 10/01/21(A)		2,600	2,691

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
USIS Merger Sub
6.875%, 05/01/25(A)		$1,800	$1,800

Total Insurance			8,712

Internet Connectiv Svcs [0.0%]
United Group
4.875%, 07/01/24	EUR	1,150	1,435

Internet Security [0.0%]
Symantec
5.000%, 04/15/25(A)		325	328

Investment Companies [0.0%]
JSC Georgia Capital
6.125%, 03/09/24		360	348

Machinery-General Indust [0.0%]
JPW Industries Holding
9.000%, 10/01/24(A)		625	655

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(A)		750	748

Medical Information Sys [0.0%]
Quintiles IMS
5.000%, 10/15/26(A)		975	971

Medical Labs and Testing Srv [0.1%]
Charles River Laboratories International
5.500%, 04/01/26(A)		325	330
Eagle Holding II
7.625% cash/0% PIK, 05/15/22(A)		775	781
West Street Merger Sub
6.375%, 09/01/25(A)		1,025	976

Total Medical Labs and Testing Srv			2,087

Medical Products & Services [1.1%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	450	555
4.000%, 10/01/23	EUR	450	551
Acadia Healthcare
6.500%, 03/01/24		2,325	2,418
CHS
6.875%, 02/01/22		1,550	897
6.250%, 03/31/23		1,025	944
5.125%, 08/01/21		500	465
Envision Healthcare
6.250%, 12/01/24(A)		1,000	1,033
5.625%, 07/15/22		950	954
5.125%, 07/01/22(A)		1,400	1,393
HCA
7.500%, 02/15/22		725	797
5.875%, 05/01/23		825	854
5.875%, 02/15/26		1,175	1,195
5.375%, 02/01/25		2,250	2,256
5.250%, 04/15/25		1,775	1,814
5.000%, 03/15/24		1,875	1,894
HCA Healthcare
6.250%, 02/15/21		550	577
Hologic
4.375%, 10/15/25(A)		175	169
LifePoint Health
5.875%, 12/01/23		325	328
LifePoint Hospitals
5.500%, 12/01/21		400	404
Mallinckrodt International Finance
5.625%, 10/15/23(A)		725	580
5.500%, 04/15/25(A)		2,500	1,941
4.750%, 04/15/23		800	612
Sotera Health Topco
8.125% cash/0% PIK, 11/01/21(A)		1,750	1,759
Surgery Center Holdings
6.750%, 07/01/25(A)		1,700	1,649
Teleflex
5.250%, 06/15/24		450	460
4.875%, 06/01/26		675	668
4.625%, 11/15/27		125	121
Tenet Healthcare
8.125%, 04/01/22		300	313
7.500%, 01/01/22(A)		325	342
7.000%, 08/01/25(A)		350	344
6.750%, 06/15/23		1,600	1,566
5.125%, 05/01/25(A)		1,225	1,177
4.625%, 07/15/24(A)		575	553
4.500%, 04/01/21		350	347
4.375%, 10/01/21		300	295

Total Medical Products & Services			32,225

Medical-HMO [0.2%]
MPH Acquisition Holdings
7.125%, 06/01/24(A)		3,500	3,614

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	$850	$867

Total Medical-HMO		4,481

Medical-Outptnt/Home Med [0.1%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,800	1,705

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,600	1,772

Metal-Copper [0.3%]
First Quantum Minerals
7.250%, 04/01/23	200	198
7.000%, 02/15/21	5,000	5,016
6.875%, 03/01/26	500	475
6.500%, 03/01/24	500	474
Freeport-McMoRan
5.400%, 11/14/34	1,675	1,592
3.875%, 03/15/23	1,675	1,618

Total Metal-Copper		9,373

Metal-Iron [0.7%]
Koks OAO Via Koks Finance DAC
7.500%, 05/04/22	3,870	4,006
Samarco Mineracao
5.750%, 10/24/23(B)	14,302	10,604
5.375%, 09/26/24(B)	1,160	858
4.125%, 11/01/22(B)	7,609	5,654

Total Metal-Iron		21,122

Metals & Mining [0.4%]
Hudbay Minerals
7.625%, 01/15/25(A)	750	792
7.250%, 01/15/23(A)	325	338
TiZir
9.500%, 07/19/22(A)	7,000	7,505
Vedanta Resources
6.000%, 01/31/19	3,500	3,548

Total Metals & Mining		12,183

Miscellaneous Business Services [0.1%]
Acosta
7.750%, 10/01/22(A)	1,775	1,118
Garda World Security
8.750%, 05/15/25(A)	1,075	1,126
Matthews International
5.250%, 12/01/25(A)	500	493

Total Miscellaneous Business Services		2,737

Miscellaneous Manufacturing [0.0%]
Magnesita Finance
8.625%, 04/29/49	315	316

Multi-line Insurance [0.0%]
Acrisure
7.000%, 11/15/25(A)	1,275	1,224

Office Automation and Equip [0.1%]
CDW
5.500%, 12/01/24	1,125	1,173
5.000%, 09/01/25	350	348

Total Office Automation and Equip		1,521

Oil-Field Services [0.8%]
Borets Finance
7.625%, 09/26/18	5,905	6,005
Oil and Gas Holding BSCC
7.500%, 10/25/27	10,000	9,901
Oro Negro Drilling Pte
7.500%, 01/24/19(A) (B)	3,177	1,430
Petrofac
3.400%, 10/10/18	2,142	2,123
3.400%, 10/10/18(A)	500	496
SESI
7.750%, 09/15/24(A)	1,100	1,138
7.125%, 12/15/21	525	535
USA Compression Partners
6.875%, 04/01/26(A)	500	508
Weatherford International
8.250%, 06/15/23	900	785
7.000%, 03/15/38	775	558
6.800%, 06/15/37	225	160

Total Oil-Field Services		23,639

Oil-US Royalty Trusts [0.2%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	871	946
9.250%, 07/06/24(A)	766	832

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Rio Oil Finance Trust, Ser 2014-3
9.750%, 01/06/27	$2,668	$2,902

Total Oil-US Royalty Trusts		4,680

Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	2,075	1,971
Trident Merger Sub
6.625%, 11/01/25(A)	925	902

Total Paper & Related Products		2,873

Petroleum & Fuel Products [8.7%]
Andeavor
5.375%, 10/01/22	375	384
Andeavor Logistics
6.250%, 10/15/22	362	380
Antero Midstream Partners
5.375%, 09/15/24	1,300	1,310
Antero Resources
5.625%, 06/01/23	325	331
5.000%, 03/01/25	1,075	1,078
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	1,100	1,188
Berry Petroleum
7.000%, 02/15/26(A)	375	378
Callon Petroleum
6.125%, 10/01/24	1,155	1,181
Carrizo Oil & Gas
8.250%, 07/15/25	325	341
7.500%, 09/15/20	159	161
6.250%, 04/15/23	675	675
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	750	830
5.875%, 03/31/25	1,050	1,098
5.125%, 06/30/27	375	372
Cheniere Energy Partners
5.250%, 10/01/25(A)	1,800	1,775
Chesapeake Energy
8.000%, 12/15/22(A)	541	573
8.000%, 01/15/25(A)	325	314
8.000%, 06/15/27(A)	1,025	979
5.750%, 03/15/23	500	451
CNX Midstream Partners
6.500%, 03/15/26(A)	500	493
Continental Resources
4.500%, 04/15/23	600	607
CrownRock
5.625%, 10/15/25(A)	1,475	1,460
CVR Refining
6.500%, 11/01/22	2,000	2,040
Dana Gas Sukuk
9.000%, 12/31/49(A) (B)	2,120	1,876
DNO
8.750%, 06/18/20(A)	14,800	15,318
Endeavor Energy Resources
5.750%, 01/30/28(A)	450	448
5.500%, 01/30/26(A)	75	75
Energy Transfer Equity
5.875%, 01/15/24	1,625	1,678
5.500%, 06/01/27	175	175
EP Energy
8.000%, 11/29/24(A)	800	804
EP PetroEcuador via Noble Sovereign Funding I
7.925%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	20,882	21,039
Gazprom OAO Via Gaz Capital, MTN
8.625%, 04/28/34	6,940	8,979
General Exploration Partners
11.500% cash/0% PIK, 11/13/18(A)	10,017	9,717
Georgian Oil and Gas JSC
6.750%, 04/26/21	5,393	5,586
Gulfport Energy
6.625%, 05/01/23	550	555
6.375%, 05/15/25	675	646
6.375%, 01/15/26(A)	225	214
6.000%, 10/15/24	300	285
Holly Energy Partners
6.000%, 08/01/24(A)	1,625	1,658
Kuwait Energy
9.500%, 08/04/19	15,712	14,650
Laredo Petroleum
6.250%, 03/15/23	200	200
5.625%, 01/15/22	175	174
Latina Offshore
8.875%, 07/03/18(A) (E)	3,000	2,370
Nostrum Oil & Gas Finance
8.000%, 07/25/22	7,180	7,375
NuStar Logistics
5.625%, 04/28/27	1,200	1,164
Oasis Petroleum
6.875%, 03/15/22	650	659

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
6.875%, 01/15/23		$175	$177
6.500%, 11/01/21		450	457
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26		—	—
6.350%, 12/01/21		6,533	6,370
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26		1	—
6.720%, 12/01/22		206	198
Odebrecht Oil & Gas Finance
0.000%, 03/01/66(D)		1	—
Offshore Drilling Holding
8.375%, 09/20/20		8,395	4,239
Oilflow SPV 1 DAC
12.000%, 01/13/22(A)		7,005	7,325
Parsley Energy
6.250%, 06/01/24(A)		150	155
5.625%, 10/15/27(A)		600	600
5.375%, 01/15/25(A)		275	274
5.250%, 08/15/25(A)		275	273
PDC Energy
6.125%, 09/15/24		450	459
5.750%, 05/15/26(A)		350	344
Petroamazonas EP
4.625%, 02/16/20		5,510	5,367
4.625%, 11/06/20		2,006	1,926
Petrobras Global Finance
8.750%, 05/23/26		1,740	2,050
8.375%, 12/10/18		65	67
7.375%, 01/17/27		1,000	1,084
6.875%, 01/20/40		14,655	14,468
6.850%, 06/05/15 (L)		13,613	12,932
Petroleos de Venezuela
9.750%, 05/17/35(B)		8,689	2,711
8.500%, 10/27/20(B)		17,130	14,714
6.000%, 05/16/24(B)		4,000	1,090
6.000%, 11/15/26(B)		21,000	5,644
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	645
Precision Drilling
7.750%, 12/15/23		775	805
7.125%, 01/15/26(A)		200	198
6.500%, 12/15/21		148	149
Puma International Financing
5.000%, 01/24/26		300	287
QEP Resources
5.625%, 03/01/26		275	260
5.250%, 05/01/23		550	529
QGOG Atlantic
5.250%, 07/30/18		921	902
QGOG Constellation
9.500%, 11/09/24		20,473	9,940
Range Resources
5.000%, 03/15/23		250	240
4.875%, 05/15/25		772	716
RSP Permian
6.625%, 10/01/22		625	653
5.250%, 01/15/25		425	439
SEPLAT Petroleum Development
9.250%, 04/01/23		9,600	9,576
Shelf Drilling Holdings
8.250%, 02/15/25(A)		400	401
SM Energy
6.750%, 09/15/26		300	297
6.500%, 01/01/23		400	397
5.625%, 06/01/25		250	237
5.000%, 01/15/24		175	162
Southwestern Energy
7.750%, 10/01/27		1,125	1,145
7.500%, 04/01/26		175	177
4.100%, 03/15/22		625	598
SRC Energy
6.250%, 12/01/25(A)		925	927
Summit Midstream Holdings
5.750%, 04/15/25		1,275	1,214
5.500%, 08/15/22		1,600	1,560
Sunoco
5.875%, 03/15/28(A)		325	314
5.500%, 02/15/26(A)		325	314
4.875%, 01/15/23(A)		75	72
Targa Resources Partners
5.375%, 02/01/27		1,075	1,071
5.250%, 05/01/23		500	504
5.125%, 02/01/25		225	224
5.000%, 01/15/28(A)		600	572
TransMontaigne Partners
6.125%, 02/15/26		175	175
Tullow Oil
7.000%, 03/01/25		2,550	2,550
Tupras Turkiye Petrol Rafinerileri
4.125%, 05/02/18		5,700	5,696
Ultra Resources
7.125%, 04/15/25(A)		750	619
6.875%, 04/15/22(A)		225	196
Whiting Petroleum
6.625%, 01/15/26(A)		200	202

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
6.250%, 04/01/23		$800	$810
WPX Energy
8.250%, 08/01/23		275	308
7.500%, 08/01/20		51	55
6.000%, 01/15/22		300	308
5.250%, 09/15/24		700	689
YPF
8.875%, 12/19/18		1,500	1,556
8.500%, 07/28/25		2,990	3,300
7.000%, 12/15/47		2,400	2,158
6.950%, 07/21/27		7,730	7,781
YPF, MTN
27.125%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/20		1,000	798

Total Petroleum & Fuel Products			259,694

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)		200	201

Platinum [0.2%]
Stillwater Mining
7.125%, 06/27/25		2,000	2,014
6.125%, 06/27/22		3,000	2,988

Total Platinum			5,002

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24		975	970

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,177

Radio [0.2%]
CBS Radio
7.250%, 11/01/24(A)		775	790
Sirius XM Radio
6.000%, 07/15/24(A)		975	1,002
5.375%, 04/15/25(A)		1,250	1,241
5.375%, 07/15/26(A)		525	518
5.000%, 08/01/27(A)		75	71
4.625%, 05/15/23(A)		1,250	1,230
Urban One
9.250%, 02/15/20(A) (E)		900	873
7.375%, 04/15/22(A)		1,150	1,138

Total Radio			6,863

Real Estate Investment Trusts [0.0%]
Iron Mountain
5.750%, 08/15/24		475	460
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		425	438
VICI Properties 1
8.000%, 10/15/23		208	230

Total Real Estate Investment Trusts			1,128

Real Estate Oper/Develop [0.8%]
Central China Real Estate
8.750%, 01/23/21		970	1,024
China Evergrande Group
7.500%, 06/28/23		4,375	4,275
Ezdan Sukuk
4.375%, 05/18/21		2,475	2,136
Haya Finance 2017
5.250%, 11/15/22	EUR	3,410	4,137
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	543
Kaisa Group Holdings
8.500%, 06/30/22		3,165	2,957
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls
5.750%, 04/03/28		4,000	3,984
Sunac China Holdings
7.950%, 08/08/22		4,400	4,483

Total Real Estate Oper/Develop			23,539

Regional Authority [0.0%]
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)		270	270

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)		3,575	3,615

Resorts/Theme Parks [0.1%]
Boyne USA
7.250%, 05/01/25(A)		150	154

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cedar Fair
5.375%, 04/15/27(A)		$125	$124
Six Flags Entertainment
5.500%, 04/15/27(A)		2,450	2,425
4.875%, 07/31/24(A)		550	536

Total Resorts/Theme Parks			3,239

Retail [1.0%]
1011778 BC ULC
5.000%, 10/15/25(A)		2,100	1,999
4.250%, 05/15/24(A)		375	359
Albertsons
6.625%, 06/15/24		825	739
5.750%, 03/15/25		1,600	1,365
Beacon Escrow
4.875%, 11/01/25(A)		175	167
Beacon Roofing Supply
6.375%, 10/01/23		425	446
Eurotorg Via Bonitron DAC
8.750%, 10/30/22		9,225	9,342
8.750%, 10/30/22(A)		600	608
Ferrellgas
6.750%, 01/15/22		1,175	1,113
6.750%, 06/15/23		850	774
6.500%, 05/01/21		675	646
Iceland Bondco
4.772%, VAR ICE LIBOR GDP 3 Month+4.250%, 07/15/20	GBP	169	267
KFC Holding
5.250%, 06/01/26(A)		625	623
5.000%, 06/01/24(A)		325	323
4.750%, 06/01/27(A)		625	601
Michaels Stores
5.875%, 12/15/20(A)		1,500	1,519
New Look Secured Issuer
4.500%, VAR Euribor 3 Month+4.500%, 07/01/22	EUR	2,000	1,175
Party City Holdings
6.125%, 08/15/23(A)		1,650	1,681
PetSmart
7.125%, 03/15/23(A)		2,325	1,319
Rite Aid
6.125%, 04/01/23(A)		1,050	1,058
Sally Holdings
5.625%, 12/01/25		1,050	1,038
Suburban Propane Partners
5.875%, 03/01/27		425	403
5.750%, 03/01/25		850	816
5.500%, 06/01/24		1,550	1,492

Total Retail			29,873

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.125%, 11/15/23		250	252
5.000%, 05/31/26		675	656

Total Rubber & Plastic			908

Rubber/Plastic Products [0.0%]
Gates Global
6.000%, 07/15/22(A)		1,249	1,269

Security Brokers & Dealers [1.1%]
Bank of America
2.741%, VAR ICE LIBOR USD 3 Month+1.000%, 04/24/23		10,000	10,072
JPMorgan Chase
2.645%, VAR ICE LIBOR USD 3 Month+0.900%, 04/25/23		10,000	10,037
NFP
6.875%, 07/15/25(A)		1,525	1,513
UBS Group Funding Switzerland
3.303%, VAR ICE LIBOR USD 3 Month+1.530%, 02/01/22(A)		10,000	10,307

Total Security Brokers & Dealers			31,929

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)		1,225	1,195
Sensata Technologies
5.000%, 10/01/25(A)		300	295
Sensata Technologies UK Financing
6.250%, 02/15/26(A)		225	236
Tunghsu Venus Holdings
7.000%, 06/12/20		3,105	2,663

Total Semi-Conductors			4,389

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(A)		$1,850	$1,915

Steel & Steel Works [0.7%]
CSN Resources
6.500%, 07/21/20		12,038	11,687
Metinvest
9.373% cash/9.372% PIK, 12/31/21		6,438	6,736
Steel Dynamics
5.500%, 10/01/24		900	928
5.250%, 04/15/23		125	126
5.125%, 10/01/21		225	229
5.000%, 12/15/26		225	225

Total Steel & Steel Works			19,931

Telecommunication Equip [0.2%]
CommScope
5.500%, 06/15/24(A)		300	306
CommScope Technologies
6.000%, 06/15/25(A)		950	989
HTA Group
9.125%, 03/08/22		3,035	3,213

Total Telecommunication Equip			4,508

Telephones & Telecommunications [4.0%]
Banglalink Digital Communications
8.625%, 05/06/19		16,870	17,283
Bulgarian Telecommunications EAD, MTN
6.625%, 11/15/18	EUR	2,639	3,247
Digicel
6.000%, 04/15/21		19,135	17,969
Digicel Group
8.250%, 09/30/20		18,915	16,322
8.250%, 09/30/20(A)		200	172
7.125%, 04/01/22		16,617	12,961
GTH Finance
7.250%, 04/26/23		5,440	5,915
Intelsat Jackson Holdings
9.750%, 07/15/25(A)		525	490
8.000%, 02/15/24(A)		800	841
7.500%, 04/01/21		1,475	1,336
7.250%, 10/15/20		500	463
5.500%, 08/01/23		1,625	1,308
Liquid Telecommunications Financing
8.500%, 07/13/22		3,920	4,115
Matterhorn Telecom
4.000%, 11/15/27	EUR	385	455
Matterhorn Telecom, MTN
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	176
Mauritius Investment
5.373%, 02/13/22		14	14
Maxcom Telecomunicaciones
8.000%, 06/15/18(C)		7,000	5,985
Sable International Finance
6.875%, 08/01/22		7,775	8,144
Sixsigma Networks Mexico
8.250%, 11/07/21		25	26
Sprint
7.875%, 09/15/23		3,300	3,366
7.625%, 02/15/25		1,250	1,228
7.625%, 03/01/26		375	366
7.125%, 06/15/24		500	488
Sprint Capital
6.875%, 11/15/28		1,325	1,236
Sprint Communications
6.000%, 11/15/22		1,300	1,276
T-Mobile USA
6.836%, 04/28/23		1,500	1,552
6.625%, 04/01/23		1,450	1,498
6.500%, 01/15/24		700	733
6.500%, 01/15/26		400	425
6.375%, 03/01/25		575	601
6.000%, 04/15/24		550	573
4.750%, 02/01/28		650	625
4.500%, 02/01/26		400	384
VEON Holdings BV
5.200%, 02/13/19		6,800	6,888

Total Telephones & Telecommunications			118,461

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21		500	507

Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
8.250%, 06/07/21		3,525	3,746
Grupo Kaltex
8.875%, 04/11/22		140	117

Total Textile-Products			3,863

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	$1,775	$1,975

Transportation Services [0.5%]
Hacienda Investments Via DME Airport DAC
6.000%, 11/26/18	5,100	5,153
KOC Holding
5.250%, 03/15/23	1,000	1,004
Sabre GLBL
5.375%, 04/15/23(A)	850	857
Ukraine Railways via Shortline
9.875%, 09/15/21	6,500	6,882
VOC Escrow
5.000%, 02/15/28(A)	500	475

Total Transportation Services		14,371

Transport-Equip and Leasng [0.1%]
Avolon Holdings Funding
5.500%, 01/15/23(A)	100	99
Park Aerospace Holdings
5.500%, 02/15/24(A)	2,925	2,837
5.250%, 08/15/22(A)	250	245
4.500%, 03/15/23(A)	250	237

Total Transport-Equip and Leasng		3,418

Waste Disposal [0.0%]
Wrangler Buyer
6.000%, 10/01/25(A)	475	467

Water Treatment Systems [0.0%]
Core & Main
6.125%, 08/15/25(A)	550	538

Total Corporate Bonds
(Cost $1,341,605)		1,329,541

Loan Participations [27.4%]
Aerospace [0.3%]
Aerojet Rocketdyne Holdings, 1st Lien
4.127%, 06/17/21(F)	730	723
Dae Aviation Holdings, Term Loan B, 1st Lien
5.630%, VAR LIBOR+3.750%, 07/07/22	2,399	2,418
Engility, Term Loan B-1, 1st Lien
4.398%, 08/04/20(F)	865	865
Engility, Term Loan B-2, 1st Lien
4.627%, VAR LIBOR+3.250%, 08/14/23	1,919	1,917
Excelitas Technologies, 2nd Lien
9.161%, 11/15/25(F)	115	117
Excelitas Technologies, Term Loan B, 1st Lien
5.161%, 11/15/24(F)	150	151
MB Aerospace, Cov-Lite, 1st Lien
5.377%, 12/13/24(F)	190	191
TransDigm Inc., Term Loan E, 1st Lien
4.627%, VAR LIBOR+2.750%, 05/14/22	1,114	1,117
TransDigm Inc., Term Loan F, 1st Lien
4.627%, VAR LIBOR+2.750%, 06/09/23	1,221	1,224
WP CPP Holdings, Term Loan B-3, 1st Lien
5.272%, VAR LIBOR+3.500%, 12/28/19	830	828

Total Aerospace		9,551

Aerospace/Defense [0.0%]
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
7.071%, VAR LIBOR+5.500%, 11/28/21	746	755
Sequa, Term Loan, 2nd Lien
10.753%, VAR LIBOR+9.000%, 04/28/22	185	187

Total Aerospace/Defense		942

Airlines [0.1%]
Air Canada, Term Loan B, 1st Lien
3.984%, 10/06/23	1,257	1,262

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
American Airlines, Inc., Class B Term Loan, 1st Lien
3.777%, VAR LIBOR+2.000%, 12/14/23		$652	$652
American Airlines, Term Loan B, 1st Lien
3.740%, VAR LIBOR+2.000%, 10/10/21		490	491
3.648%, VAR LIBOR+2.000%, 04/28/23(G)		985	985

Total Airlines			3,390

Automotive [0.3%]
American Axle & Manufacturing, 1st Lien
4.130%, VAR LIBOR+2.250%, 04/06/24		1,721	1,728
APCOA, Term Loan B, 1st Lien
3.750%, 03/08/24(F)	EUR	2,000	2,463
CWGS Group, LLC, Term Loan B, 1st Lien
4.702%, VAR LIBOR+3.000%, 11/08/23		1,865	1,869
K&N Parent, Cov-Lite, 1st Lien
6.627%, VAR LIBOR+4.750%, 10/20/23		242	242
K&N Parent, Cov-Lite, 2nd Lien
10.627%, VAR LIBOR+8.750%, 10/19/24		80	78
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.210%, VAR LIBOR+3.500%, 11/06/24		835	839
Tower Automotive Holdings USA, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+2.750%, 03/07/24		1,069	1,068
Trinseo Materials Operating S.C.A. (fka Styron S.A.R.L), Term B Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 09/06/24		781	784

Total Automotive			9,071

Beverage and Tobacco [0.2%]
Refresco, Term Loan B, 1st Lien
3.500%, 09/27/24(G)	EUR	1,000	1,400
0.000%, 12/13/24(F) (G)	EUR	1,000	1,401
3.500%, 09/26/24(G)	EUR	1,500	1,842
0.000%, 12/13/24(F) (G)	EUR	1,500	1,841

Total Beverage and Tobacco			6,484

Broadcast, Radio and Television [0.1%]
M7 Group S.A., Term Loan B, 1st Lien
3.750%, 12/20/24(F)	EUR	885	1,073
NEP Europe Finco B.V., 1st Lien
3.750%, 01/03/24(F)	EUR	1,481	1,827

Total Broadcast, Radio and Television			2,900

Broadcasting [0.1%]
Quincy Newspapers, Term Loan B, 1st Lien
5.130%, 10/19/22(F)		401	403
Sinclair Broadcasting Group, Term Loan B, 1st Lien
0.000%, 12/12/24(F) (G)		1,415	1,420
Tribune Media, Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 12/27/20		100	100

Total Broadcasting			1,923

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Building Materials [0.3%]
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 10/31/23		$1,282	$1,284
Fairmount Santrol Inc. (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.693%, VAR LIBOR+6.000%, 11/01/22		1,068	1,079
Financière Dry Mix Solutions S.A.S., Facility B, 1st Lien
3.500%, 03/01/24(F)	EUR	1,500	1,845
LSF10 XL Bidco S.C.A., Facility B, 1st Lien
4.000%, VAR Euribor+0.040%, 04/11/24	EUR	902	1,108
Summit Materials LLC, Term Loan B, Cov-Lite, 1st Lien
4.127%, VAR LIBOR+2.250%, 11/11/24		2,499	2,514
U.S. Silica Company, Initial Incremental Term Loan, 1st Lien
5.250%, VAR LIBOR+3.500%, 07/23/20		835	836
U.S. Silica Company, Term Loan, 1st Lien
4.938%, VAR LIBOR+3.000%, 07/23/20		713	714
WKI Holding Company, Inc., Initial Loan, 1st Lien
5.773%, VAR LIBOR+4.000%, 05/01/24		157	157

Total Building Materials			9,537

Business Equipment and Services [1.2%]
Accelya, 1st Lien
4.250%, 03/29/24(F) (G)		2,000	1,990
Callcredit, Facility B, 1st Lien
4.900%, 02/12/21(F)	GBP	2,644	3,702
Civica, Cov-Lite, 1st Lien
4.750%, 10/10/24(F) (G)	GBP	1,500	2,106
Colour Bidco (NGA UK), Term Loan B, 1st Lien
5.250%, 11/22/24(F) (G)	GBP	1,500	2,054
ERM, 1st Lien
8.693%, 05/31/22(F)		1,000	965
ERM, Facility B1, 1st Lien
6.453%, 05/14/21(F)		3,471	3,460
First Names Group, Term Loan B, 1st Lien
0.000%, 03/07/25(F) (G)	EUR	1,000	1,230
Independent Vet Care, Facility B, 1st Lien
4.991%, 01/26/24(F)	GBP	1,000	1,403
Independent Vet Care, Facility C1, 1st Lien
3.750%, 01/26/24(F)	EUR	1,500	1,846
LGC, Facility B4, 1st Lien
3.250%, 03/08/23(F)	EUR	1,285	1,579
PHS, Facility A1, 1st Lien
6.250%, 12/20/21(F)	GBP	1,697	2,390
QA, 1st Lien
5.521%, 07/26/24(F)	GBP	3,000	4,172
Raet, 1st Lien
3.500%, 04/09/21(F)	EUR	1,500	1,843
Trescal, Term Loan B, 1st Lien
0.000%, 03/14/25(F) (G)	EUR	1,000	1,226
Unit4, 1st Lien
4.500%, VAR Euribor+0.045%, 09/17/21	EUR	1,000	1,231
Webhelp, 1st Lien
3.500%, 03/16/23(F)	EUR	1,000	1,231
Webhelp, Term Loan B3, 1st Lien
4.830%, 03/16/23(F)	GBP	1,500	2,106

Total Business Equipment and Services			34,534

Cable/Wireless Video [0.7%]
Altice Financing, 1st Lien
4.470%, 01/06/26(F)		1,581	1,550

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Altice Financing, Term Loan B, 1st Lien
4.470%, VAR LIBOR+2.750%, 07/15/25		$1,161	$1,136
Altice US Finance I Corporation, Refinancing Term Loan, 1st Lien
4.127%, VAR LIBOR+2.250%, 07/25/28		2,663	2,657
Atlantic Broadband, Cov-Lite, 1st Lien
4.252%, 08/09/24(G)		1,785	1,786
Charter Comm Operating, LLC, Term Loan B, 1st Lien
3.880%, VAR LIBOR+2.000%, 04/30/25		6,918	6,941
Liberty Cablevision of Puerto Rico, Term Loan, 2nd Lien
8.470%, 06/26/23(F)		112	102
Quebecor Media, Term Loan B, 1st Lien
4.089%, VAR LIBOR+2.250%, 08/17/20		2,203	2,206
Radiate Hold, Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 02/01/24		1,293	1,285
Telenet Financing, 1st Lien
4.277%, VAR LIBOR+2.500%, 03/02/26		560	563
Unitymedia Hessen GmbH & Co. KG, Facility B, 1st Lien
4.027%, VAR LIBOR+2.250%, 09/30/25		1,765	1,761
Unitymedia, Term Loan D, 1st Lien
4.027%, 01/15/26(F) (G)		610	609

Total Cable/Wireless Video			20,596

Chemical/Plastics [0.3%]
Angus Chemical, Term B-1 Loan, 1st Lien
4.500%, 02/02/22(F)	EUR	975	1,201
FLINT(fka BASF) (aka ColourOz), 1st Lien
4.741%, 09/07/21(F)		412	387
Kraton Polymers, Term Loan B, 1st Lien
4.377%, 03/05/25		900	905
Novacap, 1st Lien
3.500%, 06/22/23(F)	EUR	2,499	3,071
Oxea, Cov-Lite, 1st Lien
5.250%, 09/27/24(F)	EUR	539	541
3.750%, 09/29/23(F)	EUR	1,500	1,845
W.R. Grace, 1st Lien
1.750%, 02/21/25		979	982
W.R. Grace, Term Loan B1, 1st Lien
1.750%, 02/21/25		571	573

Total Chemical/Plastics			9,505

Chemicals [1.4%]
Albaugh, Term Loan B, 1st Lien
5.387%, 12/23/24(F)		1,781	1,797
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+0.033%, 09/13/23	EUR	1,478	1,816
Alpha 3, Cov-Lite, Term Loan B-1, 1st Lien
5.302%, VAR LIBOR+3.000%, 01/31/24		377	380
ASP Chromaflo Intermediate Holdings, Term Loan B-1, 1st Lien
5.377%, VAR LIBOR+4.000%, 11/20/23		728	733
ASP Chromaflo Intermediate Holdings, Term Loan B-2, 1st Lien
5.148%, VAR LIBOR+4.000%, 11/20/23		950	953

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, 1st Lien
4.302%, VAR LIBOR+2.000%, 06/01/24		$—	$—
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.741%, 09/07/21(F)		2,491	2,340
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 07/30/21		118	119
Emerald Performance Materials, LLC, Term Loan, 2nd Lien
9.627%, 08/01/22(F)		1,945	1,942
Ferro, Term Loan B, Cov-Lite, 1st Lien
4.377%, 02/08/24(F)		782	785
Gemini HDPE LLC, Term Loan B, 1st Lien
4.280%, VAR LIBOR+3.000%, 08/06/21		1,800	1,807
H.B. Fuller Company, Commitment, 1st Lien
4.072%, VAR LIBOR+2.250%, 10/20/24		2,070	2,079
HD Supply Waterworks, LTD., Initial Term Loan, 1st Lien
5.006%, VAR LIBOR+3.000%, 08/01/24		224	226
Ineos Styrolution Group GmbH, Term Loan B, 1st Lien
3.994%, 03/29/24(F)		1,060	1,062
Ineos, Term Loan B, 1st Lien
3.877%, VAR LIBOR+2.000%, 03/31/24		7,122	7,136
MacDermid, Incorporated (Platform Specialty Products Corporation), Euro Tranche C-6 Term Loan, 1st Lien
3.250%, 06/07/20(F)	EUR	2,077	2,564
MacDermid, Incorporated (Platform Specialty Products Corporation), Tranche B-6 Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 06/07/23		531	534
MacDermid, Incorporated (Platform Specialty Products Corporation), Tranche B-7 Term Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 06/07/20		666	668
Minerals Technologies Inc., Term Loan B-2, 1st Lien
4.750%, 05/07/21(F)		3,495	3,530
Minerals Technologies, Term Loan B, 1st Lien
4.040%, 02/14/24(F)		2,150	2,162
Plastipak Holdings, Inc., Tranche B Term Loan, 1st Lien
4.630%, VAR LIBOR+2.750%, 10/14/24		144	145
PQ Corp, 1st Lien
4.291%, 01/17/25		1,501	1,507
Ravago Holdings America, Term Loan B, 1st Lien
5.060%, VAR LIBOR+2.750%, 07/13/23		442	444
Reynolds Group Holdings, Incremental US Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/05/23		1,902	1,911
Tronox Limited, Blocked Dollar Term Loan, 1st Lien
5.302%, VAR LIBOR+3.000%, 09/23/24		546	549

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Tronox Limited, Initial Dollar Term Loan, 1st Lien
5.302%, VAR LIBOR+3.000%, 09/23/24		$1,256	$1,267
Unifrax I LLC, 2nd Lien
9.193%, 11/03/25(F)		370	376
Unifrax I LLC, Term Loan B, 1st Lien
5.802%, VAR LIBOR+3.500%, 03/29/24		780	786
Univar USA Inc., Term Loan B3, 1st Lien
4.377%, VAR LIBOR+2.500%, 07/01/24		797	802
Vantage Specialty Chemicals, 2nd Lien
10.022%, 10/20/25(F)		455	455
Vantage Specialty Chemicals, Term Loan B, 2nd Lien
6.302%, 10/20/24(F)		718	724
Venator Finance S.A.R.L. (Venator Materials LLC), Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 08/08/24		507	510

Total Chemicals			42,109

Computers & Electronics [1.7%]
AI Avocado B.V., Facility B1 (EUR), 1st Lien
4.250%, VAR Euribor+0.043%, 03/17/21	EUR	1,000	1,230
Almonde, Term Loan, 2nd Lien
9.234%, VAR LIBOR+7.250%, 06/13/25		225	223
Aretec Group, Term Loan, 2nd Lien
2.000%, VAR Prime Rate by Country+4.500%, 05/23/21		1,795	1,796
Ascend Learning, LLC, Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+3.250%, 07/12/24		363	364
Blackboard, Term Loan B-4, 1st Lien
6.734%, VAR LIBOR+5.000%, 06/30/21		629	584
Cavium, Term Loan B, 1st Lien
4.127%, VAR LIBOR+2.250%, 08/16/22		634	634
CCC Information, Term Loan B, 1st Lien
4.880%, VAR LIBOR+3.000%, 04/29/24		591	592
Colorado Buyer, 2nd Lien
9.030%, VAR LIBOR+7.250%, 05/01/25		295	295
Colorado Buyer, Term Loan B, 1st Lien
4.780%, VAR LIBOR+3.000%, 05/01/24		387	387
ConvergeOne Holdings Corp., Term Loan Facility, 1st Lien
6.630%, VAR LIBOR+4.750%, 06/20/24		437	437
Dell International L.L.C. (EMC Corporation), Refinancing Term Loan B, 1st Lien
3.880%, VAR LIBOR+2.000%, 09/07/23		4,657	4,661
Dell International L.L.C. (EMC Corporation), Replacement Term Loan A-3, 1st Lien
3.380%, VAR LIBOR+1.500%, 12/31/18		1,587	1,585

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated),Term Loan B, 1st Lien
4.500%, VAR LIBOR+2.750%, 11/06/23		$376	$376
EIG Investors Corp., Refinancing Loan, 1st Lien
5.956%, VAR LIBOR+4.000%, 02/09/23		543	546
First Data Corporation, 1st Lien
4.122%, VAR LIBOR+2.250%, 07/08/22		6,874	6,884
4.122%, VAR LIBOR+2.250%, 04/26/24		3,590	3,594
Help/Systems Holdings, Inc., Refinancing Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 10/08/21		—	—
Help/Systems, 1st Lien
0.000%, 03/22/25(G)		265	265
Infor (US), Inc. (fka Lawson Software Inc.), Euro Tranche B-2 Loan, 1st Lien
3.250%, 02/01/22(F)	EUR	1,990	2,447
Internap Corporation, Initial Term Loan, 1st Lien
8.720%, VAR LIBOR+7.000%, 04/06/22		569	571
Ivanti Software, Inc. (fka LANDesk Group, Inc.), 1st Lien
6.130%, VAR LIBOR+4.250%, 01/20/24		412	403
Lionbridge Technologies, Inc., Initial Term Loan, 1st Lien
7.377%, VAR LIBOR+5.500%, 02/06/24		446	445
MaxLinear, Inc., Initial Term B Loan, Cov-Lite, 1st Lien
4.277%, VAR LIBOR+2.500%, 05/13/24		318	318
McAfee, LLC, 1st Lien
6.377%, VAR LIBOR+4.500%, 09/30/24		1,363	1,376
Micro Focus, MA Finance, 1st Lien
4.627%, VAR LIBOR+2.750%, 06/21/24		202	200
Micro Focus, Seattle Spin, 1st Lien
4.627%, VAR LIBOR+2.750%, 06/21/24		1,363	1,347
Misys Limited, Dollar Term Loan
5.484%, VAR LIBOR+3.500%, 06/13/24		776	775
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
5.802%, VAR LIBOR+3.500%, 08/01/24		995	997
Peak 10 Holding Corporation, Initial Term Loan, 2nd Lien
9.023%, VAR LIBOR+7.250%, 07/24/25		180	181
Phoenix BidCo 2 GmbH, Cov-Lite, 1st Lien
3.750%, 08/30/24(F)	EUR	1,000	1,229
Phoenix Services International, 1st Lien
5.414%, 01/30/25		225	227
Salient CRGT Inc., Initial Term Loan, 1st Lien
7.627%, LIBOR+5.750%, 02/28/22		742	747
Sirius Computer Solutions (SCS), Term Loan B, Cov-Lite, 1st Lien
6.127%, VAR LIBOR+4.250%, 10/30/22		708	714

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
SS&C Technologies Holdings, Inc., Term Loan B, 1st Lien
4.127%, VAR LIBOR+2.250%, 07/08/22		$16	$16
4.127%, VAR LIBOR+2.250%, 07/08/22		1,375	1,381
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
0.000%, 02/28/28(G)		1,796	1,804
SS&C Technologies, Term Loan B, 1st Lien
4.401%, 02/27/25(G)		5,034	5,057
TIBCO Software Inc., Term Loan B-1, 1st Lien
5.380%, VAR LIBOR+3.500%, 12/04/20		1,681	1,685
TierPoint, LLC, Initial Term Loan
5.627%, VAR LIBOR+3.750%, 04/26/24		293	288
Vero Parent, Inc. (Sahara Parent, Inc.), Initial Term Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 08/09/24		289	289
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.670%, VAR LIBOR+4.000%, 11/30/23		1,289	1,294
Western Digital Corporation, U.S. Term Loan B-3, 1st Lien
3.877%, VAR LIBOR+2.000%, 04/29/23		714	717
Western Digital, Term Loan A1, 1st Lien
3.377%, 04/29/23		2,315	2,319

Total Computers & Electronics			51,280

Conglomerates [0.1%]
Socotec, Cov-Lite, 1st Lien
4.500%, 07/20/24(F)	EUR	1,000	1,233
4.500%, 07/21/23(F)	EUR	1,000	1,399

Total Conglomerates			2,632

Construction [0.0%]
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.995%, VAR LIBOR+4.250%, 06/21/24		650	655

Consumer Discretionary [0.1%]
Aramark, Term Loan, 1st Lien
3.877%, VAR LIBOR+2.000%, 03/11/25		653	657
EG Group Limited Euro Garages/EG Group (GBP) Cov-Lite Term Loan, 1st Lien
4.750%, 02/07/25	GBP	1,504	2,097
Wyndham Hotels & Resorts, 1st Lien
0.000%, 03/28/25(G)		640	642

Total Consumer Discretionary			3,396

Consumer Durables [0.0%]
American Bath Group, Replacement Term Loan, 1st Lien
6.943%, 09/30/23(F)		1,193	1,205

Consumer Non-Durables [0.1%]
Eastman Kodak, 1st Lien
8.039%, VAR LIBOR+6.250%, 09/03/19		807	759
NBTY (Nature's Bounty), Cov-Lite, 1st Lien
5.377%, VAR LIBOR+3.500%, 08/15/24		493	457

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Parfums Holdings, Term Loan B, 1st Lien
7.052%, VAR LIBOR+4.750%, 06/28/24		$323	$326
Prestige Brands, Inc., Term B-4 Loan, 1st Lien
3.877%, VAR LIBOR+2.750%, 01/26/24		410	411
Varsity Brands (Hercules Achievement), Term Loan B, 1st Lien
5.377%, VAR LIBOR+3.500%, 12/09/24		788	794

Total Consumer Non-Durables			2,747

Containers and Glass Products [0.2%]
Faerch Plast, Term Loan B1, Cov-Lite, 1st Lien
3.500%, 08/15/24(F)	EUR	2,500	3,069
Verallia, Facility B4, 1st Lien
2.750%, 10/22/22(F)	EUR	1,855	2,265

Total Containers and Glass Products			5,334

Credit Card [0.0%]
North American Bancard, 1st Lien
5.302%, 01/15/25		144	145

Diversified Insurance [0.1%]
CEP II (2011), Term Loan B, Cov-Lite, 1st Lien
4.250%, 12/13/24(F) (G)	EUR	2,500	3,031

Diversified Media [0.8%]
ALM Media, LLC, Term Loan B, 1st Lien
6.802%, 07/29/20(E) (F)		201	171
Deluxe Entertainment Services Group, 1st Lien
7.272%, VAR LIBOR+5.500%, 02/28/20		1,787	1,766
Donnelley Financial Solutions, Term Loan B, 1st Lien
4.877%, 09/29/23(F)		216	217
Harland Clarke Holdings, Term Loan B7, Cov-Lite, 1st Lien
7.052%, 11/01/23(F)		12,534	12,632
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 05/04/22		519	512
MediArena Acquisition (Endemol), Term Loan, 1st Lien
7.444%, VAR LIBOR+5.750%, 08/11/21		2,150	2,149
Micro Holdings (Internet Brands), 1st Lien
5.527%, VAR LIBOR+3.750%, 09/13/24		1,587	1,587
Micro Holdings (Internet Brands), 2nd Lien
9.277%, VAR LIBOR+7.500%, 08/15/25		145	146
Rovi Solutions, Term Loan B, 1st Lien
4.380%, VAR LIBOR+2.500%, 07/02/21		557	559
WME IMG Holdings LLC, Term Loan B, 1st Lien
5.130%, VAR LIBOR+3.250%, 05/06/21		2,693	2,708
WME IMG Holdings LLC, Term Loan B, 2nd Lien
9.127%, 05/06/22(F)		2,427	2,439

Total Diversified Media			24,886

Drugs [0.4%]
Aenova, Facility B (SwissCaps Holding), 1st Lien
5.000%, 09/29/20(F)	EUR	192	223
Aenova, Facility B (Temmler), 1st Lien
5.000%, 09/29/20(F)	EUR	174	202

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Aenova, Facility B, 1st Lien
5.000%, 09/29/20(F)	EUR	1,318	$1,528
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20(F)	EUR	316	367
Ceva Sante Animale, Facility B2, 1st Lien
3.000%, 06/30/21(F)	EUR	1,000	1,230
Cooper, Facility B1, 1st Lien
3.500%, 01/30/23(F)	EUR	700	864
Cooper, Facility B2, 1st Lien
3.500%, 01/30/23(F)	EUR	300	371
Ethypharm, Facility B1, 1st Lien
5.271%, 07/21/23(F)	GBP	1,000	1,404
Unilabs, Term Loan B2, 1st Lien
3.000%, 04/19/24(F)	EUR	2,500	3,039
Unither, Term Loan B, 1st Lien
4.000%, 02/01/24(F)	EUR	1,500	1,852

Total Drugs			11,080

Ecological Services and Equipment [0.1%]
Dummen Orange, Term Loan B, Cov-Lite, 1st Lien
3.500%, 05/18/24(F)	EUR	3,000	3,417

Education Services [0.0%]
Learning Care, Cov-Lite, Term Loan B, 1st Lien
5.028%, 03/06/25		490	494

Educational Services [0.0%]
Laureate Education, Inc., Term Loan B, 1st Lien
5.377%, VAR LIBOR+4.500%, 04/19/24		1,195	1,200

Electronics/Electric [0.3%]
Audiotonix, Term Loan B, 1st Lien
5.826%, 03/22/24(F)		1,223	1,217
Genesys (Greeneden), Tranche B-3 Euro Term Loan, 1st Lien
3.500%, 12/01/23(F)	EUR	1,980	2,445
Industrial and Financial Systems, IFS AB, Term Loan B, 1st Lien
3.500%, 07/25/24(F) (G)	EUR	2,000	2,449
Oberthur Technologies, Cov-Lite, 1st Lien
3.750%, 01/10/24(F) (G)	EUR	2,000	2,420

Total Electronics/Electric			8,531

Energy [0.6%]
Alon USA, MLP Term Loan, 1st Lien
9.648%, 11/26/18(F)		—	—
Azure Midstream Holdings LLC, Term Loan B, 1st Lien
9.377%, VAR LIBOR+6.500%, 11/15/18		1,236	1,201
BCP Renaissance Parent LLC, Term Loan B, 1st Lien
5.772%, 10/31/24(F)		225	226
California Resources, Term Loan B, 1st Lien
6.572%, VAR LIBOR+4.750%, 11/14/22		520	527
Chesapeake Energy, 1st Lien
9.444%, VAR LIBOR+7.500%, 08/23/21		2,930	3,109
Chief Exploration & Development LLC, 2nd Lien
8.416%, VAR LIBOR+6.500%, 05/16/21		565	559
Delek, Cov-Lite, Term Loan B, 1st Lien
0.000%, 03/14/25		375	376
DexKo Global, Incremental Term Loan, 1st Lien
5.245%, 07/24/24		450	454
EMG Utica, 1st Lien
5.593%, VAR LIBOR+3.750%, 03/27/20		1,672	1,680

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Frac Tech International, Term Loan B, 1st Lien
6.627%, VAR LIBOR+4.750%, 04/16/21		$2,132	$2,138
Hi-Crush Partners, Term Loan B, 1st Lien
6.310%, 12/16/24(G)		1,207	1,216
KCA Deutag, Term Loan B, 1st Lien
7.654%, VAR LIBOR+5.750%, 05/15/20		1,396	1,393
KCA, Term Loan B, 1st Lien
0.000%, 03/21/23(G)		1,450	1,450
Medallion Midland Acquisition, LLC, Term Loan B, 1st Lien
5.127%, VAR LIBOR+3.250%, 10/31/24		319	318
New World Resources, 1st Lien
14.500%, 12/31/49(B) (E)	EUR	253	—
Osum Production, Term Loan B, 1st Lien
7.802%, VAR LIBOR+5.500%, 07/31/20		363	305
Philadelphia Energy Solutions, 1st Lien
8.500%, VAR LIBOR+5.000%, 04/04/18(B)		284	243
Riverstone Utopia Member, Term Loan B, 1st Lien
6.036%, 10/16/24(F)		325	326
Sheridan Production Partners, Term Loan II-A, 1st Lien
5.490%, VAR LIBOR+3.500%, 12/16/20(E)		75	65
Sheridan Production Partners, Term Loan II-M, 1st Lien
5.490%, VAR LIBOR+3.500%, 12/16/20(E)		28	24
Sheridan Production Partners, Term Loan II-SIP, 1st Lien
5.490%, VAR LIBOR+3.500%, 12/16/20(E)		541	469
SolarWinds 3/18 Term Loan B, 1st Lien
4.877%, 03/07/24		229	230
Techem GmbH, Facility B, 1st Lien
3.000%, 10/02/24(F)	EUR	1,500	1,844

Total Energy			18,153

Entertainment and Leisure [0.4%]
Creative Artists, Cov-Lite Term Loan B, 1st Lien
4.777%, 02/15/24		1,277	1,288
Crown Finance, Tranche Term Loan, 1st Lien
4.377%, 02/28/25(F)		2,065	2,062
Cyan Blue Holdco 2 Limited, Term Loan B-1, 1st Lien
4.771%, 07/26/24(F)	GBP	1,840	2,580
HNVR Holdco Limited, Facility B, 1st Lien
3.250%, 09/12/23(F)	EUR	1,985	2,430
Horn Blower, Cov-Lite, 1st Lien
0.000%, 03/28/25(G)		245	245
Hoya Midco, LLC, Cov-Lite, 1st Lien
5.148%, VAR LIBOR+4.000%, 06/23/24		408	407
Richmond UK Holdco Limited, Facility B, 1st Lien
4.654%, 03/04/24(F)	GBP	2,428	3,364

Total Entertainment and Leisure			12,376

Environmental Services [0.0%]
Wrangler Buyer Corp., Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 09/27/24		249	251

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Farming/Agriculture [0.1%]
Sapec Agro Business, Term Loan B, 1st Lien
4.750%, 01/17/24(E) (F)	EUR	2,500	$3,068

Financial [1.7%]
Aretec Group, Term B-1 Loan, 1st Lien
5.898%, VAR LIBOR+4.250%, 11/23/20		1,110	1,110
Columbus McKinnon, Term Loan B, 1st Lien
4.377%, 01/31/24		322	323
Crestwood Holdings, Term Loan B, 1st Lien
9.186%, 02/28/23(F)		1,680	1,667
Cyanco, Cov-Lite, 1st Lien
5.672%, 03/07/25		310	311
Cyanco, Cov-Lite, 2nd Lien
5.672%, 03/06/26		230	229
Deerfield Holdings, Term Loan B, Cov-Lite, 1st Lien
5.552%, 12/04/24(G)		755	756
Dubai Drydocks World LLC DryDocks World (USD), NTL Term Loan, 1st Lien
4.302%, 11/30/20		11,100	10,564
Dubai World, 1st Lien
4.750%, 09/30/18		13,277	12,348
2.000%, 09/30/18(E)		12,427	11,782
Eton, Cov-Lite, 1st Lien
0.000%, 03/14/25(G)		715	716
EVO Payments International, Term Loan B, 2nd Lien
5.880%, VAR LIBOR+5.000%, 12/08/23		448	451
Genworth Financial, 1st Lien
6.202%, 02/28/23		250	254
Greenhill, Term Loan B, 1st Lien
5.439%, VAR LIBOR+3.750%, 10/06/22		499	502
I-Logic Technologies (Dealogic), Term Loan B, 1st Lien
6.302%, 12/20/24(F)		424	424
iStar Financial, Term Loan B, 1st Lien
4.841%, VAR LIBOR+3.000%, 10/01/21		2,566	2,582
Ocwen Financial, 1st Lien
6.786%, VAR LIBOR+5.000%, 12/07/20		1,193	1,199
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 05/01/24		1,956	1,965
TMS, 1st Lien
0.000%, 08/14/24(G)		444	445
Virtu Financial LLC (aka VFH), 1st Lien
4.945%, 12/30/21(G)		614	621
Walter Investment Management, Term Loan B, 1st Lien
7.877%, VAR LIBOR+3.750%, 12/18/20(B)		2,623	2,549
WisdomTree Investments, Term Loan A, 1st Lien
0.000%, 01/29/21(G)		450	450

Total Financial			51,248

Financial Intermediaries [0.3%]
ION Trading Technologies, Term Loan B, 1st Lien
3.750%, 11/21/24(F) (G)	EUR	1,609	1,981
Nets, Term Loan B, Cov-Lite, 1st Lien
0.000%, 12/01/24(F) (G)	EUR	1,500	1,840
Optimal Payments aka Paysafe, 2nd Lien
7.000%, 12/01/24(F) (G)	EUR	1,000	1,228
Optimal Payments aka Paysafe, Cov-Lite, 1st Lien
3.250%, 12/01/24(F) (G)	EUR	1,000	1,225
TMF Group Holdco B.V., Term Loan B, 1st Lien
3.500%, 10/16/23(F)	EUR	1,000	1,226

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vistra, 1st Lien
3.250%, 10/26/22(F)	EUR	975	$1,203

Total Financial Intermediaries			8,703

Financial Services [0.2%]
Aecom, Cov-Lite Term Loan B, 1st Lien
3.627%, 02/21/25		840	841
Altisource Solutions, Term Loan B, 1st Lien
5.148%, VAR LIBOR+3.500%, 12/09/20		1,862	1,848
0.000%, 03/29/24(G)		1,835	1,817
AMG, Term Loan, 1st Lien
5.302%, 01/30/25		299	301
Freedom Mortgage Corporation, Initial Term Loan, 1st Lien
6.611%, VAR LIBOR+5.500%, 02/23/22(G)		989	992
Jane Street, 1st Lien
5.627%, 08/25/22		376	377
Jefferies Finance LLC (JFIN Co-Issuer Corporation), Term Loan, 1st Lien
4.688%, VAR LIBOR+3.000%, 08/02/24		274	274

Total Financial Services			6,450

Food and Beverage [0.3%]
Carlisle FoodService, Cov-Lite, 1st Lien
0.000%, 03/14/25(G)		184	183
Carlisle FoodService, Delayed Term Loan, 1st Lien
0.000%, 03/14/25(G)		41	41
Jacobs Douwe Egberts International B.V. (f/k/a Charger OpCo B.V.), Term B-5 EUR Loan, 1st Lien
2.750%, VAR Euribor+0.020%, 07/02/22	EUR	212	262
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
4.678%, VAR LIBOR+2.500%, 10/30/22		2,309	2,301
K-Mac, 1st Lien
8.536%, 03/09/26		150	152
5.036%, 03/07/25		300	301
Milk Specialties Company, 1st Lien
6.302%, VAR LIBOR+4.000%, 08/16/23		1,010	1,013
Panera Bread, Term Loan A, 1st Lien
3.813%, 07/18/22		3,152	3,097
Post Holdings, Inc., Term Loan B, 1st Lien
3.880%, VAR LIBOR+2.250%, 05/24/24		1,533	1,536

Total Food and Beverage			8,886

Food Products [0.1%]
Continental Foods, Term Loan B, 1st Lien
4.000%, 12/31/23(F)	EUR	1,112	1,370
Continental Foods, Tranche 2, 1st Lien
4.000%, 12/31/23(F)	EUR	216	266
Continental Foods, Tranche 3, 1st Lien
4.000%, 12/31/23(F)	EUR	191	235
Continental Foods, Tranche 4, 1st Lien
4.000%, 12/31/23(F)	EUR	481	592

Total Food Products			2,463

Food Service [0.1%]
Solina, Term Loan B, 1st Lien
3.750%, 12/19/22(F)	EUR	2,000	2,473

Food/Drug Retailers [0.1%]
Prosol, Term Loan B, Cov-Lite, 1st Lien
4.000%, 04/26/24(F)	EUR	2,000	2,439

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Food/Tobacco [0.0%]
US Foods, Term Loan B, 1st Lien
4.377%, VAR LIBOR+2.500%, 06/27/23		$1,209	$1,216

Forest Prod/Containers [0.1%]
Albea, Cov-Lite, 1st Lien
4.000%, 04/10/24	EUR	—	345
Anchor Glass Container, 1st Lien
4.627%, 12/07/23(F)		462	448
Anchor Glass Container, 2nd Lien
9.490%, 11/22/24(F)		230	220
Berry Plastics, Cov-Lite, 1st Lien
3.740%, VAR LIBOR+2.000%, 02/08/20		620	622
Flex Acquisition (Novolex), Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/23		697	700
Signode Industrial Group US, Term Loan B, 1st Lien
6.500%, VAR LIBOR+2.750%, 05/01/21		1,573	1,571

Total Forest Prod/Containers			3,906

Forest Products [0.1%]
Caraustar Industries, Term Loan B, Cov-Lite, 1st Lien
7.802%, VAR LIBOR+5.500%, 03/14/22		1,445	1,450
ProAmpac, Term Loan B, Cov-Lite, 1st Lien
5.354%, VAR LIBOR+4.000%, 11/17/23		1,140	1,145

Total Forest Products			2,595

Gaming and Hotels [0.7%]
Amaya, Initial Term Loan B-3, 1st Lien
5.802%, VAR LIBOR+3.500%, 08/01/21		731	734
Apple Leisure Group (Casablanca), Cov-Lite, 1st Lien
6.522%, VAR LIBOR+4.750%, 02/21/24		569	572
Boyd Gaming, Term Loan B, 1st Lien
4.236%, VAR LIBOR+2.500%, 09/15/23		519	522
CEOC, LLC, Term Loan B, 1st Lien
4.148%, VAR LIBOR+2.500%, 10/07/24		519	522
CityCenter Holdings, LLC, Term Loan B, 1st Lien
4.377%, VAR LIBOR+2.500%, 04/18/24		449	449
Diamond Resorts, Term Loan B, 1st Lien
6.377%, VAR LIBOR+4.500%, 08/17/23		2,875	2,919
Eldorado Resorts, Inc., Term Loan B, 1st Lien
4.188%, VAR LIBOR+2.250%, 04/17/24		967	969
ESH Hospitality, Inc., Repriced Term Loan, 1st Lien
4.127%, VAR LIBOR+2.250%, 08/30/23		1,034	1,039
Greektown Holdings, L.L.C., Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+2.750%, 04/25/24		993	993
Hilton Worldwide Finance LLC, Term Loan B-2, 1st Lien
3.872%, VAR LIBOR+2.000%, 10/25/23		8,633	8,674

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Mohegan Tribal Gaming, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 10/13/23	$875	$872
Penn National Gaming, Inc., Term B Facility Refinancing Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 01/19/24	202	203
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+3.000%, 04/29/24	745	748
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.744%, 08/14/24(F)	683	685

Total Gaming and Hotels		19,901

Gaming/Leisure [0.6%]
Aristocrat, Term Loan B, 1st Lien
3.745%, 10/19/24(F)	1,302	1,307
Belmond Interfin Ltd., Term Loan B, 1st Lien
4.627%, 07/03/24(F)	759	761
Caesars Resort Collection LLC, 1st Lien
4.627%, VAR LIBOR+2.750%, 12/23/24	1,561	1,571
ClubCorp Club Operations, Inc., Term Loan B, 1st Lien
5.552%, VAR LIBOR+3.250%, 09/18/24	245	246
Four Seasons Holdings, 1st Lien
4.148%, 06/27/20(F)	1,167	1,173
Global Cash Access, Term Loan B, 1st Lien
5.494%, VAR LIBOR+3.500%, 05/09/24	1,801	1,813
GLP Capital LP, Term Loan A, 1st Lien
3.286%, 04/29/21(F)	4,590	4,542
Golden Entertainment, Term Loan B, 1st Lien
4.880%, 08/15/24(F)	464	466
La Quinta Intermediate Holdings, Term Loan B, 1st Lien
4.470%, VAR LIBOR+2.750%, 04/14/21	339	338
Lakeland Tours (Worldstrides), 1st Lien
0.000%, 12/06/24(G)	37	37
Lakeland Tours (Worldstrides), Term Loan B, 1st Lien
6.125%, 12/06/24(G)	443	448
MGM Growth Properties, Term Loan B, 1st Lien
3.877%, VAR LIBOR+2.250%, 04/25/23	1,037	1,039
MGM Resorts, Term Loan A, 1st Lien
4.127%, 04/07/21(F)	680	682
Playcore, 1st Lien
0.000%, 09/18/24(G)	26	26
Playcore, Term Loan B, Cov-Lite, 1st Lien
5.254%, VAR LIBOR+3.750%, 09/18/24	188	189
Station Casinos, Term Loan B, 1st Lien
4.380%, VAR LIBOR+2.500%, 06/08/23	598	599
UFC Holdings (Buyer), Term Loan B, 1st Lien
5.130%, VAR LIBOR+3.250%, 08/18/23	679	682
VICI Properties 1 LLC (Caesars), Term Loan B, 1st Lien
3.854%, 12/20/24(F) (G)	2,587	2,594

Total Gaming/Leisure		18,513

Health Care [2.1%]
Ardent Legacy Holdings, Term Loan B, 1st Lien
7.377%, 08/04/21(F)	1,156	1,159

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ardent Legacy, Unsecured Term Loan, 1st Lien
10.164%, 02/28/23		$355	$356
Auris Luxembourg III S.A R.L., Incremental Facility B6, 1st Lien
3.500%, 01/17/22(F)	EUR	973	1,204
Biogroup, Term Loan B, Cov-Lite, 1st Lien
3.500%, 06/14/24(F)	EUR	1,000	1,232
Busy Bees, Facility B, 1st Lien
5.244%, 05/12/22(F)	GBP	1,000	1,404
Busy Bees, Facility B3, 1st Lien
5.244%, 05/06/22(F) (G)	GBP	2,000	2,808
CDRH (Healogics), Term Loan B, 1st Lien
6.280%, VAR LIBOR+4.250%, 07/01/21		319	279
Centene, 1st Lien
0.000%, 09/13/18(G)		3,715	3,715
Cerba, Cov-Lite, 1st Lien
3.000%, 03/21/24(F)	EUR	1,000	1,214
Coherent Holding GmbH, Euro Term Loan, 1st Lien
3.000%, VAR Euribor+0.023%, 11/07/23	EUR	1,119	1,425
Cole-Parmer, Term Loan B, 1st Lien
5.193%, 03/15/24(F)		386	388
Community Health Systems, Term Loan G, 1st Lien
4.734%, VAR LIBOR+2.750%, 12/31/19		691	673
Community Health Systems, Term Loan H, 1st Lien
4.984%, VAR LIBOR+3.000%, 01/27/21		4,079	3,915
Concordia Healthcare, Initial Dollar Term Loan, 1st Lien
5.898%, 10/21/21(F)		1,922	1,715
ConvaTec Healthcare, Term Loan B, 1st Lien
4.552%, 10/13/23(F)		580	580
Diaverum Holding S.ar.l. (fka Velox Bidco SARL), 2nd Lien
8.000%, 07/04/25(F)	EUR	1,500	1,840
Diaverum Holding S.ar.l. (fka Velox Bidco SARL), Term Loan B, 1st Lien
3.250%, 07/04/24(F)	EUR	1,500	1,822
Diplomat Pharmacy, Term Loan B, Cov-Lite, 1st Lien
6.100%, 12/13/24(F)		122	123
DomusVi, Term Loan B, 1st Lien
3.250%, 10/11/24(F) (G)	EUR	3,000	3,689
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.750%, 10/31/22(F)	EUR	2,000	2,468
Endo Luxembourg Finance Company I S.à r.l., Initial Term Loan, 1st Lien
6.188%, VAR LIBOR+4.250%, 04/29/24		360	358
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan, 1st Lien
4.880%, VAR LIBOR+3.000%, 12/01/23		772	774
Explorer Holdings, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.750%, 05/02/23		463	466
Gesundheits GmbH, Initial Term Loan, 1st Lien
4.000%, 08/30/21(F)	EUR	1,000	1,202
Greatbatch, Ltd., Term Loan A, 1st Lien
5.130%, 10/14/21(F)		369	369
Greatbatch, Ltd., Term Loan B, 1st Lien
4.990%, 10/27/22(F)		1,441	1,452
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.986%, VAR LIBOR+2.250%, 01/31/25		3,262	3,273

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Halyard Health, 1st Lien
4.627%, VAR LIBOR+2.750%, 11/01/21		$675	$678
HCA Inc., Tranche B-10 Term Loan, 1st Lien
2.000%, 03/07/25(F)		2,060	2,075
HRA, Cov-Lite, 1st Lien
3.500%, 07/31/24(F)	EUR	1,990	2,430
INC Research Holdings, Inc., Term Loan A, 1st Lien
3.627%, 08/01/22(F)		1,073	1,072
Indivior Finance S.Ã.R.L., 1st Lien
6.420%, 12/14/22(F)		2,579	2,582
Innoviva, Term Loan B, 1st Lien
6.373%, 08/11/22(F)		201	203
Kindred Healthcare, Term Loan A, 1st Lien
5.250%, VAR LIBOR+3.500%, 04/09/21		555	557
Lannett, Term Loan A, 1st Lien
6.627%, VAR LIBOR+4.750%, 11/25/20		1,850	1,840
MultiPlan, Term Loan B, 1st Lien
5.052%, VAR LIBOR+3.000%, 06/07/23		2,629	2,639
PharMerica, 2nd Lien
9.461%, 09/26/25(F)		145	146
PharMerica, Term Loan B, 1st Lien
5.211%, VAR LIBOR+3.500%, 09/26/24		180	181
Sebia S.A., 1st Lien
8.500%, 09/22/25(F) (G)	EUR	1,000	1,243
Stada, 1st Lien
3.500%, 08/19/24(F) (G)	EUR	1,014	1,247
Sunrise Medical, 1st Lien
4.500%, 09/30/22(F)	EUR	303	373
Sunrise Medical, Cov-Lite, 1st Lien
4.500%, 07/29/22(F)	EUR	2,134	2,626
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.130%, VAR LIBOR+3.250%, 09/02/24		726	726
Tecostar Holdings, Cov-Lite, 1st Lien
5.278%, VAR LIBOR+3.500%, 05/01/24		442	444
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 04/01/22		2,307	2,331
Zodiac/Fluidra 3/18 (USD), Term Loan B, 1st Lien
0.000%, 03/07/25(G)		220	221
Zotec, Term Loan, 1st Lien
6.770%, 02/09/25		375	373

Total Health Care			63,890

Hotels, Restaurants and Leisure [0.1%]
Las Vegas Sands, Term Loan B, 1st Lien
3.627%, 03/29/25		1,275	1,277

Housing [0.2%]
Beacon Roofing Supply, Term Loan B, 1st Lien
3.936%, 01/02/25(F)		290	291
Canam Construction Inc. (Canam Steel Corporation), Term Loan B, 1st Lien
7.377%, VAR LIBOR+5.500%, 06/29/24		929	934
DTZ US Borrower LLC, 2015-1 Additional Term Loan, 1st Lien
5.234%, VAR LIBOR+3.250%, 11/04/21		3,051	3,034

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Quikrete Holdings, Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 11/15/23		$246	$247

Total Housing			4,506

Industrial Equipment [0.1%]
ADB Safegate, Cov-Lite, 1st Lien
3.500%, 10/03/24(F) (G)	EUR	1,000	1,230
AHT Cooling, Facility B2, 1st Lien
4.250%, 11/19/20(F)	EUR	976	1,131
Delachaux 2014, 1st Lien
5.250%, 10/28/21(F)	GBP	337	483

Total Industrial Equipment			2,844

Information Technology [0.9%]
Altran Technologies, Term Loan B, 1st Lien
0.000%, 01/31/25(G)		225	226
Amaya, Cov-Lite, Term Loan B, 1st Lien
0.000%, 03/28/25(G)		1,125	1,122
Arris Group, Term Loan B-3, 1st Lien
4.127%, 04/26/24(F)		1,044	1,049
Autodata, Cov-Lite, 1st Lien
5.015%, 12/12/24(F)		475	476
Avaya, Initial Term Loan, 1st Lien
6.536%, 12/15/24(F)		2,050	2,063
Barracuda Networks, Term Loan B, 1st Lien
5.061%, 01/10/25		155	155
Barracuda Networks, Term Loan, 1st Lien
9.061%, 01/09/26		80	81
Cologix, Term Loan B, Cov-Lite, 1st Lien
4.861%, 03/15/24(F)		386	386
Computer Sciences Government Services, Term Loan B, 1st Lien
3.693%, 10/06/22(F)		964	963
Convergint, Delayed Term Loan, 1st Lien
0.000%, 02/01/25(G)		36	36
Convergint, Term Loan, 1st Lien
5.302%, 02/01/25		339	338
Convergint, Term Loan, 2nd Lien
8.408%, 02/01/26		75	75
Digicert, 2nd Lien
9.772%, 09/19/25(F)		365	368
Digicert, Term Loan B-2, 1st Lien
6.522%, 09/20/24(F)		290	293
ECI Software Solutions, Term Loan B, Cov-Lite, 1st Lien
6.552%, VAR LIBOR+4.250%, 09/19/24		289	291
Gartner, Term Loan A, 1st Lien
3.877%, 06/17/21(F)		694	697
Gartner, Term Loan B, 1st Lien
3.877%, 03/15/24(F)		673	676
Gigamon, Term Loan B, Cov-Lite, 1st Lien
6.802%, 12/19/24(G)		638	642
Inovalon Holdings, Term Loan, 1st Lien
2.898%, 09/19/19(F)		2,394	2,382
IPC, Term Loan B-1, 1st Lien
6.280%, VAR LIBOR+4.500%, 08/06/21		426	417
JDA Software Group, (RP Crown), Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 10/12/23		281	283
Leidos (Abacus Innovations), Term Loan B, 1st Lien
3.688%, VAR LIBOR+2.000%, 08/16/23		563	566
Mitchell International, 1st Lien
0.000%, 11/21/24(G)		49	49
5.127%, 11/20/24(F)		601	601
Mitchell International, 2nd Lien
9.137%, 11/20/25(F)		190	191

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
On Semiconductor, 1st Lien
3.877%, VAR LIBOR+2.000%, 03/31/23		$260	$261
Paysafe Group PLC, 1st Lien
5.358%, 12/02/24(F)		710	712
Presidio, Cov-Lite, 1st Lien
4.627%, 02/02/24		821	822
Quest Software (Seahawk), Cov-Lite, 1st Lien
7.272%, 10/31/22(F)		243	247
Rackspace Hosting, Term Loan B, 1st Lien
4.787%, VAR LIBOR+3.000%, 11/03/23		936	932
Red Ventures, LLC, 2nd Lien
9.648%, 10/18/25(F)		315	320
Red Ventures, LLC, Term Loan B, Cov-Lite, 1st Lien
5.877%, 10/18/24(F)		2,900	2,923
Shutterfly, Cov-Lite Term Loan B2, 1st Lien
0.000%, 08/17/24(G)		260	261
Solera, LLC (Solera Finance), Euro Term Loan, 1st Lien
3.750%, 03/03/23(F)	EUR	1,960	2,415
Solera, Term Loan B, 1st Lien
4.627%, 03/03/23(F)		284	285
Southern Graphics, Term Loan B, Cov-Lite, 1st Lien
5.377%, 11/22/22(F)		300	301
Symantec, Term Loan A-2, 1st Lien
3.313%, 08/01/19(F)		248	247
Symantec, Term Loan A-5, 1st Lien
3.540%, 08/01/21(F)		1,600	1,597
TTM Technologies, Incremental Term Loan, 1st Lien
0.000%, 09/28/24(G)		300	300
TTM Technologies, Term Loan B, Cov-Lite, 1st Lien
4.377%, 09/13/24(F)		289	289
Vertafore (VF Holding), Cov-Lite, 1st Lien
5.127%, VAR LIBOR+3.250%, 06/30/23		1,137	1,147

Total Information Technology			27,485

Insurance [0.4%]
Asurion, Cov-Lite, 1st Lien
4.627%, 11/03/23		3,850	3,875
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 08/04/22		2,473	2,487
Asurion, LLC (fka Asurion Corporation), Replacement B-2 Term Loan, 2nd Lien
7.877%, VAR LIBOR+6.000%, 08/04/25		5,205	5,339

Total Insurance			11,701

Leasing [0.0%]
Caliber Collision (CH Hold), Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 02/01/24		666	668

Leisure Goods/Activities/Movies [0.5%]
Car Trawler, Facility B, 1st Lien
3.750%, 04/29/21(F)	EUR	2,723	3,318
Dorna Sports, S.L., 1st Lien
3.000%, 04/12/24(F)	EUR	1,883	2,304
GVC Holdings, Term Loan B, 1st Lien
0.000%, 03/15/24(G)		265	265
0.000%, 03/15/24(F) (G)	GBP	2,000	2,799
Premier Lotteries, Cov-Lite, Term Loan B, 1st Lien
3.500%, 06/22/24(F) (G)	EUR	2,500	3,068

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Tipico, Term B Loan
3.500%, 08/08/22(F)	EUR	2,000	$2,451

Total Leisure Goods/Activities/Movies			14,205

Leisure, Amusement, Motion Pictures, Entertainment [0.0%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.377%, 02/01/24(F)		280	279

Machinery [0.1%]
Engineered Machinery Holdings, Inc., Initial Term Loan, 1st Lien
5.552%, VAR LIBOR+3.250%, 07/19/24		274	274
Graftech International Ltd., Initial Term Loan, 1st Lien
5.240%, 01/31/25		1,835	1,835
Milacron LLC, Term Loan B, Cov-Lite, 1st Lien
4.377%, VAR LIBOR+2.750%, 09/28/23		304	304

Total Machinery			2,413

Manufacturing [0.3%]
Crown Americas, 1st Lien
0.000%, 01/17/25(G)		490	494
DRB-HICOM Berhad, 1st Lien
3.995%, 01/22/21(E)		3,189	3,045
Dynacast International LLC, Term Loan B-1, 1st Lien
5.552%, VAR LIBOR+3.250%, 01/28/22		691	692
Gates Global LLC, Term Loan B, Cov-Lite, 1st Lien
4.443%, VAR LIBOR+3.000%, 04/01/24		1,905	1,914
Keurig Green Mountain, Term Loan A, 1st Lien
3.250%, 03/03/21(F)		1,463	1,461
Manitowoc (Welbilt), Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/03/23		819	824
Utex Industries, 1st Lien
5.877%, 05/14/21(F)		653	638

Total Manufacturing			9,068

Media [1.6%]
Cable One, Inc., Incremental Term Loan B-1, 1st Lien
4.560%, VAR LIBOR+2.250%, 04/12/24		223	224
CBS Radio, Term Loan B, 1st Lien
4.623%, VAR LIBOR+2.750%, 11/18/24		1,260	1,265
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan, 1st Lien
4.277%, 01/12/26		530	530
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 1st Lien
4.036%, VAR LIBOR+2.250%, 07/17/25		1,464	1,459
DHX Media Ltd., Initial Term Loan, 1st Lien
5.627%, VAR LIBOR+3.750%, 12/29/23		506	508
Lamar Media, Term Loan B, 1st Lien
3.563%, 02/14/25		300	300
Liberty Cablevision of Puerto Rico, Term Loan, 1st Lien
5.220%, VAR LIBOR+3.500%, 01/07/22		2,610	2,528
Lions Gate, Term Loan B, 1st Lien
4.104%, 03/20/25		1,780	1,781

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.740%, VAR LIBOR+2.000%, 01/15/25		$562	$563
Mediacom Illinois, LLC (fka Mediacom Communications, LLC), Tranche K Term Loan, 1st Lien
3.990%, VAR LIBOR+2.250%, 02/15/24		1,131	1,133
Mission Broadcasting, Inc., Term B-2 Loan, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/24		53	53
Nexstar Broadcasting, Inc., Term Loan B-2, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/24		408	409
Numericable U.S. LLC, Term Loan B, 1st Lien
4.720%, VAR LIBOR+3.000%, 01/31/26		2,695	2,614
4.522%, VAR LIBOR+2.750%, 07/31/25		2,739	2,650
SFR Group S.A. (Ypso France SAS), Term Loan, 1st Lien
3.000%, 07/30/25(F)	EUR	2,481	2,930
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, 12/06/23(F)	EUR	4,500	5,478
Tele Columbus AG, 1st Lien
3.000%, 10/15/24(F)	EUR	2,000	2,454
Tribune Media, Term Loan C, 1st Lien
4.877%, VAR LIBOR+3.000%, 01/26/24		1,249	1,249
Univision Communications Inc., 2017 Replacement Repriced Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/15/24		2,645	2,600
UPC Financing Partnership, Facility AR, 1st Lien
4.277%, VAR LIBOR+2.500%, 01/15/26		2,125	2,130
Virgin Media Bristol LLC, K Facility, 1st Lien
4.277%, VAR LIBOR+2.500%, 01/15/26		3,320	3,336
Ziggo Secured Finance B.V., Term Loan F, 1st Lien
3.000%, 04/15/25(F)	EUR	3,000	3,674
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.277%, VAR LIBOR+2.500%, 04/15/25		7,800	7,741

Total Media			47,609

Metals & Mining [0.1%]
BWAY Holding, Term Loan B, 1st Lien
4.958%, VAR LIBOR+3.250%, 04/03/24		1,623	1,630
Contura Energy, Inc., Term Loan, 1st Lien
6.880%, VAR LIBOR+5.000%, 03/18/24		1,351	1,347
Foresight Energy LLC, Term Loan, 1st Lien
7.443%, VAR LIBOR+5.750%, 03/28/22		1,158	1,138
Peabody Energy Corporation, 1st Lien
5.377%, VAR LIBOR+3.500%, 03/31/22		157	157

Total Metals & Mining			4,272

Metals/Minerals [0.3%]
Atlas Iron Limited, 1st Lien
9.207%, VAR LIBOR+7.330%, 05/06/21		39	37

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Blackhawk Mining, Term Loan B, 1st Lien
10.890%, VAR LIBOR+9.500%, 02/14/22		$1,653	$1,432
Consol Energy, Term Loan B, 1st Lien
7.990%, 10/31/22(F)		434	445
Coronado Coal LLC, Term Loan B, 1st Lien
8.693%, 06/01/23(F)		—	—
Coronado, Term Loan B, 1st Lien
8.802%, 03/21/25		1,375	1,354
Coronado, Term Loan C, 1st Lien
8.802%, 03/21/25		375	369
Global Brass and Copper, Term Loan B, 1st Lien
5.188%, 06/16/23(F)		415	417
Metinvest, 1st Lien
5.968%, 06/30/21(E)		5,697	5,583

Total Metals/Minerals			9,637

Mining [0.1%]
Samarco Mineracao, 1st Lien
0.000%(G)		5,000	3,500

Oil & Gas [0.3%]
BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.039%, VAR LIBOR+4.250%, 06/24/24		1,007	1,012
Blackbrush Oil, 1st Lien
10.060%, 01/26/24		1,125	1,103
California Resources, 1st Lien
12.229%, VAR LIBOR+10.375%, 12/31/21		790	891
Energy Transfer Equity, L.P., Refinanced Loan, 1st Lien
3.854%, VAR LIBOR+2.000%, 02/02/24		2,616	2,609
Gavilan Resources, LLC, Initial Term Loan, 2nd Lien
7.786%, VAR LIBOR+6.000%, 03/01/24		1,095	1,096
Summit Midstream Partners Holdings, LLC, Term Loan Credit Facility, 1st Lien
7.877%, VAR LIBOR+6.000%, 05/13/22		1,804	1,822
Traverse Midstream Partners LLC, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/24		675	678
Ultra Resources, Inc., Loan, 1st Lien
4.765%, VAR LIBOR+3.000%, 04/12/24		195	193
Woodford Express, Term Loan B, 1st Lien
6.877%, 01/17/25		530	521

Total Oil & Gas			9,925

Personal Services [0.2%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.250%, 04/11/23(F)	EUR	1,500	1,849
Petvet Care, 2nd Lien
8.027%, 01/30/26		40	40
Petvet Care, Delayed Term Loan, 1st Lien
0.000%, 01/31/25(G)		153	152
Petvet Care, Term Loan B, 1st Lien
4.527%, 01/31/25		522	515
Power Borrower, LLC, 1st Lien
5.552%, 03/06/25		745	744
Spin Hold (Coinmach), Term Loan B-1, Cov-Lite, 1st Lien
3.700%, VAR LIBOR+3.750%, 11/14/22		332	334
Weight Watchers International, Initial Term Loan, 1st Lien
6.450%, VAR LIBOR+4.750%, 11/29/24		1,634	1,652

Total Personal Services			5,286

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Printing & Publishing [0.1%]
Learfield Communications, 1st Lien
5.130%, VAR LIBOR+3.250%, 12/01/23		$247	$249
Merrill Communications LLC, 1st Lien
7.022%, VAR LIBOR+5.250%, 06/01/22		1,017	1,025
Springer Science, 1st Lien
3.750%, 08/14/22(F)	EUR	1,975	2,429

Total Printing & Publishing			3,703

Printing, Publishing and Broadcasting [0.0%]
Meredith Corporation, Term Loan B, 1st Lien
4.877%, 01/17/25(F)		1,130	1,136

Professional & Business Services [0.6%]
Change Healthcare Holdings, Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/01/24		5,282	5,293
EAB Global, Inc., Cov-Lite, 1st Lien
5.484%, VAR LIBOR+3.750%, 09/27/24		580	580
FinCo I LLC, Initial Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 07/14/22		1,140	1,151
INC Research Holdings, Inc., Cov-Lite, Initial Term B Loan, 1st Lien
4.127%, VAR LIBOR+2.250%, 08/01/24		1,230	1,234
Inmar, Inc., Initial Term Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 04/25/24		591	593
LPL Holdings, Inc., Tranche B Term Loan, 1st Lien
4.641%, VAR LIBOR+2.250%, 09/23/24		249	249
Monitronics International, Inc., Term Loan B-2, 1st Lien
7.802%, VAR LIBOR+5.500%, 09/30/22		150	145
Nielsen Finance LLC (VNU, Inc.), Class B-4, Term Loan, 1st Lien
3.718%, VAR LIBOR+2.000%, 10/04/23		591	592
PrePaid Legal Services, 2nd Lien
10.877%, VAR LIBOR+9.000%, 07/01/20		125	125
Prime Security Services, Term Loan B-1, 1st Lien
4.627%, VAR LIBOR+2.750%, 05/02/22		868	872
Quintiles IMS, Term Loan B-1, 1st Lien
4.302%, VAR LIBOR+2.000%, 03/07/24		389	391
Quintiles IMS, Term Loan B-2, Cov-Lite, 1st Lien
4.302%, VAR LIBOR+2.000%, 01/14/25		433	435
Russell Investments, Term Loan B, 1st Lien
5.943%, VAR LIBOR+4.250%, 06/01/23		960	962
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/06/24		1,470	1,403
TKC Holdings, Inc., Initial Term Loan, 1st Lien
6.030%, VAR LIBOR+4.250%, 01/31/23		465	469
TKC Holdings, Inc., Initial Term Loan, 2nd Lien
9.780%, VAR LIBOR+8.000%, 02/01/24		190	191

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Trans Union LLC, 2017 Replacement Term Loan B-3, 1st Lien
3.877%, VAR LIBOR+2.000%, 04/10/23		$552	$552
USIC Holdings, Inc., Term Loan B, 1st Lien
5.802%, VAR LIBOR+3.500%, 12/08/23		281	284
Vantiv, LLC (fka Fifth Third Processing Solutions, LLC), New Term Loan B-4, 1st Lien
3.777%, VAR LIBOR+2.000%, 08/09/24		795	799
West Corporation, Incremental Term Loan B, 1st Lien
0.000%, 10/10/24(G)		525	525
West Corporation, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 10/10/24		938	946
Xerox Business Services (Conduent), Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 12/07/23		822	824

Total Professional & Business Services			18,615

Publishing [0.1%]
Infinitas, Facility B3, 1st Lien
3.750%, 05/03/24(F)	EUR	2,000	2,441

Real Estate [0.4%]
ASP MCS Acquisition Corp., Initial Term Loan, 1st Lien
6.627%, VAR LIBOR+4.750%, 05/20/24		521	527
Capital Automotive LP, 2nd Lien
7.650%, VAR LIBOR+6.000%, 03/21/25		5,222	5,264
Capital Automotive LP, Term Loan B, 1st Lien
4.150%, VAR LIBOR+2.500%, 03/21/24		2,311	2,317
Flamingo LUX II, Senior Facility B3, 1st Lien
3.500%, 09/07/23(F)	EUR	1,482	1,821
Iron Mountain Inc., Term Loan, 1st Lien
3.622%, 12/22/25		765	762
Realogy, Term Loan A, 1st Lien
3.711%, 02/08/23		750	750

Total Real Estate			11,441

Retail [0.5%]
Ascena Retail Group, Tranche B Term Loan, 1st Lien
6.438%, VAR LIBOR+4.500%, 08/21/22		735	645
Belk, 1st Lien
6.458%, VAR LIBOR+4.750%, 12/12/22		886	766
Dollar Tree, Fixed Term Loan B-2, 1st Lien
4.250%, 07/06/22(F)		4,615	4,630
Hudson's Bay, Term Loan B, 1st Lien
5.127%, VAR LIBOR+3.250%, 09/30/22		2,400	2,310
JC Penney, Term Loan B, 1st Lien
6.234%, VAR LIBOR+4.250%, 06/23/23		1,445	1,404
Men's Wearhouse, Term Loan B, 1st Lien
5.188%, VAR LIBOR+3.500%, 06/18/21		191	192
Men's Wearhouse, Term Loan B1, 1st Lien
4.938%, 06/18/21(F)		915	914

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Toys R Us Property, Initial Term Loan, 1st Lien
6.877%, VAR LIBOR+5.000%, 08/21/19		$2,667	$2,188
Toys R Us-Delaware, Term Loan B-2, 1st Lien
7.500%, 05/25/18(B)		1,536	499
Toys R Us-Delaware, Term Loan B-3, 1st Lien
7.500%, 05/25/18(B) (F)		89	29
Toys R Us-Delaware, Term Loan B4, 1st Lien
12.250%, 04/24/20(B) (F)		1,035	405

Total Retail			13,982

Retail Food & Drug [0.1%]
Albertsons, LLC, 2017-1 Term Loan B-4, 1st Lien
4.627%, VAR LIBOR+2.750%, 08/25/21		651	641
Albertsons, LLC, 2017-1 Term Loan B-6, 1st Lien
4.956%, VAR LIBOR+3.000%, 06/22/23		2,502	2,468
Supervalu Inc., 1st Lien
5.148%, VAR LIBOR+3.500%, 06/08/24		209	206
Supervalu Inc., Cov-Lite, Term Loan B, 1st Lien
5.377%, VAR LIBOR+3.500%, 06/08/24		348	343

Total Retail Food & Drug			3,658

Retailers (other than food/drug) [0.2%]
AS Adventure, Additional Facility (GBP), 1st Lien
5.617%, 04/14/22(F)	GBP	1,000	1,361
AS Adventure, Facility B, 1st Lien
5.000%, 04/14/22(F)	EUR	2,000	2,415
MRH (GB) Limited, 1st Lien
3.000%, 12/14/23(F)	EUR	1,000	1,229

Total Retailers (other than food/drug)			5,005

Retailing [0.4%]
ABC Supply, Cov-Lite, Term Loan B, 1st Lien
0.000%, 10/31/23(G)		565	565
Action Holding B.V. (fka Peer Holdings B.V.), Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 02/25/22	EUR	1,000	1,223
Bass Pro Group, Term Loan B, 1st Lien
6.877%, VAR LIBOR+5.000%, 09/25/24		1,238	1,226
Burger King (1011778 B.C. / New Red), Term Loan B-3, 1st Lien
4.127%, VAR LIBOR+2.250%, 02/16/24		4,476	4,477
J. Crew Group, Inc., Amended Loan, 1st Lien
5.097%, VAR LIBOR+3.220%, 03/05/21		828	596
New Arclin, 1st Lien
5.802%, 02/14/24		540	544
NPC International, 2nd Lien
9.377%, VAR LIBOR+7.500%, 03/28/25		115	117
NPC International, Inc., Initial Term Loan, 1st Lien
5.154%, VAR LIBOR+3.500%, 03/29/24		318	322
Petsmart (fka Argos Merger), Term Loan B, 1st Lien
4.680%, VAR LIBOR+3.000%, 03/11/22		437	349
Staples, Inc., 1st Lien
5.787%, VAR LIBOR+4.000%, 09/12/24		713	706
Tacala Investment Corp., Initial Term Loan, Cov-Lite, 1st Lien
8.664%, 01/26/26		155	158
4.914%, 01/26/25(F)		225	226

Total Retailing			10,509

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)

Securities & Trusts [0.2%]
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
4.302%, VAR LIBOR+2.000%, 03/27/23		$3,758	$3,774
RPI Finance Trust, Term A-3 Term Loan, 1st Lien
4.052%, VAR LIBOR+1.750%, 10/14/21		579	579

Total Securities & Trusts			4,353

Service [0.4%]
American Teleconferencing Services, Term Loan B, 1st Lien
8.291%, 12/08/21(F)		265	264
Bright Bidco B.V., 1st Lien
5.802%, 06/30/24		1,414	1,434
CH Guenther, Cov-Lite, Term Loan B, 1st Lien
0.000%, 03/21/25(G)		190	190
CPA Global (Capri - Redtop), 1st Lien
5.022%, 10/04/24(F)		360	360
Evertec Group, LLC, Term Loan A, 1st Lien
4.027%, 04/17/18(F)		29	28
Exela, Term Loan B, 1st Lien
9.571%, VAR LIBOR+7.500%, 06/30/23(G)		627	631
FleetCor Technologies, Term Loan B, Cov-Lite, 1st Lien
3.877%, 07/26/24(F)		716	718
GFL Environmental, Term Loan B, Cov-Lite, 1st Lien
4.443%, 09/27/23(F)		399	400
Global Payments, 1st Lien
3.627%, 07/31/20(F)		1,141	1,142
Invictus, Term Loan, 1st Lien
0.000%, 02/14/25(G)		225	227
Invictus, Term Loan, 2nd Lien
8.627%, 02/13/26		75	76
iQor US, Term Loan B, 1st Lien
6.695%, VAR LIBOR+5.000%, 04/01/21		1,649	1,650
LS Deco LLC (Leighton), Term Loan B, 1st Lien
5.802%, 05/21/22(F)		269	272
Sedgwick, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/01/21		1,856	1,854
Sedgwick, 2nd Lien
7.734%, 02/28/22(F)		925	928
7.627%, VAR LIBOR+5.750%, 02/28/22		1,075	1,078
Sutherland Global Services, 1st Lien
7.677%, 04/23/21(F)		400	381
7.677%, VAR LIBOR+5.375%, 04/23/21		1,718	1,637

Total Service			13,270

Shipping & Ship Building [0.0%]
Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien
7.080%, VAR LIBOR+5.000%, 09/14/20		1,174	1,182

Software [0.0%]
GlobalLogic, Term Loan B, 1st Lien
5.443%, 06/20/22		442	444

Sovereign [0.1%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(E) (H)	CHF	1,633	1,598

Steel [0.1%]
Atkore International, 1st Lien
5.060%, VAR LIBOR+3.000%, 12/22/23		1,689	1,699

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 08/23/23		$816	$826
Zekelman Industries (fka JMC Steel), Term Loan B, 1st Lien
4.999%, VAR LIBOR+2.750%, 06/14/21		654	657

Total Steel			3,182

Telecommunications [1.0%]
CenturyLink, Inc., Initial Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 01/31/25		6,439	6,327
Cologix, 2nd Lien
8.648%, VAR LIBOR+7.000%, 03/14/25		100	101
Coral-US Co-Borrower LLC, Additional Term B-4 Loan, 1st Lien
5.127%, 02/02/26(F)		3,415	3,424
Eircom Finco S.a r.l., Facility B, 1st Lien
3.250%, 04/19/24(F)	EUR	2,500	3,070
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 05/16/24		382	383
Interoute Finco PLC, Facility B, 1st Lien
3.250%, 11/14/23(F) (G)	EUR	2,000	2,458
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien
4.111%, VAR LIBOR+2.250%, 02/22/24		6,970	6,982
NeuStar, Inc., Cov-Lite, Term Loan B-4, 1st Lien
5.377%, 08/08/24		628	630
NeuStar, Inc., Initial Term Loan, 2nd Lien
9.672%, VAR LIBOR+8.000%, 02/28/25		295	297
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.438%, VAR LIBOR+2.500%, 02/02/24		1,956	1,955
WideOpenWest Finance, LLC, Eighth Amendment, Term Loan B, 1st Lien
5.104%, VAR LIBOR+3.250%, 08/18/23		2,931	2,863

Total Telecommunications			28,490

Textile & Apparel Mfg. [0.1%]
Vivarte, Term Loan, 1st Lien
4.000%, 10/29/19(F)	EUR	1,148	1,273

Transportation [0.4%]
Commercial Barge Line, Term Loan B, 1st Lien
10.627%, VAR LIBOR+8.750%, 11/12/20(E)		500	295
Daseke, 1st Lien
6.648%, VAR LIBOR+5.000%, 02/27/24		1,028	1,032
Federal-Mogul, Term Loan C, 1st Lien
5.530%, VAR LIBOR+3.750%, 04/15/21		2,969	2,987
Harvey Gulf Int'l Marine, Term Loan A, 1st Lien
8.000%, 06/18/18(B) (E)		1,384	592
Harvey Gulf Int'l Marine, Term Loan B, 1st Lien
8.250%, 06/18/20(B) (E)		800	338
International Seaways, Term Loan B, 1st Lien
7.150%, 05/30/22(F)		469	466
Navios Maritime Midstream Partners LP, 1st Lien
6.710%, 06/15/20(F)		562	560

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
OSG Bulk Ships, Initial Term Loan, 1st Lien
6.040%, VAR LIBOR+4.250%, 08/05/19		$692	$664
PS Logistics, 1st Lien
7.339%, 03/06/25		155	156
Sage Automotive Holdings (Clearlake), 1st Lien
6.877%, 11/04/22(F)		1,208	1,216
Superior Industries, Term Loan B, 1st Lien
6.377%, 03/22/24(F)		809	816
Transplace Holdings, Term Loan B, 1st Lien
5.961%, 09/29/24(F)		599	600
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
2.500%, 03/07/25(F)		395	396
Wabash National, Term Loan B, 1st Lien
4.080%, 03/18/22(F)		1,333	1,337

Total Transportation			11,455

Utilities [1.1%]
Aes Corp, Cov-Lite, Term Loan B, 1st Lien
3.944%, VAR LIBOR+2.000%, 05/24/22		728	728
0.000%, 05/24/22		1,170	1,170
Atlantic Power, Term Loan B, 1st Lien
5.377%, VAR LIBOR+3.500%, 04/13/23		348	350
Bronco Midstream Funding, LLC, Term Loan B, 1st Lien
5.873%, 08/15/20(F)		2,033	2,052
Calpine Construction, Term Loan B, Cov-Lite, 1st Lien
4.377%, 01/31/25(F)		698	700
Calpine Corporation, Term Loan B, Cov-Lite, 1st Lien
4.810%, VAR LIBOR+2.750%, 01/15/23		373	374
Calpine, Term Loan B-5, 1st Lien
4.810%, VAR LIBOR+2.750%, 01/15/24		1,003	1,003
Calpine, Term Loan B-7, 1st Lien
4.810%, VAR LIBOR+2.750%, 05/31/23		472	473
Calpine, Term Loan B-8, 1st Lien
3.630%, VAR LIBOR+1.750%, 12/31/19		188	188
Dynegy, Tranche C-2 Term Loan, 1st Lien
4.604%, 02/07/24(F)		2,469	2,483
Eastern Power, LLC (TPF II), 1st Lien
5.627%, VAR LIBOR+3.750%, 10/02/23		1,275	1,294
Empire Generating, LLC, Term Loan B, 1st Lien
6.030%, VAR LIBOR+4.250%, 03/12/21		1,747	1,437
Empire Generating, LLC, Term Loan C, 1st Lien
6.030%, VAR LIBOR+4.250%, 03/12/21		173	143
Helix Gen Funding, LLC, 1st Lien
5.627%, VAR LIBOR+3.750%, 06/03/24		287	288
Longview Power, Term Loan B, 1st Lien
7.780%, 04/13/21(F)		2,059	1,692
Morrison Utility Services, Term Loan B, 1st Lien
5.524%, 09/20/23(F)	EUR	3,000	4,209
Motor Fuel Group, Term Loan B, Cov-Lite, 1st Lien
5.021%, 07/18/22(F)	GBP	2,000	2,801
MRP Generation Holdings, LLC (TPF), Term Loan B, 1st Lien
9.302%, VAR LIBOR+7.000%, 10/18/22(E) (H)		1,596	1,538

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
NRG Energy, Term Loan B, 1st Lien
3.943%, VAR LIBOR+2.250%, 06/30/23		$3,860	$3,865
Talen Energy Supply, LLC, Initial Term Loan, 1st Lien
5.877%, VAR LIBOR+4.000%, 04/15/24		2,546	2,497
Talen Energy Supply, LLC, Term B-1 Loan, 1st Lien
5.877%, VAR LIBOR+4.000%, 07/15/23		541	529
Vistra Operations LLC, 1st Lien
4.058%, VAR LIBOR+2.750%, 12/14/23		607	611
4.377%, VAR LIBOR+2.750%, 08/04/23		2,190	2,203
Vistra Operations LLC, Term Loan C
4.377%, VAR LIBOR+2.750%, 08/04/23		389	391
Viva Alamo LLC, Term Loan B, 1st Lien
6.010%, VAR LIBOR+4.250%, 02/22/21		138	137

Total Utilities			33,156

Total Loan Participations
(Cost $810,467)			820,674

Sovereign Debt [11.5%]
Provincia de Buenos Aires
9.375%, 09/14/18		100	103
Argentina Bonar Bonds
26.164%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	103
25.420%, VAR 30-35d Argentina BADLAR Private Banks+2.500%, 03/11/19	ARS	2,100	108
24.949%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	23,770	1,209
Argentina Paris Club
3.000%, 05/30/21(E)	CHF	5,984	6,049
Argentina POM Politica Monetaria
27.250%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/20	ARS	105,700	5,552
Argentine Bonos del Tesoro
21.200%, 09/19/18	ARS	2,100	103
Argentine Republic Government International Bond
10.250%, 12/31/49(B) (E)	EUR	12	17
10.000%, 12/31/49(B) (E)	EUR	1,401	1,856
9.500%, 12/31/49(B) (E)	EUR	27	37
9.000%, 12/31/49(B) (E)	EUR	15	21
8.750%, 12/31/49(B) (E)	EUR	30	33
8.500%, 12/31/49(B) (E)	EUR	664	802
8.125%, 12/31/49(B) (E)	EUR	204	245
8.000%, 12/31/49(B) (E)	EUR	2,512	2,276
7.820%, 12/31/33	EUR	3,440	4,731
7.625%, 12/31/49(B) (E)	EUR	13	14
7.500%, 12/31/49(B) (E)	EUR	52	42
7.125%, 12/31/49(B) (E)	EUR	97	106
7.000%, 12/31/49(B) (E)	EUR	141	173
6.250%, 04/22/19		1,000	1,027
5.870%, 03/31/23(B) (E)	EUR	28	41
0.000%, 12/15/35(D) (F)		48,000	4,024
0.000%, 12/31/49(B) (E)	EUR	95	85
Bank of Thailand Bill
1.129%, 09/27/18(D)	THB	47,765	1,519
Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/35	CLP	1,965,000	3,277
Brazil Letras do Tesouro Nacional
6.938%, 01/01/20(D)	BRL	19,002	5,111
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/22	BRL	10,154	10,201
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	41,950	13,247
10.000%, 01/01/25	BRL	26,554	8,318
10.000%, 01/01/27	BRL	25,760	8,018
Colombian TES

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
11.000%, 07/24/20	COP	1,075,000	$433
10.000%, 07/24/24	COP	240,000	103
7.750%, 09/18/30	COP	1,480,000	577
7.000%, 05/04/22	COP	29,400,000	11,041
7.000%, 06/30/32	COP	4,530,000	1,637
Egyptian Paris Club
5.056%, 01/01/21(E) (H)		7	5
Hungary Government Bond
7.500%, 11/12/20	HUF	241,410	1,122
7.000%, 06/24/22	HUF	306,560	1,499
5.500%, 06/24/25	HUF	650,500	3,169
3.000%, 06/26/24	HUF	645,430	2,737
1.750%, 10/26/22	HUF	134,640	543
Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	461
11.000%, 11/15/20	IDR	2,854,000	233
10.500%, 08/15/30	IDR	6,724,000	619
9.000%, 03/15/29	IDR	42,821,000	3,559
8.750%, 05/15/31	IDR	20,214,000	1,657
8.375%, 03/15/24	IDR	59,428,000	4,716
8.375%, 09/15/26	IDR	27,024,000	2,167
8.375%, 03/15/34	IDR	46,836,000	3,691
8.250%, 07/15/21	IDR	39,969,000	3,099
8.250%, 05/15/36	IDR	8,460,000	662
7.500%, 08/15/32	IDR	33,222,000	2,476
7.500%, 05/15/38	IDR	23,662,000	1,739
7.000%, 05/15/22	IDR	3,674,000	277
7.000%, 05/15/27	IDR	18,582,000	1,372
6.625%, 05/15/33	IDR	12,207,000	865
6.125%, 05/15/28	IDR	42,062,000	2,941
5.625%, 05/15/23	IDR	16,910,000	1,210
Ivory Coast Government International Bond
5.750%, 12/31/32		55	53
Kenya Government International Bond
5.875%, 06/24/19		5,000	5,128
Malaysia Government Bond
4.498%, 04/15/30	MYR	3,019	792
4.378%, 11/29/19	MYR	1,861	489
4.232%, 06/30/31	MYR	1,517	387
4.181%, 07/15/24	MYR	7,293	1,914
3.955%, 09/15/25	MYR	5,198	1,344
3.882%, 03/10/22	MYR	10,475	2,740
3.844%, 04/15/33	MYR	4,361	1,054
3.795%, 09/30/22	MYR	2,720	705
3.654%, 10/31/19	MYR	1,950	507
3.620%, 11/30/21	MYR	8,360	2,174
3.492%, 03/31/20	MYR	4,655	1,205
3.480%, 03/15/23	MYR	1,645	420
3.418%, 08/15/22	MYR	7,537	1,926
Mexican Bonos
10.000%, 12/05/24	MXN	331,210	20,900
8.000%, 12/07/23	MXN	27,980	1,595
6.500%, 06/10/21	MXN	137,740	7,420
6.500%, 06/09/22	MXN	268,640	14,393
5.750%, 03/05/26	MXN	152,690	7,626
Mexican Udibonos
4.000%, 06/13/19	MXN	23,056	1,261
Nigeria Government International Bond
5.125%, 07/12/18		1,000	1,001
Pakistan Government International Bond
7.250%, 04/15/19		19,902	20,265
Peru Government Bond
6.150%, 08/12/32(A)	PEN	1,969	671
Peruvian Government International Bond
6.950%, 08/12/31	PEN	5,323	1,943
6.900%, 08/12/37	PEN	1,094	390
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	211
4.950%, 01/15/21	PHP	5,000	98
3.900%, 11/26/22	PHP	20,000	374
Province of Salta Argentina
9.500%, 03/16/22		1,348	1,402
Provincia de Buenos Aires
5.750%, 06/15/19		5,000	5,100
4.000%, 05/01/20(B) (C)	EUR	403	480
Provincia de Mendoza Argentina
5.500%, 09/04/18		38	38
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	10,874	3,252
2.750%, 08/25/23	PLN	358	138
2.500%, 07/25/26	PLN	11,303	3,178
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	113,775	11,110
9.000%, 01/31/40	ZAR	28,484	2,432
8.750%, 01/31/44	ZAR	24,489	2,033
8.750%, 02/28/48	ZAR	45,853	3,829
8.500%, 01/31/37	ZAR	26,933	2,213
8.250%, 03/31/32	ZAR	19,908	1,650
8.000%, 01/31/30	ZAR	70,582	5,800
7.750%, 02/28/23	ZAR	62,589	5,370
7.000%, 02/28/31	ZAR	81,497	6,112

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
6.500%, 02/28/41	ZAR	33,116	$2,161
6.250%, 03/31/36	ZAR	4,334	285
Romania Government Bond
5.800%, 07/26/27	RON	2,520	728
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	148,144	2,901
7.750%, 09/16/26	RUB	241,056	4,448
7.700%, 03/23/33	RUB	97,561	1,778
7.600%, 04/14/21	RUB	37,347	674
7.500%, 08/18/21	RUB	304,651	5,493
7.400%, 12/07/22	RUB	124,370	2,257
7.100%, 10/16/24	RUB	114,016	2,038
7.000%, 01/25/23	RUB	44,562	798
6.400%, 05/27/20	RUB	44,907	787
Sri Lanka Government International Bond
6.000%, 01/14/19		1,700	1,730
Thailand Government Bond
3.875%, 06/13/19	THB	49,484	1,631
3.850%, 12/12/25	THB	24,957	885
3.650%, 06/20/31	THB	40,892	1,410
3.625%, 06/16/23	THB	51,850	1,799
3.400%, 06/17/36	THB	46,939	1,543
2.875%, 06/17/46	THB	26,154	765
2.125%, 12/17/26	THB	30,991	967
2.000%, 12/17/22	THB	127,535	4,110
1.250%, 03/12/28	THB	24,668	789
1.200%, 07/14/21	THB	6,700	231
Turkey Government Bond
11.000%, 02/24/27	TRY	10,553	2,464
10.700%, 02/17/21	TRY	2,929	690
10.700%, 08/17/22	TRY	6,750	1,567
10.500%, 08/11/27	TRY	4,356	995
10.400%, 03/20/24	TRY	1,295	297
9.500%, 01/12/22	TRY	3,241	728
8.800%, 09/27/23	TRY	5,017	1,066
8.500%, 09/14/22	TRY	3,395	729
7.100%, 03/08/23	TRY	13,090	2,625
3.000%, 02/23/22	TRY	4,900	2,045
Turkey Government International Bond
7.000%, 03/11/19		3,000	3,098
Venezuela Government International Bond
11.750%, 10/21/26(B)		6,000	1,954

Total Sovereign Debt
(Cost $333,797)			344,647

Description	Acquisition Cost (000)	Value (000)

Life Settlement Contracts [5.1%](E) (H) (I) (J)
American General Life #460L,
Acquired 05/30/2014*	$303	$620
American General Life #508L,
Acquired 05/30/2014*	2,595	2,934
American General Life #542L,
Acquired 07/30/2015*	83	336
American General Life #634L,
Acquired 05/30/2014*	530	2,706
American General Life #906L,
Acquired 07/30/2015*	479	2,774
American General Life #964L,
Acquired 07/30/2015*	1,459	1,962
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	10,235
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	4,219
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	669
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,932
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,723
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	2,198
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,788
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	—
Genworth Life and Annuity #6473,
Acquired 10/19/2016*	740	1,296
Guardian Insurance #0346,
Acquired 11/04/2013*	646	3,356
Hartford Life #4700,
Acquired 11/24/2015*	81	118
Hartford Life #7522,
Acquired 11/24/2015*	805	2,259
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	4,502
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,994
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	5,974

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)	Value (000)
ING Reliastar #4842,
Acquired 11/20/2013*	$921	$4,113
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,953
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,771
John Hancock #0801,
Acquired 05/30/2014*	1,564	2,056
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,798
John Hancock #5072,
Acquired 05/30/2014*	1,409	2,490
John Hancock #5080,
Acquired 11/19/2013*	313	2,466
John Hancock #5885,
Acquired 05/30/2014*	894	1,611
John Hancock #6686,
Acquired 05/30/2014*	3,035	3,229
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,851
Lincoln National #0019,
Acquired 09/18/2015*	2,460	5,195
Lincoln National #4654,
Acquired 05/30/2014*	721	717
Lincoln National #4754,
Acquired 09/18/2015*	1,029	4,363
Lincoln National #4754,
Acquired 09/18/2015*	610	3,067
Lincoln National #5658,
Acquired 09/18/2015*	329	1,216
Lincoln National #7099,
Acquired 09/18/2015*	1,254	3,087
Lincoln National #8558,
Acquired 09/18/2015*	1,659	3,622
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	5,338
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,614
Mass Mutual #5681,
Acquired 11/05/2013*	288	2,471
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	472
Mass Mutual #6620,
Acquired 11/05/2013*	222	725
Met Life #8MLU,
Acquired 05/30/2014*	1,413	2,033
Pacific Life #7850,
Acquired 05/30/2014*	550	986

Description	Acquisition Cost (000)/ Face Amount (000)(1)		Value (000)
Penn Life #8183,
Acquired 10/18/2016*		$46	$110
Penn Mutual #3106,
Acquired 05/30/2014*		1,294	1,596
Phoenix Life #5555,
Acquired 05/30/2014*		3,946	5,683
Phoenix Life #5715,
Acquired 10/18/2016*		570	1,984
Phoenix Life #6157,
Acquired 10/18/2016*		569	2,019
Phoenix Life #6161,
Acquired 05/30/2014*		3,472	8,687
Phoenix Life #8499,
Acquired 05/30/2014*		756	1,154
Phoenix Life #8509,
Acquired 05/30/2014*		761	1,154
Principal Financial #6653,
Acquired 10/30/2013*		306	1,621
Prudential #5978,
Acquired 10/02/2015*		372	1,540
Security Mutual Life #5380,
Acquired 10/30/2013*		410	404
Transamerica #1708,
Acquired 10/28/2013*		957	2,678
Transamerica #3426,
Acquired 11/12/2013*		274	526
Transamerica #8205,
Acquired 10/28/2013*		714	1,918
Union Central Life #4500,
Acquired 10/30/2013*		790	4,051

Total Life Settlement Contracts
(Cost $80,171)			152,964

Mortgage-Backed Securities [3.7%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,000	1,225
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,813
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	$1,173

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
BABSN, Ser 2015-IA
7.229%, 01/20/31		$4,000	$4,000
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,501
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	6,152
Blackrock European CLO, Ser 2018-1X
6.600%, 03/15/31		1,750	2,153
4.420%, 03/15/31		3,000	3,618
BlueMountain EUR CLO DAC, Ser 2018-1X, Cl CR
0.000%, VAR Euribor 3 Month+1.600%, 04/25/32	EUR	4,000	4,922
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
3.611%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	4,491
CRNPT, Ser 2018-4A
5.025%, 04/20/31		3,000	2,962
4.175%, 04/20/31		2,750	2,750
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	4,614
GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,799
Greywolf CLO V, Ser 2018-1A, Cl BR
3.745%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	4,006
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	3,026
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,955
Mountain View CLO XIV
0.000%, #(E)		$10,000	10,000
Oak Hill European Credit Partners IV DAC, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,691
OAK Hill European Credit Partners V DAC, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,354
OZLM XXII, Ser 2018-22A, Cl B
3.515%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,495
OZLM XXII, Ser 2018-22A, Cl D
7.015%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,781
Parallel, Ser 2018-1A, Cl C
4.847%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,995
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.922%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,666
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	3,384
Trinitas CLO III, Ser 2018-3A, Cl CR
3.616%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,992
Venture CDO, Ser 2018-31A
4.262%, 04/20/31		4,000	4,000
VIBR, Ser 2018-8A
7.863%, 01/20/31		2,000	1,992

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
0.000%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	$3,076
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
0.000%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,784
Z Capital Credit Partners CLO 2015-1, Ser 2018-1A, Cl DR
4.822%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)		$4,000	4,028
Zais CLO 8, Ser 2018-1A, Cl C
3.875%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)		4,000	4,000

Total Mortgage-Backed Securities
(Cost $111,229)			111,398

Closed-End Fund [0.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund*(E)		1,701,264	15,379

Total Closed-End Fund
(Cost $17,271)			15,379

Convertible Bonds [0.4%]
Coal Mining [0.0%]
New World Resources
4.000% cash/0% PIK, 10/07/20(B) (E)	EUR	380	—

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18(E)		1,000	200

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(B) (E)		1,500	15

Petroleum & Fuel Products [0.4%]
Dana Gas Sukuk
9.000%, 12/31/49(B)		9,862	8,728
7.000%, 12/31/49(B)		2,298	2,005

Total Petroleum & Fuel Products			10,733

Total Convertible Bonds
(Cost $13,686)			10,948

Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP *(E)		1	10,679

Total Limited Partnership
(Cost $10,000)			10,679

Common Stock [0.3%]
Energy [0.0%]
Lone Pine Resource *(E)		9,355	—
Templar Energy, Cl A *		105,419	105

Total Energy			105

Financial Services [0.0%]
Aretec Group *		3,419	205

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *		68,920	775

Metals & Mining [0.0%]
New World Resources, Cl A *(E)		44,276,198	93

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *		2,879,160	5,252
Savannah Petroleum *(E)		4,307,451	1,713

Total Oil, Gas & Consumable Fuels			6,965

Services [0.0%]
A’ayan Leasing & Investment KSCP *(E)		1,169,438	79
Astana Finance *		208,618	—

Total Services			79

Software [0.1%]
Avaya Holdings *		$63,517	$1,423

Total Common Stock
(Cost $8,841)			9,645

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants/ Face Amount (000)(1)	Value (000)
Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001*(E)	$49,000	$3,749

Total Warrant
(Cost $6,407)		3,749

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 12/31/49(E) (H) (J)	4,438	151

Total Asset-Backed Security
(Cost $4,438)		151

Repurchase Agreement [2.0%]
Barclays (K)
1.780%, dated 03/29/18, repurchased on 04/02/18, repurchase price $60,011,867 (collateralized by various U.S. Government obligations, par values ranging from $100 to $33,268,100, 0.000% to 3.625%, 05/03/18 to 11/15/46; with a total market value $61,200,000)	60,000	60,000

Total Repurchase Agreement
(Cost $60,000)		60,000

Short-Term Investment** [4.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	136,240,098	136,240

Total Short-Term Investment
(Cost $136,240)		136,240

Total Investments [100.2%]
(Cost $2,934,152)		$3,006,015

Percentages are based on Net Assets of $2,999,782 (000).

Amounts designated as “—” are $0 or have been rounded to $0.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
#	No maturity date available.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $376,536 (000), representing 12.6% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Step Bond — The rate reported is the rate in effect on March 31, 2018. The coupon on a step bond changes on a specific date.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	Security is considered illiquid. The total market value of such security as of March 31, 2018 was $252,454 (000) and represented 8.4% of the net assets of the Fund.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan; Interest rate may not be available.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	Security is considered restricted. The total market value of such securities as of March 31, 2018 was $152,964 (000) and represented 5.1% of the net assets of the Fund.
(J)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2018 was $153,115 (000) and represented 5.1% of the net assets of the Fund.
(K)	Tri-Party Repurchase Agreement.
(L)	Maturity date is 6/5/2115.

ARS — Argentine Peso

BRL — Brazilian Real

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound Sterling

GDP — Gross Domestic Product

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SPE — Special Purpose Entity

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

USD — United States Dollar

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
BNP Paribas	04/18/18	USD	488	EGP	8,973	$18
BNP Paribas	05/31/18 - 06/29/18	USD	2,996	ARS	63,673	36
BNP Paribas	04/27/18	USD	1,315	ARS	26,445	(20)
BNP Paribas	04/30/18	USD	291	PHP	15,114	(2)
BNP Paribas	04/30/18	USD	752	IDR	10,095,434	(18)
BNP Paribas	04/30/18	USD	1,253	TRY	4,832	(39)
BNP Paribas	04/30/18	USD	2,558	PEN	8,251	(5)
BNP Paribas	04/30/18	USD	7,037	CZK	150,132	246
BNP Paribas	04/30/18	USD	311	CZK	6,292	(6)
BNP Paribas	04/30/18 - 05/31/18	ZAR	84,426	USD	7,151	59
BNP Paribas	04/30/18	MXN	120,414	USD	6,459	(134)
BNP Paribas	04/30/18	PHP	121,665	USD	2,317	(5)
BNP Paribas	08/31/18	USD	893	PLN	3,067	6
BNP Paribas	05/30/18	USD	8,076	PLN	26,772	(247)
BNP Paribas	05/31/18	USD	648	THB	20,239	1
BNP Paribas	05/31/18	USD	1,190	THB	37,144	—
BNP Paribas	05/31/18	USD	2,322	HUF	585,746	(6)
BNP Paribas	05/31/18	USD	3,058	INR	200,737	5
BT Brokerage	05/03/18	USD	620	BRL	2,063	3
BT Brokerage	04/03/18	USD	14,773	BRL	48,722	(18)
BT Brokerage	04/03/18 - 05/03/18	BRL	111,282	USD	33,883	215
BT Brokerage	04/27/18	USD	185	RUB	10,452	(3)
BT Brokerage	04/30/18	USD	872	THB	27,269	1
BT Brokerage	04/30/18	USD	1,038	IDR	14,147,940	(9)
BT Brokerage	04/30/18	USD	2,940	PHP	152,421	(30)
BT Brokerage	04/30/18	IDR	44,841,856	USD	3,323	63
Credit Suisse First Boston	04/30/18	USD	5,067	CLP	3,072,992	20
Credit Suisse First Boston	04/30/18	USD	7,138	COP	20,411,583	165
Credit Suisse First Boston	04/30/18	CLP	1,840,356	USD	3,015	(32)
Deutsche Bank	04/30/18	USD	1,984	PEN	6,407	(1)
Deutsche Bank	04/30/18 - 06/29/18	USD	2,540	PLN	8,558	(38)
Deutsche Bank	04/30/18 - 08/31/18	USD	2,885	CZK	58,784	(24)
Deutsche Bank	05/31/18	USD	667	THB	20,848	1
Deutsche Bank	04/30/18	USD	5,176	THB	160,944	(24)
Deutsche Bank	04/30/18	PHP	36,692	USD	702	1
Deutsche Bank	04/30/18	MXN	123,463	USD	6,490	(270)
Deutsche Bank	05/15/18	USD	468	EGP	8,484	8
JPMorgan Chase Bank	04/18/18	USD	1,571	EGP	28,172	19
JPMorgan Chase Bank	04/27/18	USD	2,237	HUF	566,001	(4)
JPMorgan Chase Bank	04/30/18	USD	1,240	IDR	17,068,600	1
JPMorgan Chase Bank	08/31/18	USD	863	PLN	2,947	—
JPMorgan Chase Bank	04/30/18	USD	720	PLN	2,458	(1)
JPMorgan Chase Bank	04/30/18	USD	2,067	TRY	8,334	26
JPMorgan Chase Bank	04/30/18	USD	4,187	RON	15,680	(46)
JPMorgan Chase Bank	04/30/18	TRY	6,219	USD	1,544	(18)
JPMorgan Chase Bank	04/30/18	ZAR	14,108	USD	1,181	(6)
JPMorgan Chase Bank	04/30/18	MXN	285,925	USD	15,047	(608)
JPMorgan Chase Bank	04/30/18	CLP	552,583	USD	914	—
JPMorgan Chase Bank	04/30/18	IDR	8,263,603	USD	612	11
JPMorgan Chase Bank	05/31/18	USD	8,340	CZK	169,357	(109)
Merrill Lynch	04/03/18	USD	4,280	BRL	13,837	(90)
Merrill Lynch	04/18/18 - 05/15/18	USD	1,111	EGP	20,407	38
Merrill Lynch	04/27/18	USD	481	HUF	119,326	(10)
Merrill Lynch	04/30/18 - 05/30/18	USD	10,071	PLN	34,664	64
Merrill Lynch	04/30/18	ZAR	36,746	USD	3,055	(35)
Merrill Lynch	04/30/18	MXN	41,214	USD	2,163	(94)
Merrill Lynch	06/29/18	USD	4,337	RON	16,320	(23)
Standard Bank	04/27/18	USD	2,118	RUB	120,787	(17)
Standard Bank	04/30/18	USD	7,227	MXN	136,917	270
Standard Bank	05/30/18 - 06/29/18	USD	7,911	PLN	26,520	(156)
Standard Bank	05/31/18	USD	1,165	MYR	4,563	16

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
U.S. Bank	08/15/18	GBP	4,000	USD	5,681	$36
U.S. Bank	04/06/18	GBP	32,900	USD	45,650	(521)
U.S. Bank	04/06/18 - 05/31/18	EUR	205,970	USD	254,850	1,237
U.S. Bank	05/31/18	CHF	7,500	USD	7,910	25
						$(78)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency
Mexico Interbank TIIE 28-Day	7.349%	Monthly	06/14/23	MXN
WIBOR 6-Month	2.400%	Semi-Annual	03/26/23	PLN

Interest Rate Swaps
Fund Pays	Notional Amount (000)	Premiums Paid (000	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
Mexico Interbank TIIE 28-Day	137,100	$—	$(2)	$(2)
WIBOR 6-Month	23,120	—	(90)	(90)
		$—	$(92)	$(92)

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,329,541	$—	$1,329,541
Loan Participations	—	817,537	3,137	820,674
Sovereign Debt	—	344,642	5	344,647
Life Settlement Contracts	—	—	152,964	152,964
Mortgage-Backed Securities	—	111,398	—	111,398
Closed-End Fund	15,379	—	—	15,379
Convertible Bonds	—	10,948	—	10,948
Limited Partnership	—	10,679	—	10,679
Common Stock	9,241	404	—	9,645
Warrant	3,749	—	—	3,749
Asset-Backed Security	—	—	151	151
Repurchase Agreement	—	60,000	—	60,000
Short-Term Investment	136,240	—	—	136,240
Total Investments in Securities	$164,609	$2,685,149	$156,257	$3,006,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*
Unrealized Appreciation	$—	$2,591	$—	$2,591
Unrealized Depreciation	—	(2,669)	—	(2,669)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(92)	—	(92)
Total Other Financial Instruments	$—	$(170)	$—	$(170)

*	Forward contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
(1)	Of the $156,257 (000) in Level 3 securities as of March 31, 2018, $152,964 (000) or 97.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between them is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2018:

	Investments in Loan Participations (000)	Investments in Life Settlement Contracts (000)	Investments in Sovereign Debt (000)
Beginning balance as of October 1, 2017	$1,795	$148,128	$5
Accrued discounts/ premiums	(3)	—	—
Realized gain/(loss)	28	—	—
Change in unrealized appreciation/(depreciation)	24	4,836	—
Purchases	—	—	—
Sales/paydowns	(245)	—	—
Transfers into Level 3	1,538	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2018	$3,137	$152,964	$5
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$24	$4,836	$—

	Investments in Limited Partnership (000)	Investments in Asset-Backed Securities (000)	Total (000)
Beginning balance as of September 30, 2017	$7,815	$328	$158,071
Accrued discounts/ premiums	—	—	(3)
Realized gain/(loss)	—	—	28
Change in unrealized appreciation/(depreciation)	—	(177)	4,683
Purchases	—	—	—
Sales/paydowns	—	—	(245)
Transfers into Level 3	—	—	1,538
Transfers out of Level 3	(7,815)	—	(7,815)
Ending balance as of March 31, 2018	$—	$151	$156,257
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(177)	$4,683

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2018 (000)	Valuation Techniques
BT SPE	$151	Discounted Cash Flow Model
		based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	152,964	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurements, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

As of March 31, 2018, the Fund had the following investments in life settlement contracts:

Year	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2019	7	$20,579	$28,841
2020	5	25,098	40,898
2021	12	43,141	86,500
2022	17	31,624	90,000
2023	7	15,307	50,500
Thereafter	12	17,215	65,986
	60	$152,964	$362,725

For the period ended March 31, 2018, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net positive change to fair value on life settlement contracts of $4,835,583, offset by $7,331,540 in premiums paid and continuing costs associated with its investment in the policies. For the period ended March 31, 2018, the Fund realized losses of $3,970,960 on matured life settlements, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [95.2%]
Consumer Discretionary [6.3%]
Cedar Fair (A)	28,000	$1,789
Hasbro	61,600	5,193
McDonald’s	38,800	6,067
Six Flags Entertainment	34,500	2,148

Total Consumer Discretionary		15,197

Consumer Staples [24.0%](B)
Altria Group	114,750	7,151
B&G Foods	148,800	3,527
British American Tobacco ADR	8,559	494
Clorox	37,700	5,018
Coca-Cola	75,372	3,273
Dr. Pepper Snapple Group	50,000	5,919
General Mills	110,780	4,992
Hershey	25,400	2,514
Imperial Brands ADR	46,304	1,604
Kellogg	47,000	3,056
Kimberly-Clark	19,000	2,093
Mondelez International, Cl A	25,000	1,043
Philip Morris International	61,700	6,133
Procter & Gamble	45,949	3,643
Sysco	38,800	2,326
Unilever ADR	22,200	1,233
Vector Group	198,979	4,057

Total Consumer Staples		58,076

Energy [5.4%]
Chevron	36,183	4,126
Enterprise Products Partners (A)	87,984	2,154
ExxonMobil	25,838	1,928
Occidental Petroleum	25,500	1,656
ONEOK	30,000	1,708
TransCanada	37,128	1,534

Total Energy		13,106

Financials [8.7%]
Ares Capital	95,100	1,509
Arthur J Gallagher	13,200	907
BB&T	80,000	4,163
Cincinnati Financial	60,650	4,504
Compass Diversified Holdings (A)	153,000	2,509
JPMorgan Chase	33,400	3,673
Prudential Financial	9,200	953
Umpqua Holdings	71,000	1,520
United Bankshares	33,500	1,181

Total Financials		20,919

Health Care [6.0%]
Bristol-Myers Squibb	54,200	3,428
GlaxoSmithKline ADR	16,300	637
Johnson & Johnson	32,000	4,101
Merck	73,150	3,984
Pfizer	63,644	2,259

Total Health Care		14,409

Industrials [7.0%]
Eaton	41,300	3,300
General Dynamics	15,300	3,380
Lockheed Martin	30,117	10,178

Total Industrials		16,858

Information Technology [4.2%]
Intel	134,500	7,005
Paychex	52,000	3,202

Total Information Technology		10,207

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Materials [2.5%]
DowDuPont	58,597	$3,733
Sonoco Products	24,000	1,164
WestRock	16,000	1,027

Total Materials		5,924

REITs [12.6%]
Crown Castle International	13,600	1,491
EPR Properties	34,500	1,911
Government Properties Income Trust	35,000	478
Healthcare Trust of America, Cl A	79,500	2,103
Lamar Advertising, Cl A	84,800	5,398
Liberty Property Trust	83,985	3,337
Life Storage	10,036	838
Mid-America Apartment Communities	26,500	2,418
National Retail Properties	59,500	2,336
National Storage Affiliates Trust	50,000	1,254
Select Income	35,500	691
Simon Property Group	10,000	1,543
Tanger Factory Outlet Centers	27,984	616
Ventas	40,232	1,993
Welltower	32,262	1,756
Weyerhaeuser	38,400	1,344
WP Carey	15,500	961

Total REITs		30,468

Telecommunication Services [4.5%]
AT&T	98,500	3,511
Consolidated Communications Holdings	150,900	1,654
Verizon Communications	119,167	5,699

Total Telecommunication Services		10,864

Utilities [14.0%]
American Electric Power	34,900	2,394
AmeriGas Partners (A)	28,200	1,127
Avangrid	59,000	3,016
Brookfield Infrastructure Partners	67,600	2,815
Dominion Energy	24,000	1,618
Duke Energy	68,006	5,269
Entergy	13,700	1,079
Eversource Energy	39,242	2,312
OGE Energy	33,600	1,101
Pattern Energy Group, Cl A	22,000	380
Pinnacle West Capital	30,135	2,405
Sempra Energy	9,000	1,001
Vectren	65,000	4,155
WEC Energy Group	38,050	2,386
Xcel Energy	62,100	2,824

Total Utilities		33,882

Total Common Stock
(Cost $181,895)		229,910

Preferred Stock [2.3%]
Financials [0.7%]
AmTrust Financial Services, 7.500%	10,000	242
Bank of America, 6.500%	10,000	264
Capital One Financial, 6.700%	10,000	264
JPMorgan Chase, 6.125%	10,000	262
Wells Fargo, 6.000%	20,000	505
Wells Fargo Real Estate Investment, 6.375%	10,000	260

Total Financials		1,797

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	239
National Retail Properties, 5.200%	10,000	232
National Storage Affiliates Trust, 6.000%	20,000	490
PS Business Parks, 5.200%	10,000	238
Public Storage, 5.050%	30,000	735
Vornado Realty Trust, 5.250%	20,000	459

Total REITs		2,393

Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	239
Verizon Communications, 5.900%	10,000	265

Total Telecommunication Services		504

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	121
DTE Energy, 5.250%	20,000	483
Southern, 6.250%	10,000	267

Total Utilities		871

Total Preferred Stock
(Cost $5,625)		5,565

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Exchange-Traded Funds [2.0%]
iShares US Preferred Stock ETF	27,300	$1,025
PowerShares Preferred Portfolio	269,500	3,935

Total Exchange-Traded Funds
(Cost $5,027)		4,960

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(C) (D) (E)	$227	8

Total Asset-Backed Security
(Cost $227)		8

Short-Term Investment** [0.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	879,832	880

Total Short-Term Investment
(Cost $880)		880

Total Investments [99.9%]
(Cost $193,654)		$241,323

Percentages are based on Net Assets of $241,619 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2018.
(A)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $7,579 (000), or 3.14% of the net assets of the Fund.
(B)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(C)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2018 was $8 (000) and represented 0.0% of the net assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security is considered illiquid. The total market value of such security as of March 31, 2018 was $8 (000) and represented 0.0% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$229,910	$—	$—	$229,910
Preferred Stock	5,565	—	—	5,565
Exchange-Traded Funds	4,960	—	—	4,960
Asset-Backed Security	—	—	8	8
Short-Term Investment	880	—	—	880
Total Investments in Securities	$241,315	$—	$8	$241,323

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.4%]
Aerospace & Defense [3.7%]
Northrop Grumman	12,100	$4,224
Raytheon	28,000	6,043

Total Aerospace & Defense		10,267

Auto Components [1.6%]
Magna International	81,000	4,564

Banks [10.3%]
Bank of America	185,000	5,548
Comerica	37,000	3,549
JPMorgan Chase	77,100	8,479
PNC Financial Services Group	38,000	5,747
SunTrust Banks	76,000	5,171

Total Banks		28,494

Beverages [1.9%]
PepsiCo	48,000	5,239

Capital Markets [3.6%]
BlackRock, Cl A	6,100	3,305
CME Group, Cl A	41,000	6,631

Total Capital Markets		9,936

Chemicals [2.8%]
DowDuPont	36,000	2,294
Ecolab	19,000	2,604
Westlake Chemical	25,000	2,779

Total Chemicals		7,677
Commercial Services & Supplies [2.2%]
Cintas	35,000	5,970

Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	27,000	5,386

Electric Utilities [1.2%]
NextEra Energy	21,000	3,430

Electronic Equipment [1.0%]
Amphenol, Cl A	33,000	2,842

Energy Equipment & Services [1.0%]
Halliburton	60,000	2,816

Food & Staples Retailing [3.3%]
Costco Wholesale	23,000	4,334
Walmart	55,000	4,893

Total Food & Staples Retailing		9,227

Health Care Equipment & Supplies [4.4%]
Danaher	40,000	3,916
Edwards Lifesciences *	38,000	5,302
Stryker	18,000	2,897

Total Health Care Equipment & Supplies		12,115

Health Care Providers & Services [3.6%]
UnitedHealth Group	47,000	10,058

Hotels, Restaurants & Leisure [2.9%]
McDonald’s	33,000	5,161
Starbucks	52,000	3,010

Total Hotels, Restaurants & Leisure		8,171

Household Durables [2.0%]
PulteGroup	190,000	5,603

Household Products [1.6%]
Colgate-Palmolive	62,000	4,444

Industrial Conglomerates [2.6%]
3M	16,000	3,512
Honeywell International	25,000	3,613

Total Industrial Conglomerates		7,125

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale U.S. Core Equity Fund (continued)

Description	Shares	Value (000)
Insurance [0.9%]
Chubb	19,000	$2,599

Internet Software & Services [4.5%]
Alphabet, Cl A *	6,700	6,949
Facebook, Cl A *	35,000	5,592

Total Internet Software & Services		12,541

IT Services [7.4%]
Mastercard, Cl A	63,000	11,035
Visa, Cl A	80,000	9,570

Total IT Services		20,605

Life Sciences Tools & Services [2.2%]
Thermo Fisher Scientific	29,200	6,029

Machinery [0.9%]
Ingersoll-Rand	28,000	2,394

Media [4.0%]
Comcast, Cl A	148,000	5,057
Time Warner	27,000	2,554
Walt Disney	34,000	3,415

Total Media		11,026

Multi-Utilities [0.9%]
CMS Energy	54,000	2,446

Oil, Gas & Consumable Fuels [4.0%]
Cabot Oil & Gas	96,000	2,302
Chevron	27,000	3,079
Concho Resources *	20,000	3,007
ExxonMobil	35,000	2,611

Total Oil, Gas & Consumable Fuels		10,999

Pharmaceuticals [4.2%]
Johnson & Johnson	42,000	5,382
Zoetis, Cl A	74,000	6,180

Total Pharmaceuticals		11,562

Real Estate Investment Trusts [1.6%]
Essex Property Trust	18,000	4,332

Road & Rail [1.4%]
Union Pacific	29,000	3,898

Semiconductors & Semiconductor Equipment [2.0%]
Texas Instruments	54,000	5,610

Software [6.4%]
Adobe Systems *	33,000	7,131
Electronic Arts *	23,000	2,789
Microsoft	87,000	7,940

Total Software		17,860

Specialty Retail [2.6%]
Home Depot	40,000	7,130

Technology Hardware, Storage & Peripherals [2.3%]
Apple	38,000	6,376

Water Utilities [1.5%]
American Water Works	52,000	4,271

Total Common Stock
(Cost $187,441)		273,042

Short-Term Investment** [2.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	6,383,909	6,384

Total Short-Term Investment
(Cost $6,384)		6,384

Total Investments [100.7%]
(Cost $193,825)		$279,426

Percentages are based on Net Assets of $277,580 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.

Cl — Class

As of March 31, 2018, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [86.0%]
China [30.4%]
AAC Technologies Holdings	3,054,200	$55,105
Alibaba Group Holding ADR *	319,219	58,589
ANTA Sports Products	4,243,000	21,409
Baidu ADR *	65,400	14,597
China Medical System Holdings	11,819,000	26,836
China Overseas Land & Investment	5,469,000	18,989
China Railway Group, Cl H	27,791,000	19,264
China State Construction International Holdings	12,472,091	15,224
Ctrip.com International ADR *	377,000	17,576
Great Wall Motor, Cl H	30,646,500	30,732
Minth Group	4,370,000	19,906
New Oriental Education & Technology Group ADR	50,100	4,391
Ping An Insurance Group of China, Cl H	4,625,000	47,027
Sunny Optical Technology Group	3,940,132	72,747
Tencent Holdings	1,655,900	86,423
Zhejiang Expressway, Cl H	12,607,000	12,867
ZTE, Cl H	3,976,824	12,947

Total China		534,629

Hong Kong [6.9%]
Galaxy Entertainment Group	6,081,000	55,207
Man Wah Holdings	16,520,800	13,136
MTR	4,197,834	22,572
NagaCorp	30,137,063	31,104

Total Hong Kong		122,019

India [14.5%]
Bharat Petroleum(E)	2,404,760	15,760
CESC(E)	1,352,688	20,039
Crompton Greaves Consumer Electricals(E)	3,139,392	11,396
Emami(E)	3,559	58
HDFC Bank ADR(E)	164,000	16,198
Housing Development Finance(E)	603,772	16,900
ICICI Bank(E)	2,736,764	11,680
ICICI Bank ADR(E)	1,664,775	14,733
ICICI Lombard General Insurance (A) (E)	915,458	11,143
ICICI Prudential Life Insurance (A) (E)	1,601,144	9,540
Kotak Mahindra Bank(E)	1,597,940	25,671
Larsen & Toubro(E)	1,083,200	21,771
Phillips Carbon Black(E)	126,608	2,107
SBI Life Insurance * (A) (E)	885,576	9,209
Tata Motors, Cl A(E)	4,387,833	12,332
Tata Motors ADR * (E)	388,670	9,989
Tech Mahindra(E)	2,637,336	25,827
Zee Entertainment Enterprises(E)	2,390,008	21,089

Total India		255,442

Indonesia [6.7%]
Bank Mandiri Persero	49,158,600	27,405
Ciputra Development	194,272,759	16,581
Matahari Department Store	8,369,800	6,657
Mitra Adiperkasa	32,596,600	18,409
MNC Kapital Indonesia * (B) (C) (D)	89,799,500	5,022
Ramayana Lestari Sentosa	63,558,300	6,232
Semen Indonesia Persero	12,352,600	9,286
Surya Citra Media	48,970,000	9,639
United Tractors	8,072,200	18,762

Total Indonesia		117,993

Malaysia [5.1%]
Gamuda	13,206,800	17,584
Inari Amertron	40,472,679	29,298
My EG Services	34,621,900	25,420
Padini Holdings	15,238,400	17,137

Total Malaysia		89,439

Philippines [6.7%]
Ayala Land	19,016,200	14,979
BDO Unibank	5,940,860	15,826
Bloomberry Resorts *	65,445,100	17,986

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Emerging Markets Fund (continued)

Description	Shares	Value (000)
GT Capital Holdings	612,760	$13,729
Jollibee Foods	2,658,860	15,237
Megaworld	151,872,826	13,651
Security Bank	3,310,700	15,228
Universal Robina	3,996,020	11,641

Total Philippines		118,277

South Africa [0.6%]
Naspers, Cl N ADR	225,988	11,340

South Korea [7.2%]
Cosmax	7,892	1,018
Innocean Worldwide	236,985	14,318
NAVER	40,855	30,127
Samsung Electronics	28,130	64,710
Samsung Life Insurance	148,100	16,048

Total South Korea		126,221

Taiwan [3.7%]
Airtac International Group	2,536,488	45,150
Elite Material	2,468,000	8,101
General Interface Solution Holding	2,106,000	12,748

Total Taiwan		65,999

Thailand [2.9%]
KCE Electronics	6,412,500	13,740
Minor International	12,741,274	15,483
Minor International NVDR	1,096,700	1,333
Siam Cement	1,259,000	19,889

Total Thailand		50,445

United States [1.3%]
Cognizant Technology Solutions, Cl A	277,500	22,339

Total Common Stock
(Cost $1,120,391)		1,514,143

Description	Shares/Number of Warrants	Value (000)
Participatory Notes [3.9%]
Hangahou Hikvision # *	2,414,893	$15,916
Midea Group # *	1,789,937	15,693
Qingdao Haier # *	6,149,909	17,432
SAIC Motors # *	3,622,990	18,970

Total Participatory Notes
(Cost $69,254)		68,011

Warrant [0.0%]
Inari Amertron,
Expires 02/17/20, Strike Price 1.60 (MYR)*	1,117,403	583

Total Warrant
(Cost $—)		583

Short-Term Investment** [7.9%]
SEI Daily Income Trust Government Fund, Cl F, 1.430%	138,660,821	138,661

Total Short-Term Investment
(Cost $138,661)		138,661

Total Investments [97.8%]
(Cost $1,328,306)		$1,721,398

Percentages are based on Net Assets of $1,760,503 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
#	Expiration date not available.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $29,892 (000), representing 1.7% of the net assets of the Fund.
(B)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2018 was $5,022 (000) and represented 0.3% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is considered illiquid. The total market value of such security as of March 31, 2018 was $5,022 (000) and represented 0.3% of the net assets of the Fund.
(E)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt

Cl — Class

MYR — Malaysian Ringgit

NVDR — Non Voting Depository Receipt

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

consolidated schedule of investments
March 31, 2018 (Unaudited)
City National Rochdale Emerging Markets Fund (concluded)

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,509,121	$—	$5,022	$1,514,143
Participatory Notes	65,641	2,370	—	68,011
Warrant	—	583	—	583
Short-Term Investment	138,661	—	—	138,661
Total Investments in Securities	$1,713,423	$2,953	$5,022	$1,721,398

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended March 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

statements of assets and liabilities (000)
March 31, 2018 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$4,144,714	$95,206	$140,116	$89,092
Investments in securities, at value	$3,332,714	$93,592	$138,477	$86,151
Repurchase agreements, at value	812,000	—	—	3,000
Cash	15,576	107	391	89
Dividend and interest receivable	1,640	290	957	923
Receivable for capital shares sold	—	67	116	3
Prepaid expenses	121	7	7	6
Total Assets	$4,162,051	$94,063	$139,948	$90,172

LIABILITIES:
Payable for income distributions	1,281	42	185	86
Payable for capital shares redeemed	—	2	—	—
Payable for investment securities purchased	49,875	—	—	—
Investment advisory fees payable	528	20	34	6
Shareholder servicing and distribution fees payable	1,490	13	31	31
Administrative fees payable	69	15	16	15
Accrued expenses	299	16	54	17
Total Liabilities	53,542	108	320	155
Net Assets	$4,108,509	$93,955	$139,628	$90,017

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,108,501	$95,595	$142,377	$90,314
Undistributed (Distributions in excess of) net investment income	1	3	10	(3)
Accumulated net realized gain (loss) on investments	7	(29)	(1,120)	(353)
Net unrealized appreciation (depreciation) on investments	—	(1,614)	(1,639)	59
Net Assets	$4,108,509	$93,955	$139,628	$90,017

Institutional Class Shares:
Net Assets ($Dollars)	$—	$36,543,103	$—	$—
Total shares outstanding at end of year	—	3,542,203	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$10.32	$—	$—

Class N Shares:
Net Assets ($Dollars)	$1,031,127,892	$1,994,926	$7,395,653	$8,152,343
Total shares outstanding at end of year	1,031,121,867	193,157	721,748	779,368
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$10.33	$10.25	$10.46

Class S Shares:
Net Assets ($Dollars)	$939,138,203	$—	$—	$—
Total shares outstanding at end of year	939,132,488	—	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$—	$—	$—

Servicing Class Shares:
Net Assets ($Dollars)	$2,138,243,201	$55,417,008	$132,232,766	$81,865,072
Total shares outstanding at end of year	2,138,248,087	5,374,019	12,924,827	7,851,588
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$10.31	$10.23	$10.43

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2018 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
ASSETS:
Cost of securities (including repurchase agreements)	$1,242,457	$74,168	$221,041	$2,934,152
Investments in securities, at value	$1,256,966	$71,477	$217,805	$2,946,015
Repurchase agreements, at value	—	—	—	60,000
Cash	—	2	—	4,057
Foreign currency	—	—	—	11,785 (1)
Dividend and interest receivable	17,740	1,239	1,395	32,611
Foreign tax reclaim receivable	—	2	—	350
Receivable for capital shares sold	825	113	41	3,192
Receivable for investment securities sold	3,430	285	—	53,763
Unrealized gain on forward foreign currency contracts	—	1	—	2,591
Unrealized gain on foreign currency spot contracts	—	—	—	135
Cash collateral	—	—	—	4,870
Prepaid expenses	34	6	10	75
Total Assets	$1,278,995	$73,125	$219,251	$3,119,444

LIABILITIES:
Payable for investment securities purchased	12,063	1,131	—	113,766
Payable for income distributions	2,358	73	—	—
Payable for capital shares redeemed	321	8	—	—
Unrealized loss on forward foreign currency contracts	—	8	—	2,669
Unrealized loss on foreign currency spot contracts	—	—	—	125
Payable to Custodian	12	—	81	—
Investment advisory fees payable	533	37	68	1,312
Shareholder servicing and distribution fees payable	429	9	92	1,271
Administrative fees payable	31	15	17	54
Accrued foreign capital gains tax on appreciated securities	—	—	—	5
Accrued expenses	98	22	28	460
Total Liabilities	$15,845	$1,303	$286	$119,662
Net Assets	$1,263,150	$71,822	$218,965	$2,999,782

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,267,635	$79,220	$222,427	$3,054,780
Undistributed (Distributions in excess of) net investment income	2,151	22	93	(75,013)
Accumulated net realized gain (loss) on investments	(21,145)	(4,723)	(319)	28,043
Net unrealized appreciation (depreciation) on:
Investments	14,509	(2,691)	(3,236)	(6,891)
Forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(6)	—	(1,040)
Swap contracts	—	—	—	(92)
Accumulated foreign capital gains tax on appreciated securities	—	—	—	(5)
Net Assets	$1,263,150	$71,822	$218,965	$2,999,782

Institutional Class Shares:
Net Assets ($Dollars)	$—	$40,929,308	$4,482,280	$—
Total shares outstanding at end of year	—	5,236,200	175,406	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$7.82	$25.55	$—

Class N Shares:
Net Assets ($Dollars)	$746,200,089	$16,886,110	$214,483,134	$2,999,781,514
Total shares outstanding at end of year	70,074,786	2,160,353	8,395,373	116,636,513
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.65	$7.82	$25.55	$25.72

Servicing Class Shares:
Net Assets ($Dollars)	$516,950,079	$14,006,688	$—	$—
Total shares outstanding at end of year	48,523,903	1,792,704	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.65	$7.81	$—	$—

(1)	Cost of foreign currency $12,794 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2018 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund		City National Rochdale Emerging Markets Fund
ASSETS:
Cost of securities	$193,654	$193,825		$1,328,306
Investments in securities, at value	$241,323	$279,426		$1,721,398
Cash	—	254		888
Foreign currency	—	—		36,135 (1)
Dividend and interest receivable	663	136		2,696
Receivable for investment securities sold	—	—		1,726
Foreign tax reclaim receivable	20	5		11
Receivable for capital shares sold	132	158		5,083
Prepaid expenses	10	14		44
Total Assets	$242,148	$279,993		$1,767,981

LIABILITIES:
Payable for investment securities purchased	$—	$2,186		$3,942
Investment advisory fees payable	103	95		1,514
Shareholder servicing and distribution fees payable	103	89		428
Administrative fees payable	17	17		38
Line of credit	281	—		—
Accrued foreign capital gains tax on appreciated securities	—	—		1,362
Accrued expenses	25	26		194
Total Liabilities	529	2,413		7,478
Net Assets	$241,619	$277,580		$1,760,503

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$190,812	$186,283		$1,363,690
Undistributed (Distributions in excess of) net investment income	(129)	2		(10,966)
Accumulated net realized gain (loss) on investments and foreign currency	3,267	5,694		16,632
Net unrealized appreciation (depreciation) on:
Investments	47,669	85,601		393,092
Forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—		(583)
Accumulated foreign capital gains tax on appreciated securities	—	—		(1,362)
Net Assets	$241,619	$277,580		$1,760,503

Institutional Class Shares:
Net Assets ($Dollars)	$—	$35,301		$—
Total shares outstanding at end of year	—	2,103		—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$16.78	*	$—

Class N Shares:
Net Assets ($Dollars)	$241,618,511	$137,025,332		$229,738,041
Total shares outstanding at end of year	6,400,250	8,253,374		4,489,316
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$37.75	$16.60		$51.17

Servicing Class Shares:
Net Assets ($Dollars)	$—	$140,519,359		$—
Total shares outstanding at end of year	—	8,450,974		—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$16.63		$—

Class Y Shares:
Net Assets ($Dollars)	$—	$—		$1,530,764,560
Total shares outstanding at end of year	—	—		29,818,021
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$—		$51.34

(1)	Cost of foreign currency $36,724 (000).
*	Net assets divided by total share outstanding do not calculate to the stated net asset value because net assets and total shares outstanding amounts are shown rounded.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

statements of operations (000)
For the six months ended March 31, 2018 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$8	$10	$9
Dividend Income from Affiliated Investments	—	—	—	3
Interest Income	27,831	842	1,730	905
Less: Foreign Taxes Withheld	—	—	—	—
Total Investment Income	27,831	850	1,740	917

EXPENSES:
Investment Advisory Fees	5,734	206	276	123
Shareholder Servicing Fees — Class N(1)	3,230	4	15	22
Shareholder Servicing Fees — Class S(1)	3,340	—	—	—
Shareholder Servicing Fees — Servicing Class	2,919	69	165	103
Administration Fees	427	89	92	88
Transfer Agent Fees	151	3	5	3
Trustee Fees	81	16	17	16
Professional Fees	126	9	10	9
Custody Fees	82	2	3	2
Registration Fees	104	3	3	2
Printing Fees	50	1	1	1
Insurance and Other Expenses	104	7	21	15
Total Expenses	16,348	409	608	384
Recovery of Investment Advisory Fees Previously Waived(2)	4,102	—	—	—
Less, Waivers of:
Investment Advisory Fees	(1,191)	(82)	(76)	(86)
Shareholder Servicing Fees — Class N(1)	(1,503)	—	—	—
Shareholder Servicing Fees — Class S(1)	(1,853)	—	—	—
Net Expenses	15,903	327	532	298

Net Investment Income	11,928	523	1,208	619
Net Realized Gain (Loss):
Investments	—	(29)	90	(72)
Affiliated Investments	—	—	—	3
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,415)	(2,515)	(1,521)
Affiliated Investments	—	—	—	(7)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,928	$(921)	$(1,217)	$(978)

(1)	Includes class specific distribution expenses.
(2)	See Note 5 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2018 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund
INVESTMENT INCOME:
Dividend Income	$381	$9	$182	$1,171
Interest Income	27,906	2,261	3,271	76,025
Less: Foreign Taxes Withheld	—	—	—	(147)
Total Investment Income	28,287	2,270	3,453	77,049

EXPENSES:
Investment Advisory Fees	3,063	219	468	7,481
Shareholder Servicing Fees — Class N(1)	1,790	41	573	7,177
Shareholder Servicing Fees — Servicing Class	636	19	—	—
Administration Fees	177	87	99	344
Transfer Agent Fees	42	2	8	97
Trustee Fees	33	16	18	67
Professional Fees	41	8	13	124
Custody Fees	22	5	5	226
Registration Fees	24	2	7	53
Printing Fees	14	1	3	33
Insurance and Other Expenses	93	23	17	163
Total Expenses	5,935	423	1,211	15,765
Less, Waivers of:
Investment Advisory Fees	—	—	(41)	—
Net Expenses	5,935	423	1,170	15,765

Net Investment Income	22,352	1,847	2,283	61,284
Net Realized Gain (Loss) from:
Securities Transactions	261	256	73	22,721
Swap Contracts	—	—	—	419
Forward Foreign Currency Contracts	—	—	—	(3,842)
Foreign Currency Transactions	—	(8)	—	2,653
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,820)	(2,437)	(5,623)	(31,321)
Forward Foreign Currency Contracts	—	(5)	—	(1,588)
Foreign Currency Translations	—	1	—	(930)
Swap Contracts	—	—	—	(92)
Foreign Capital Gains Tax	—	—	—	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,793	$(346)	$(3,267)	$49,299

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2018 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Emerging Markets Fund
INVESTMENT INCOME:
Dividend Income	$4,884	$2,181	$6,932
Interest Income	3	—	—
Less: Foreign Taxes Withheld	(3)	(9)	(685)
Total Investment Income	4,884	2,172	6,247

EXPENSES:
Investment Advisory Fees	637	548	8,480
Shareholder Servicing Fees — Class N(1)	631	339	526
Shareholder Servicing Fees — Servicing Class(1)	—	173	—
Shareholder Servicing Fees — Class Y(1)	—	—	1,239
Administration Fees	101	103	214
Transfer Agent Fees	9	9	58
Trustee Fees	19	19	39
Professional Fees	13	14	52
Custody Fees	5	5	343
Registration Fees	5	2	27
Printing Fees	3	3	20
Insurance and Other Expenses	9	9	71
Total Expenses	1,432	1,224	11,069
Net Expenses	1,432	1,224	11,069

Net Investment Income (Loss)	3,452	948	(4,822)
Net Realized Gain from:
Securities Transactions	1,091	8,496	104,662
Foreign Currency Transactions	—	—	246
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(10,466)	10,606	(39,569)
Foreign Currency Translations	—	—	(613)
Foreign Capital Gains Tax	—	—	(1,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,923)	$20,050	$58,552

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

statements of changes in net assets (000)
For the six months ended March 31, 2018 (Unaudited) and year ended September 30, 2017

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2018	2017	2018	2017
OPERATIONS:
Net Investment Income	$11,928	$4,927	$523	$1,017
Net Realized Gain (Loss) from Security Transactions	—	7	(29)	170
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(1,415)	(1,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,928	4,934	(921)	(571)

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(251)	(518)
Class N	(1,579)	(1,583)	(7)	(9)
Class S	(1,179)	(555)	—	—
Servicing Class	(9,169)	(2,789)	(291)	(571)
Realized Capital Gains:
Institutional Class	—	—	(25)	(42)
Class N	—	—	(1)	(1)
Servicing Class	—	—	(34)	(52)
Total Dividends and Distributions	(11,927)	(4,927)	(609)	(1,193)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	2,342	7,014
Shares Issued in Lieu of Dividends and Distributions	—	—	275	557
Shares Redeemed	—	—	(5,435)	(32,811)
(Decrease) in Net Assets from Institutional Class Share Transactions	—	—	(2,818)	(25,240)

Class N:
Shares Issued	1,582,007	4,345,705	306	1,013
Shares Issued in Lieu of Dividends and Distributions	934	1,332	6	6
Shares Redeemed	(1,650,816)	(7,118,824)	(33)	(711)
Increase (Decrease) in Net Assets from Class N Share Transactions	(67,875)	(2,771,787)	279	308

Class S:
Shares Issued	1,456,289	2,288,322	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(1,358,403)	(2,330,002)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	97,886	(41,680)	—	—

Servicing Class:
Shares Issued	3,091,289	4,547,446	6,938	18,242
Shares Issued in Lieu of Dividends and Distributions	6,667	1,557	49	254
Shares Redeemed	(3,261,672)	(3,229,008)	(7,605)	(43,816)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(163,716)	1,319,995	(618)	(25,320)

Net Increase (Decrease) in Net Assets from Share Transactions	(133,705)	(1,493,472)	(3,157)	(50,252)
Total Increase (Decrease) in Net Assets	(133,704)	(1,493,465)	(4,687)	(52,016)

NET ASSETS:
Beginning of Year/Period	4,242,213	5,735,678	98,642	150,658
End of Year/Period	$4,108,509	$4,242,213	$93,955	$98,642
Undistributed (Distributions in excess of) net investment income	$1	$—	$3	$29

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2018	2017	2018	2017	2018	2017

$1,208	$2,346	$619	$1,260	$22,352	$41,169
90	117	(69)	(285)	261	(14,443)
(2,515)	(1,287)	(1,528)	(811)	(13,820)	(21,106)
(1,217)	1,176	(978)	164	8,793	5,620

—	—	—	—	—	—
(47)	(76)	(51)	(97)	(12,432)	(22,943)
—	—	—	—	—	—
(1,155)	(2,271)	(575)	(1,164)	(9,466)	(17,313)

—	—	—	—	—	—
—	—	—	(47)	—	—
—	—	—	(540)	—	—
(1,202)	(2,347)	(626)	(1,848)	(21,898)	(40,256)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

2,437	2,779	2,552	5,211	119,371	272,975
31	47	26	87	7,152	13,377
(587)	(950)	(3,614)	(3,295)	(59,558)	(174,843)
1,881	1,876	(1,036)	2,003	66,965	111,509

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

16,479	34,383	11,954	24,846	69,653	161,767
130	226	89	245	1,368	2,061
(13,546)	(26,711)	(9,165)	(33,769)	(37,748)	(103,735)
3,063	7,898	2,878	(8,678)	33,273	60,093

4,944	9,774	1,842	(6,675)	100,238	171,602
2,525	8,603	238	(8,359)	87,133	136,966

137,103	128,500	89,779	98,138	1,176,017	1,039,051
$139,628	$137,103	$90,017	$89,779	$1,263,150	$1,176,017
$10	$4	$(3)	$4	$2,151	$1,697

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

statements of changes in net assets/ consolidated statements of changes in net assets (000)
For the six months ended March 31, 2018 (Unaudited) and year ended September 30, 2017

	City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund
	2018	2017	2018	2017
OPERATIONS:
Net Investment Income (Loss)	$1,847	$3,984	$2,283	$4,984
Net Realized Gain (Loss) from:
Security Transactions and Purchased Options	256	595	73	787
Foreign Currency Transactions	(8)	(41)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments, Affiliated Investments and Purchased Options	(2,437)	1,715	(5,623)	(4,620)
Foreign Currency Translations	(4)	(9)	—	—
Foreign Capital Gains Tax	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(346)	6,244	(3,267)	1,151

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(1,100)	(2,085)	(58)	(109)
Class N	(402)	(841)	(2,226)	(4,851)
Servicing Class	(392)	(866)	—	—
Class Y	—	—	—	—
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Return of Capital:
Class N	—	—	—	—
Total Dividends and Distributions	(1,894)	(3,792)	(2,284)	(4,960)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	3,603	6,135	190	549
Shares Issued in Lieu of Dividends and Distributions	1,100	2,071	28	56
Shares Redeemed	(3,215)	(9,514)	(215)	(3,145)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	1,488	(1,308)	3	(2,540)

Class N:
Shares Issued	2,233	3,545	16,661	46,407
Shares Issued in Lieu of Dividends and Distributions	225	436	2,108	4,533
Shares Redeemed	(1,747)	(6,360)	(40,736)	(58,443)
Increase (Decrease) in Net Assets from Class N Share Transactions	711	(2,379)	(21,967)	(7,503)

Servicing Class:
Shares Issued	288	4,197	—	—
Shares Issued in Lieu of Dividends and Distributions	73	232	—	—
Shares Redeemed	(2,445)	(7,082)	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	(2,084)	(2,653)	—	—

Class Y:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase in Net Assets from Class Y Share Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	115	(6,340)	(21,964)	(10,043)
Total Increase (Decrease) in Net Assets	(2,125)	(3,888)	(27,515)	(13,852)

NET ASSETS:
Beginning of Year/Period	73,947	77,835	246,480	260,332
End of Year/Period	$71,822	$73,947	$218,965	$246,480
Undistributed (Distributions in excess of) net investment income	$22	$69	$93	$94

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund		City National Rochdale Emerging Markets Fund
2018	2017	2018	2017	2018	2017	2018	2017

$61,284	$122,870	$3,452	$5,704	$948	$1,933	$(4,822)	$1,334

23,140	51,517	1,091	7,992	8,496	1,991	104,662	40,766
(1,189)	(15,463)	—	—	—	—	246	(1,112)

(31,413)	26,067	(10,466)	(2,636)	10,606	37,144	(39,569)	273,424
(2,518)	1,555	—	—	—	—	(613)	(139)
(5)	—	—	—	—	—	(1,352)	(10)
49,299	186,546	(5,923)	11,060	20,050	41,068	58,552	314,263

—	—	—	—	—	—	—	—
(60,240)	(145,340)	(3,567)	(6,846)	(418)	(810)	(366)	(178)
—	—	—	—	(596)	(1,099)	—	—
—	—	—	—	—	—	(3,964)	(2,287)

—	—	—	—	—	(1)	—	—
—	—	(7,390)	—	(1,749)	(4,736)	(12,675)	—
—	—	—	—	(1,798)	(4,806)	—	—
—	—	—	—	—	—	(91,437)	—

—	—	—	—	—	—	—	—
(60,240)	(145,340)	(10,957)	(6,846)	(4,561)	(11,452)	(108,442)	(2,465)

—	—	—	—	20	—	—	—
—	—	—	—	—	1	—	—
—	—	—	—	(3)	—	—	—
—	—	—	—	17	1	—	—

452,132	810,702	25,333	70,855	11,267	17,564	91,316	139,570
45,032	107,788	7,105	4,498	1,891	4,871	12,052	155
(226,689)	(382,028)	(27,148)	(63,315)	(10,853)	(18,854)	(42,732)	(107,632)
270,475	536,462	5,290	12,038	2,305	3,581	60,636	32,093

—	—	—	—	12,525	27,687	—	—
—	—	—	—	140	303	—	—
—	—	—	—	(10,371)	(23,547)	—	—
—	—	—	—	2,294	4,443	—	—

—	—	—	—	—	—	228,470	370,807
—	—	—	—	—	—	73,276	1,673
—	—	—	—	—	—	(114,721)	(146,903)
—	—	—	—	—	—	187,025	225,577
270,475	536,462	5,290	12,038	4,616	8,025	247,661	257,670
259,534	577,668	(11,590)	16,252	20,105	37,641	197,771	569,468

2,740,248	2,162,580	253,209	236,957	257,475	219,834	1,562,732	993,264
$2,999,782	$2,740,248	$241,619	$253,209	$277,580	$257,475	$1,760,503	$1,562,732
$(75,013)	$(76,057)	$(129)	$(14)	$2	$68	$(10,966)	$(1,814)

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

consolidated statement of cash flows (000)
For the six months ended March 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$49,299
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(3,830,936)
Proceeds from disposition of investment securities	3,569,617
Amortization (accretion of market discount)	(2,569)
Premium payments	(7,332)
Net realized gain on investments	(22,721)
Net change in unrealized appreciation on investments	31,321

Changes in assets:
Cash collateral	(4,870)
Dividend and interest receivable	(1,343)
Foreign tax reclaim receivable	(38)
Receivable for investment securities sold	(34,212)
Unrealized gain on forward foreign currency contracts	(88)
Unrealized gain on spot contracts	(135)
Prepaid expenses	(33)

Changes in liabilities:
Payable for investment securities purchased	50,175
Other payables	71
Accrued foreign capital gains tax omn appreciated securities	5
Unrealized loss on forward foreign currency contracts	1,676
Unrealized loss on spot contracts	125
Investment advisory fees payable	237
Shareholder servicing and distribution fees payable	151
Administrative fees payable	6
Accrued expenses	14
Net Cash Used in Operating Activities	(201,580)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	454,523
Cost of shares redeemed	(227,020)
Distributions	(15,208)
Net cash provided by financing activities	212,295
Net change in cash	10,715
Cash at beginning of year	5,127
Cash at end of year	$15,842

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

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CITY NATIONAL ROCHDALE FUNDS | PAGE 129

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2018 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities†		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2018	$1.00	$0.001		$0.000	*	$(0.001)	$—	$1.00	0.14%	$1,031,128	0.99%	0.27%	0.86%	—%
2017	1.00	0.001		0.000	*	(0.001)	—	1.00	0.06	1,099,005	0.60	0.05	0.86	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,870,786	0.30	0.02	0.86	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	2,958,782	0.10	0.01	0.87	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	3,174,351	0.08	0.01	0.88	—
2013	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	3,040,396	0.13	0.01	0.97	—
Class S (commenced operations on October 6, 1999)
2018	$1.00	$0.001		$0.000	*	$(0.001)	$—	$1.00	0.13%	$939,138	1.01%	0.26%	1.05%	—%
2017	1.00	0.001		0.000	*	(0.001)	—	1.00	0.06	841,246	0.67	0.06	1.06	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	882,925	0.31	0.02	1.06	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	668,183	0.10	0.01	1.07	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	705,932	0.08	0.01	1.08	—
2013	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	475,151	0.12	0.01	1.11	—
Servicing Class (commenced operations on April 3, 2000)^^
2018	$1.00	$0.004		$0.000		$(0.004)	$—	$1.00	0.40%	$2,138,243	0.47%	0.79%	0.56%	—%
2017	1.00	0.002		0.000	*	(0.002)	—	1.00	0.17	2,301,962	0.53	0.24	0.56	—
2016	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	981,967	0.31	0.02	0.56	—
2015	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	308,591	0.10	0.01	0.57	—
2014	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	211,958	0.08	0.01	0.58	—
2013	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	128,423	0.12	0.01	0.61	—
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2018	$10.48	$0.06		$(0.14)		$(0.07)	$(0.01)	$10.32	(0.83)%	$36,543	0.53%	1.25%	0.70%	13%
2017	10.61	0.10		(0.12)		(0.10)	(0.01)	10.48	(0.18)	39,988	0.53	0.90	0.63	55
2016	10.59	0.09		0.02		(0.09)	—	10.61	1.09	66,021	0.53	0.84	0.58	37
2015	10.49	0.06		0.10		(0.06)	—	10.59	1.55	58,301	0.53	0.59	0.57	37
2014	10.47	0.06		0.02		(0.06)	—	10.49	0.80	56,722	0.53	0.59	0.57	59
2013	10.73	0.11		(0.23)		(0.14)	—	10.47	(1.11)	56,351	0.54	1.03	0.52	28
Class N (commenced operations on April 13, 2000)
2018	$10.49	$0.04		$(0.15)		$(0.04)	$(0.01)	$10.33	(1.06)%	$1,995	1.03%	0.74%	1.20%	13%
2017	10.62	0.05		(0.12)		(0.05)	(0.01)	10.49	(0.68)	1,743	1.03	0.43	1.13	55
2016	10.60	0.03		0.03		(0.04)	—	10.62	0.58	1,453	1.03	0.33	1.08	37
2015	10.51	0.01		0.09		(0.01)	—	10.60	0.95	1,895	1.03	0.08	1.07	37
2014	10.49	0.01		0.02		(0.01)	—	10.51	0.29	2,027	1.03	0.10	1.07	59
2013	10.75	0.04		(0.21)		(0.09)	—	10.49	(1.60)	2,505	1.03	0.38	1.02	28
Servicing Class (commenced operations on January 14, 2000)
2018	$10.48	$0.05		$(0.16)		$(0.05)	$(0.01)	$10.31	(1.04)%	$55,417	0.78%	1.00%	0.95%	13%
2017	10.60	0.07		(0.10)		(0.08)	(0.01)	10.48	(0.34)	56,911	0.78	0.68	0.88	55
2016	10.58	0.06		0.03		(0.07)	—	10.60	0.84	83,184	0.78	0.59	0.83	37
2015	10.49	0.04		0.09		(0.04)	—	10.58	1.21	90,624	0.78	0.33	0.82	37
2014	10.47	0.04		0.02		(0.04)	—	10.49	0.54	113,485	0.78	0.34	0.82	59
2013	10.72	0.07		(0.20)		(0.12)	—	10.47	(1.26)	114,953	0.79	0.62	0.77	28
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2018	$10.43	$0.08		$(0.18)		$(0.08)	$—	$10.25	(0.98)%	$7,396	1.01%	1.52%	1.12%	17%
2017	10.52	0.16		(0.09)		(0.16)	—	10.43	0.01	5,626	1.01	1.53	1.13	26
2016	10.45	0.16		0.08		(0.15)	(0.02)	10.52	2.39	3,783	1.01	1.52	1.09	30
2015	10.67	0.15		(0.14)		(0.15)	(0.08)	10.45	0.14	4,411	1.01	1.42	1.07	32
2014	10.71	0.14		0.03		(0.14)	(0.07)	10.67	1.64	4,008	1.01	1.32	1.07	37
2013	10.91	0.16		(0.10)		(0.17)	(0.09)	10.71	0.49	3,100	1.00	1.51	1.00	29
Servicing Class (commenced operations on January 14, 2000)
2018	$10.41	$0.09		$(0.18)		$(0.09)	$—	$10.23	(0.86)%	$132,232	0.76%	1.76%	0.87%	17%
2017	10.51	0.19		(0.10)		(0.19)	—	10.41	0.84	131,477	0.76	1.79	0.88	26
2016	10.44	0.18		0.09		(0.18)	(0.02)	10.51	2.69	124,717	0.76	1.75	0.84	30
2015	10.66	0.18		(0.14)		(0.18)	(0.08)	10.44	0.39	131,394	0.76	1.67	0.82	32
2014	10.70	0.17		0.03		(0.17)	(0.07)	10.66	1.89	142,766	0.76	1.57	0.82	37
2013	10.90	0.19		(0.11)		(0.19)	(0.09)	10.70	0.75	135,184	0.75	1.77	0.75	29

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2018	$10.64	$0.06	$(0.18)	$(0.06)	$—	$10.46	(1.13)%	$8,152	0.88%	1.13%	1.07%	16%
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
2016	10.71	0.12	0.11	(0.12)	— ^^	10.82	2.20	7,444	0.88	1.14	0.99	25
2015	10.74	0.12	0.02	(0.12)	(0.05)	10.71	1.30	11,386	0.88	1.10	1.00	10
2014	10.54	0.13	0.22	(0.13)	(0.02)	10.74	3.31	10,955	0.88	1.17	1.02	36
2013	10.86	0.18	(0.22)	(0.18)	(0.10)	10.54	(0.45)	8,197	0.87	1.64	0.86	34
Servicing Class (commenced operations on January 14, 2000)
2018	$10.61	$0.07	$(0.18)	$(0.07)	$—	$10.43	(1.01)%	$81,865	0.63%	1.39%	0.82%	16%
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
2016	10.68	0.15	0.11	(0.15)	— ^^	10.79	2.48	90,694	0.63	1.39	0.74	25
2015	10.71	0.14	0.03	(0.15)	(0.05)	10.68	1.56	86,507	0.63	1.36	0.75	10
2014	10.51	0.15	0.22	(0.15)	(0.02)	10.71	3.58	70,698	0.63	1.43	0.77	36
2013	10.83	0.20	(0.22)	(0.20)	(0.10)	10.51	(0.20)	59,149	0.62	1.91	0.62	34
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2018	$10.76	$0.19	$(0.11)	$(0.19)	$—	$10.65	0.71%	$746,200	1.07%	3.55%	1.07%	9%
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
2016	10.67	0.41	0.46	(0.40)	— ^^	11.14	8.34	595,221	1.04	3.76	1.04	28
2015	10.71	0.41	(0.04)	(0.41)	—	10.67	3.55	382,461	1.04	3.85	1.03	2
2014	10.00	0.32	0.71	(0.32)	—	10.71	10.38	201,200	1.08	4.02	1.08	1
Servicing Class (commenced operations on December 30, 2013)
2018	$10.77	$0.20	$(0.12)	$(0.20)	$—	$10.65	0.74%	$516,950	0.82%	3.80%	0.82%	9%
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
2016	10.68	0.44	0.45	(0.43)	— ^^	11.14	8.50	443,830	0.79	4.01	0.79	28
2015	10.72	0.44	(0.04)	(0.44)	—	10.68	3.81	317,201	0.79	4.10	0.79	2
2014	10.00	0.34	0.72	(0.34)	—	10.72	10.68	220,851	0.83	4.27	0.84	1
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2018	$8.06	$0.21	$(0.24)	$(0.21)	$—	$7.82	(0.35)%	$40,929	0.99%	5.22%	0.99%	25%
2017	7.80	0.43	0.24	(0.41)	—	8.06	8.82	40,698	0.96	5.46	0.96	59
2016	7.58	0.47	0.24	(0.49)	—	7.80	9.88	40,701	0.83	6.39	0.89	69
2015	8.76	0.49	(0.77)	(0.49)	(0.41)	7.58	(3.47)	38,274	0.70	5.94	0.83	77
2014	8.59	0.53	0.19	(0.53)	(0.02)	8.76	8.49	40,639	0.70	5.98	0.78	59
2013	8.64	0.60	(0.05)	(0.60)	—	8.59	6.49	39,219	0.75	6.87	0.75	56
Class N (commenced operations on January 14, 2000)
2018	$8.06	$0.19	$(0.24)	$(0.19)	$—	$7.82	(0.60)%	$16,886	1.49%	4.72%	1.49%	25%
2017	7.80	0.39	0.24	(0.37)	—	8.06	8.28	16,705	1.46	4.95	1.46	59
2016	7.58	0.45	0.23	(0.46)	—	7.80	9.44	18,513	1.23	6.02	1.30	69
2015	8.76	0.44	(0.76)	(0.45)	(0.41)	7.58	(3.94)	21,063	1.20	5.43	1.33	77
2014	8.59	0.49	0.18	(0.48)	(0.02)	8.76	7.95	26,166	1.20	5.49	1.28	59
2013	8.64	0.56	(0.05)	(0.56)	—	8.59	5.95	34,371	1.27	6.37	1.26	56
Servicing Class (commenced operations on January 14, 2000)
2018	$8.05	$0.20	$(0.24)	$(0.20)	$—	$7.81	(0.49)%	$14,007	1.24%	4.97%	1.24%	25%
2017	7.80	0.41	0.23	(0.39)	—	8.05	8.42	16,544	1.21	5.21	1.21	59
2016	7.58	0.46	0.23	(0.47)	—	7.80	9.61	18,621	1.07	6.16	1.14	69
2015	8.76	0.47	(0.77)	(0.47)	(0.41)	7.58	(3.71)	27,174	0.95	5.67	1.08	77
2014	8.59	0.51	0.19	(0.51)	(0.02)	8.76	8.22	43,974	0.95	5.83	1.02	59
2013	8.63	0.58	(0.04)	(0.58)	—	8.59	6.35	88,949	0.99	6.58	0.99	56
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2018	$26.18	$0.32	$(0.62)	$(0.33)	$—	$25.55	(1.16)%	$4,482	0.51%	2.45%	0.55%	16%
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	2
2016	26.12	0.63	0.45	(0.64)	—	26.56	4.20	7,249	0.51	2.38	0.51	25
2015	26.23	0.60	(0.11)	(0.60)	—	26.12	1.87	15,574	0.51	2.29	0.53	21
2014	25.89	0.53	0.33	(0.52)	—	26.23	3.35	8,784	0.51	2.57	0.52	28
Class N (commenced operations on December 31, 1999)
2018	$26.17	$0.25	$(0.61)	$(0.26)	$—	$25.55	(1.38)%	$214,483	1.01%	1.94%	1.05%	16%
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	2
2016	26.11	0.50	0.46	(0.51)	—	26.56	3.72	253,083	1.01	1.90	1.01	25
2015	26.23	0.47	(0.12)	(0.47)	—	26.11	1.34	255,013	1.01	1.79	1.03	21
2014	25.89	0.57	0.34	(0.57)	—	26.23	3.54	204,264	1.01	2.17	1.04	28
2013*	26.76	0.60	(0.85)	(0.62)	—	25.89	(0.96)	155,740	1.02	3.04	1.04	21

*	For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ City National Rochdale Intermediate Fixed Income Fund. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^^	Amount represents less than $0.01.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2018 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)		Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2018	$25.81	$0.55	$(0.10)	$—	$(0.54)	$—	$—	$25.72	1.76%	$2,999,782	1.10	%(7)	4.27%	1.10	%(7)	75%
2017	25.36	1.30	0.67	—	(1.52)	—	—	25.81	7.99	2,740,248	1.10	(6)	5.04	1.09	(6)	140
2016	25.22	1.28	0.65	—	(1.79)	—	—	25.36	8.04	2,162,580	1.10	(5)	5.15	1.10	(5)	124
2015	27.19	1.34	(1.59)	—	(1.60)	(0.12)	—	25.22	(0.88)	1,641,954	1.10	(4)	5.08	1.12	(4)	73
2014	26.83	1.28	0.38	—	(1.17)	(0.13)	—	27.19	6.20	1,391,497	1.11	(3)	4.65	1.12	(3)	82
2013*	27.20	1.28	(0.43)	—	(1.22)	— ^	—	26.83	3.16	924,444	1.08		6.24	1.11		52
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2018	$40.40	$0.55	$(1.46)	$—	$(0.56)	$(1.18)	$—	$37.75	(2.43)%	$241,619	1.13%		2.74%	1.13%		3%
2017	39.68	0.94	0.90	—	(1.12)	—	—	40.40	4.66	253,209	1.13		2.33	1.13		15
2016	34.22	0.94	5.67	—	(0.97)	(0.03)	(0.15)	39.68	19.50	236,957	1.11		2.49	1.12		5
2015	35.08	0.94	(0.72)	—	(1.08)	—	—	34.22	0.53	187,685	1.11		2.60	1.13		13
2014	32.25	0.95	2.96	—	(1.08)	—	—	35.08	12.20	172,917	1.09		2.74	1.14		16
2013*	29.07	0.62	3.37	—	(0.54)	—	(0.27)	32.25	13.74	155,807	1.16		2.55	1.19		17
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2018	$15.83	$0.08	$1.17	$—	$(0.09)	$(0.21)	$—	$16.78	7.95%	$35	0.52%		0.99%	0.52%		11%
2017	14.00	0.17	2.43	—	(0.17)	(0.60)	—	15.83	19.40	17	0.53		1.19	0.53		25
2016	13.04	0.13	1.07	—	(0.15)	(0.09)	—	14.00	9.25	14	0.52		0.93	0.52		31
2015	14.21	0.11	0.13	—	(0.10)	(1.31)	—	13.04	1.79	6,870	0.52		0.79	0.52		32
2014	12.13	0.08	2.30	—	(0.08)	(0.22)	—	14.21	19.86	6,759	0.53		0.59	0.53		60
2013	10.00	0.14	2.08	—	(0.09)	—	—	12.13	22.23	—	0.00^		1.57	0.00^		32
Class N (commenced operations on December 3, 2012)
2018	$15.66	$0.05	$1.15	$—	$(0.05)	$(0.21)	$—	$16.60	7.71%	$137,025	1.02%		0.56%	1.02%		11%
2017	13.86	0.10	2.40	—	(0.10)	(0.60)	—	15.66	18.81	127,086	1.03		0.70	1.03		25
2016	12.92	0.08	1.03	—	(0.08)	(0.09)	—	13.86	8.63	108,807	1.02		0.58	1.02		31
2015	14.09	0.04	0.14	—	(0.04)	(1.31)	—	12.92	1.31	102,753	1.02		0.29	1.02		32
2014	12.08	0.01	2.23	—	(0.01)	(0.22)	—	14.09	18.80	97,205	1.03		0.09	1.04		60
2013	10.00	0.05	2.08	—	(0.05)	—	—	12.08	21.33	66,145	0.99		0.52	0.99		32
Servicing Class (commenced operations on December 3, 2012)
2018	$15.69	$0.07	$1.15	$—	$(0.07)	$(0.21)	$—	$16.63	7.82%	$140,520	0.77%		0.82%	0.77%		11%
2017	13.88	0.14	2.40	—	(0.13)	(0.60)	—	15.69	19.14	130,372	0.78		0.95	0.78		25
2016	12.93	0.11	1.04	—	(0.11)	(0.09)	—	13.88	8.97	111,013	0.77		0.83	0.77		31
2015	14.11	0.07	0.13	—	(0.07)	(1.31)	—	12.93	1.48	104,220	0.77		0.54	0.77		32
2014	12.09	0.05	2.24	—	(0.05)	(0.22)	—	14.11	19.15	103,246	0.78		0.34	0.79		60
2013	10.00	0.07	2.08	—	(0.06)	—	—	12.09	21.60	68,919	0.74		0.73	0.74		32
City National Rochdale Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2018	$52.68	$(0.23)	$2.24	$—	$(0.09)	$(3.43)	$—	$51.17	3.83%	$229,738	1.60%		(0.85)%	1.60%		25%
2017	41.67	(0.05)	11.13	—	(0.07)	—	—	52.68	26.66	175,875	1.61		(0.12)	1.61		24
2016	35.38	0.04	6.26	—	(0.01)	—	—	41.67	17.81	112,388	1.61		0.11	1.62		15 ††
2015	38.90	0.09	(3.48)	—	(0.13)	—	—	35.38	(8.74)	684,182	1.61		0.21	1.65		34
2014	34.24	0.22	4.55	—	(0.11)	—	—	38.90	13.96	582,490	1.61		0.58	1.64		42
2013*	32.31	0.33	1.60	—	—	—	—	34.24	5.97	294,040	1.62		1.31	1.69		25
Class Y (commenced operations on June 1, 2016)
2018	$52.81	$(0.14)	$2.24	$—	$(0.14)	$(3.43)	$—	$51.34	3.99%	$1,530,765	1.26%		(0.53)%	1.26%		25%
2017	41.71	0.06	11.14	—	(0.10)	—	—	52.81	26.95	1,386,857	1.36		0.14	1.36		24
2016	38.33	0.10	3.28	—	—	—	—	41.71	8.82	880,876	1.37		0.74	1.37		15 ††

*	For the nine months ended September 30, 2013, and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Fixed Income Opportunities Portfolio, Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio, and Rochdale Emerging Markets Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Funds’ City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Funds’ City National Rochdale Dividend & Income Fund, and City National Rochdale Emerging Markets Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.
†	Per share calculations are based on Average Shares outstanding throughout the period.
††	Portfolio turnover rate is presented at the Fund level.
‡	Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.10%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.11%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(6)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(7)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.10% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 11 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”), City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”), and City National Rochdale Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Equity Funds”).

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

Previously, the Policies were valued using a deterministic method. The change in methodology resulted in an approximately $22.5 million decrease to the fair value. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2018, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds, except for the Emerging Markets Fund. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss upon the sale of a security resulting from changes in foreign exchange rates is included with the net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain (loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within realized gain (loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the High Yield Bond Fund and the Fixed Income Opportunities Fund have entered into master netting arrangements, established within the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the High Yield Bond Fund and the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the High Yield Bond Fund and the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the High Yield Bond Fund and/or the Fixed Income Opportunities Fund.

For financial reporting purposes, the High Yield Bond Fund and the Fixed Income Opportunities Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the High Yield Bond Fund and the Fixed Income Opportunities Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the High Yield Bond Fund and the Fixed Income Opportunities Fund from the Funds’ counterparties are not fully collateralized, contractually or otherwise, the High Yield Bond Fund and the Fixed Income Opportunities Fund bear the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or the Consolidated Statement of Assets and Liabilities. As of March 31, 2018, there were no open futures contracts.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the unrealized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2018, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Government Money Market Fund) of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2018, were $164,767,619, which represented 5.5% of the net assets of the Fixed Income Opportunities Fund.

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is also managed by City National Rochdale. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

Due to the recent amendment of the tax treaty between India and Mauritius, the capital gains tax exemption on shares of Indian companies will be phased out over a two-year period that began on April 1, 2017, and ends on March 31, 2019. Shares of Indian companies acquired after April 1, 2017, will be subject to a reduced capital gains tax until March 31, 2019, and shares will be taxed at India’s full tax rate thereafter. There is no guarantee that the tax treaty will not be amended further.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund and / or the Municipal High Income Fund.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2018 was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$—	Net Assets — Unrealized depreciation on swap contracts	$92
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,591	Unrealized loss on forward foreign currency contracts	2,669
Total derivatives not accounted for as hedging instruments		$2,591		$2,761

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

Amount of realized gain or (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$419	$419
Foreign exchange contracts	(3,842)	—	(3,842)
Total	$(3,842)	$419	$(3,423)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(92)	$(92)
Foreign exchange contracts	(1,588)	—	(1,588)
Total	$(1,588)	$(92)	$(1,680)

The following table discloses the volume of the Fund’s forward foreign currency contracts and swap contracts activity during the period ended March 31, 2018 (000):

High Yield Bond Fund
Forwards:
Average Notional Balance Long	$23
Average Notional Balance Short	1,151
Ending Notional Balance Short	1,221

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$72,823
Average Notional Balance Short	305,304
Ending Notional Balance Long	77,948
Ending Notional Balance Short	363,609
Swaps:
Average Notional Balance Long	$368,367
Average Notional Balance Short	368,367
Ending Notional Balance Long	160,220
Ending Notional Balance Short	160,220

The following tables present, by derivative type, the High Yield Bond Fund’s and the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the High Yield Bond Fund and the Fixed Income Opportunities Fund at March 31, 2018 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts
Bank Bellevue	$1	$—	$—	$1
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	371	(371)	—	—
BT Brokerage	282	(60)	—	222
Credit Suisse First Boston	185	(32)	—	153
Deutsche Bank	10	(10)	—	—
JPMorgan Chase Bank	57	(57)	—	—
Merrill Lynch	102	(102)	—	—
Standard Bank	286	(173)	—	113
U.S. Bank	1,298	(521)	—	777

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
High Yield Bond Fund
Forward Foreign Currency Contracts
Barclays PLC	$(7)	$—	$—	$(7)
JPMorgan Chase Bank	(1)	—	—	(1)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
BNP Paribas	(482)	371	—	(111)
BT Brokerage	(60)	60	—	—
Credit Suisse First Boston	(32)	32	—	—
Deutsche Bank	(357)	10	—	(347)
JPMorgan Chase Bank	(792)	57	—	(735)
Merrill Lynch	(252)	102	—	(150)
Standard Bank	(173)	173	—	—
U.S. Bank	(521)	521	—	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust and subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Distribution Plan is transmitted to RIM Securities LLC (“RIM Securities”) as Sub-Distribution Coordinator. RIM Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale and other affiliates, for payments for distribution services of the type identified in the Distribution Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the Distribution (12b-1) Fee payable by Class S shares of the Fund to 0.45% through January 31, 2019. Prior to that date, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S, or Servicing Class Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of the average daily net assets of the relevant class of each Fund.

The Board of Trustees has adopted, on behalf of Class Y shares of the Emerging Markets Fund, a Shareholder Service Plan (the “Service Plan”) under which City National Rochdale will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Class Y shares of the Emerging Markets Fund owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Class; (b) aggregating and processing orders involving Class Y shares; (c) processing dividend and other distribution payments from the Class on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Fund; (f) providing subaccounting with respect to Class Y shares of the Fund or providing the information to the Fund necessary for subaccounting; (g) providing customers with a service that invests the assets of their accounts in Class Y shares of the Fund pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as City National Rochdale may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. The Class Y shares of the Emerging Markets Fund will pay City National Rochdale or the Service Organizations, as applicable, at an annual rate of up to 0.25% of the average daily net assets of Class Y shares owned by its respective customers, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2018, CNB and City National Rochdale received $13,476,781 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Emerging Markets Fund	1.00

City National Rochdale has contractually agreed to waive Management Fees for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2019. Prior to that date, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2019, upon at least 60 days’ prior written notice. Management Fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Alcentra LTD, Alcantra NY, LLC, All Financial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Fiera Capital Inc. acts as the investment sub-adviser with respect to the Emerging Markets Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Money Market Fund	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	0.53%	n/a
Class N	0.93%	1.03%	1.01%
Class S	1.13%	n/a	n/a
Servicing Class	0.63%	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2018, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$74	2018
	79	2019
	178	2020
	40	2021
Corporate Bond Fund	89	2018
	109	2019
	196	2020
	37	2021
California Tax Exempt Bond Fund	109	2018
	105	2019
	201	2020
	43	2021
High Yield Bond Fund	128	2018
	12	2019
Intermediate Fixed Income Fund	43	2018
	10	2019
	80	2020
	21	2021

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

Fund	Potential Amount of Recovery (000)	Expiration
Dividend & Income Fund	$44	2018
	18	2019
	43	2020
Emerging Markets Fund	291	2018
	59	2019

During the period ended March 31, 2018, City National Rochdale recovered $1,516 (000) and $94 (000) in previously waived fees for the Government Money Market Fund and Fixed Income Opportunities Fund, respectively. Effective March 1, 2018, City National Rochdale discontinued recapturing previously waived fees with respect to the Government Money Market Fund.

City National Rochdale and CNB have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Government Money Market Fund in order to maintain a one-day net income yield (yield floor) of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the period ended March 31, 2018:

	Shareholder Servicing Fee Waiver (000)
Government Money Market Fund
Class N	$856	(1)
Class S	110	(1)
Servicing Class	813

(1)	Includes class specific distribution expenses.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2018, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$7,685	$2,928	$16,875	$256
Corporate Bond Fund	—	20,354	—	20,413
California Tax Exempt Bond Fund	—	12,000	—	12,258
Municipal High Income Fund	—	239,859	—	99,417
High Yield Bond Fund	—	20,559	—	16,492
Intermediate Fixed Income Fund	24,997	8,648	30,098	37,201
Fixed Income Opportunities Fund	130,423	1,330,745	41,528	1,173,815
Dividend & Income Fund	—	8,343	—	11,599
U.S. Core Equity	—	30,139	—	32,271
Emerging Markets Fund	—	483,919	—	381,388

There were no 17a-7 related party transactions for the period ended March 31, 2018.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to foreign currency transactions, REIT adjustments, investments in partnerships, realized gains/(losses) on paydowns, default bonds, non-deductible excise tax paid, PFIC adjustments, expired capital loss carryforward, reclassification of distributions,

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

return of capital distributions received and market discount adjustments, were reclassified to/from the following accounts as of September 30, 2017:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid- in Capital (000)
Government Bond Fund	$110	$(110)	$—
Corporate Bond Fund	4	—	(4)
Municipal High Income Fund	(311)	311	—
High Yield Bond Fund	(56)	56	—
Intermediate Fixed Income Fund	18	2,099	(2,117)
Fixed Income Opportunities Fund	(13,937)	13,937	—
Dividend & Income Fund	1,140	(1,135)	(5)
U.S. Core Equity Fund	10	(10)	—
Emerging Markets Fund	(1,102)	1,102	—

Amounts designated as “—” are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the years ended September 30, 2017, and September 30, 2016, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2017	$—	$4,927	$—	$—	$4,927
2016	—	897	—	—	897
Government Bond Fund
2017	$—	$1,098	$95	$—	$1,193
2016	—	1,115	—	—	1,115
Corporate Bond Fund
2017	$—	$2,347	$—	$—	$2,347
2016	—	2,271	310	—	2,581
California Tax Exempt Bond Fund
2017	$1,261	$151	$436	$—	$1,848
2016	1,328	—	36	—	1,364
Municipal High Income Fund
2017	$39,585	$671	$—	$—	$40,256
2016	31,625	261	49	—	31,935
High Yield Bond Fund
2017	$—	$3,792	$—	$—	$3,792
2016	—	5,008	—	—	5,008
Intermediate Fixed Income Fund
2017	$—	$4,960	$—	$—	$4,960
2016	—	5,228	—	—	5,228
Fixed Income Opportunities Fund
2017	$—	$145,340	$—	$—	$145,340
2016	—	131,462	—	—	131,462
Dividend & Income Fund
2017	$—	$5,052	$1,794	$—	$6,846
2016	—	5,018	612	823	6,453
U.S. Core Equity Fund
2017	$—	$1,909	$9,543	$—	$11,452
2016	—	1,581	1,427	—	3,008
Emerging Markets Fund
2017	$—	$2,465	$—	$—	$2,465
2016	—	228	—	—	228

As of September 30, 2017, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$1,345	$—	$—	$—	$—	$(1,338)	$7
Government Bond Fund	—	94	60	—	—	(199)	(65)	(110)
Corporate Bond Fund	—	195	—	(1,210)	—	876	(191)	(330)
California Tax Exempt Bond Fund	100	—	—	(123)	(161)	1,587	(96)	1,307
Municipal High Income Fund	3,497	—	—	(7,924)	(13,257)	29,805	(3,501)	8,620
High Yield Bond Fund	—	363	—	(4,936)	—	(289)	(296)	(5,158)
Intermediate Fixed Income Fund	—	103	—	(392)	—	2,380	(2)	2,089
Fixed Income Opportunities Fund	—	7,694	—	(44,910)	—	(6,841)	—	(44,057)
Dividend & Income Fund	—	—	7,344	—	—	60,358	(15)	67,687
U.S. Core Equity Fund	—	67	1,195	—	(434)	74,980	—	75,808
Emerging Markets Fund	—	4,328	15,956	—	—	426,421	(2)	446,703

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2016, through September 30, 2017, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Corporate Bond Fund	$—	$(1,210)	$(1,210)
California Tax Exempt Bond Fund	(123)	—	(123)
Municipal High Income Fund	(1,358)	(6,566)	(7,924)
High Yield Bond Fund	—	(4,936)	(4,936)
Intermediate Fixed Income Fund	—	(392)	(392)
Fixed Income Opportunities Fund	—	(44,910)	(44,910)

During the year ended September 30, 2017, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Municipal High Income Fund	$521
High Yield Bond Fund	150
Fixed Income Opportunities Fund	26,744
Emerging Markets Fund	6,801

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2018, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$95,206	$31	$(1,645)	$(1,614)
Corporate Bond Fund	140,116	323	(1,962)	(1,639)
California Tax Exempt Bond Fund	89,092	665	(606)	59
Municipal High Income Fund	1,242,681	41,275	(26,990)	14,285
High Yield Bond Fund	74,203	745	(3,471)	(2,726)
Intermediate Fixed Income Fund	221,048	1,021	(4,264)	(3,243)
Fixed Income Opportunities Fund	2,941,574	131,490	(67,049)	64,441
Dividend & Income Fund	191,431	53,579	(3,687)	49,892
U.S. Core Equity Fund	193,840	86,292	(706)	85,586
Emerging Markets Fund	1,334,566	431,015	(44,183)	386,832

At March 31, 2018, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund, the Dividend & Income Fund and the Emerging Markets Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Fund invests in Certificates of Participation in a municipal obligation, which are subject to annual appropriation risk.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. Dollar. The value of a foreign currency may decline in relation to the U.S. Dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. Dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2018, and the year ended September 30, 2017, were as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2018	2017	2018	2017	2018	2017
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	226	668	—	—
Shares issued in lieu of dividends and distributions	—	—	26	53	—	—
Shares redeemed	—	—	(525)	(3,130)	—	—
Net Institutional Class transactions	—	—	(273)	(2,409)	—	—
Class N:
Shares issued	1,582,007	4,345,705	30	96	236	267
Shares issued in lieu of dividends and distributions	934	1,332	—	1	3	4
Shares redeemed	(1,650,816)	(7,118,824)	(3)	(68)	(56)	(91)
Net Class N transactions	(67,875)	(2,771,787)	27	29	183	180
Class S:
Shares issued	1,456,289	2,288,322	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(1,358,403)	(2,330,002)	—	—	—	—
Net Class S transactions	97,886	(41,680)	—	—	—	—
Servicing Class:
Shares issued	3,091,289	4,547,445	668	1,738	1,594	3,301
Shares issued in lieu of dividends and distributions	6,667	1,557	5	24	13	22
Shares redeemed	(3,261,672)	(3,229,008)	(731)	(4,176)	(1,310)	(2,566)
Net Servicing Class transactions	(163,716)	1,319,994	(58)	(2,414)	297	757

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notes to financial statements/ consolidated notes to financial statements
March 31, 2018 (Unaudited)

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2018	2017	2018	2017
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	242	493	11,124	25,835
Shares issued in lieu of dividends and distributions	2	8	668	1,265
Shares redeemed	(343)	(311)	(5,554)	(16,699)
Net Class N transactions	(99)	190	6,238	10,401
Servicing Class:
Shares issued	1,136	2,351	6,484	15,348
Shares issued in lieu of dividends and distributions	8	23	128	195
Shares redeemed	(873)	(3,199)	(3,520)	(9,938)
Net Servicing Class transactions	271	(825)	3,092	5,605

	High Yield Bond Fund		Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2018	2017	2018	2017	2018	2017
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	450	772	7	21	—	—
Shares issued in lieu of dividends and distributions	138	260	1	2	—	—
Shares redeemed	(403)	(1,196)	(8)	(120)	—	—
Net Institutional Class transactions	185	(164)	—	(97)	—	—
Class N:
Shares issued	278	444	641	1,770	17,487	31,530
Shares issued in lieu of dividends and distributions	28	55	82	174	1,759	4,227
Shares redeemed	(219)	(798)	(1,571)	(2,230)	(8,775)	(14,867)
Net Class N transactions	87	(299)	(848)	(286)	10,471	20,890
Servicing Class:
Shares issued	36	528	—	—	—	—
Shares issued in lieu of dividends and distributions	9	29	—	—	—	—
Shares redeemed	(306)	(890)	—	—	—	—
Net Servicing Class transactions	(261)	(333)	—	—	—	—

	Dividend & Income Fund		U.S. Core Equity Fund		Emerging Markets Fund
	2018	2017	2018	2017	2018	2017
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	1	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net Institutional Class transactions	—	—	1	—	—	—
Class N:
Shares issued	634	1,762	677	1,221	1,716	3,093
Shares issued in lieu of dividends and distributions	178	111	114	355	235	4
Shares redeemed	(680)	(1,577)	(651)	(1,312)	(800)	(2,456)
Net Class N transactions	132	296	140	264	1,151	641
Servicing Class:
Shares issued	—	—	754	1,929	—	—
Shares issued in lieu of dividends and distributions	—	—	8	22	—	—
Shares redeemed	—	—	(622)	(1,638)	—	—
Net Servicing Class transactions	—	—	140	313	—	—
Class Y:
Shares issued	—	—	—	—	4,277	8,286
Shares issued in lieu of dividends and distributions	—	—	—	—	1,425	44
Shares redeemed	—	—	—	—	(2,147)	(3,186)
Net Class Y transactions	—	—	—	—	3,555	5,144

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund were limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2018, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Intermediate Fixed Income Fund	$50,000	$—	4.00%	$2,302	$2,302
Dividend & Income Fund	$50,000	$—	3.77%	$367	$903

11.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2018, and no issues were noted to disclose, except as follows:

On November 30, 2017, the Board of Trustees of the Trust approved the reorganization of the Emerging Markets Fund into the Fiera Capital Emerging Markets Fund (the “New Fund”), a new series of Fiera Capital Series Trust, an open-end management company organized as a Delaware statutory trust managed by Fiera Capital Inc. (“FCI”). The reorganization was proposed by City National Rochdale, the investment adviser to the Emerging Markets Fund, in connection with the acquisition by Fiera Capital Inc. of certain assets used by City National Rochdale in its investment advisory business solely related to the Emerging Markets Fund (the “Transaction”). The Transaction closed on December 1, 2017, and as part of the Transaction, the Emerging Markets Fund’s portfolio management team joined FCI. Effective upon the closing of the Transaction, the Board of Trustees of the Trust also approved the appointment of FCI as sub-adviser to the Emerging Markets Fund, and FCI now provides day-to-day investment advice and recommendations to the Emerging Markets Fund using the same portfolio management team that had previously been with City National Rochdale, subject to the supervision and oversight of City National Rochdale as the Emerging Markets Fund’s investment adviser.

The reorganization of the Emerging Markets Fund was approved by the Fund’s shareholders at a meeting on May 9, 2018, and assuming certain conditions are met, is expected to close in the second quarter of 2018. Upon the closing of the reorganization, the Emerging Markets Fund will transfer all of its assets to the New Fund and the New Fund will assume all of the Emerging Markets Fund’s liabilities, and shareholders of the Emerging Markets Fund will receive a corresponding class of shares of the New Fund having the same aggregate net asset value as the shares of the Emerging Markets Fund they held immediately prior to the reorganization. Shareholders of Class N shares of the Emerging Markets Fund will receive Investor Class shares of the New Fund and shareholders of Class Y shares of the Emerging Markets Fund will receive Institutional Class shares of the New Fund. The Emerging Markets Fund will then be liquidated.

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2017 to March 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,001.40	0.99%	$4.94
Class S	1,000.00	1,001.30	1.01%	5.03
Servicing Class	1,000.00	1,004.00	0.47%	2.35

Hypothetical 5% Return
Class N	$1,000.00	$1,020.00	0.99%	$4.99
Class S	1,000.00	1,020.00	1.01%	5.08
Servicing Class	1,000.00	1,022.59	0.47%	2.37

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$991.70	0.53%	$2.63
Class N	1,000.00	989.40	1.03%	5.11
Servicing Class	1,000.00	989.60	0.78%	3.87

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$990.20	1.01%	$5.01
Servicing Class	1,000.00	991.40	0.76%	3.77

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$988.70	0.88%	$4.36
Servicing Class	1,000.00	989.70	0.63%	3.13

Hypothetical 5% Return
Class N	$1,000.00	$1,020.54	0.88%	$4.43
Servicing Class	1,000.00	1,021.79	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,007.10	1.07%	$5.35
Servicing Class	1,000.00	1,007.40	0.82%	4.10

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.07%	$5.39
Servicing Class	1,000.00	1,020.84	0.82%	4.13

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$996.50	0.99%	$4.93
Class N	1,000.00	994.00	1.49%	7.41
Servicing Class	1,000.00	995.10	1.24%	6.17

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.00	0.99%	$4.99
Class N	1,000.00	1,017.50	1.49%	7.49
Servicing Class	1,000.00	1,018.75	1.24%	6.24

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$988.40	0.51%	$2.53
Class N	1,000.00	986.20	1.01%	5.00

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,017.60	1.10%	$5.53

Hypothetical 5% Return
Class N	$1,000.00	$1,019.45	1.10%	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$975.70	1.13%	$5.57

Hypothetical 5% Return
Class N	$1,000.00	$1,019.10	1.13%	$5.69

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,079.50	0.53%	$2.75
Class N	1,000.00	1,077.10	1.02%	5.28
Servicing Class	1,000.00	1,078.20	0.77%	3.99

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.85	1.02%	5.14
Servicing Class	1,000.00	1,021.09	0.77%	3.88

City National Rochdale Emerging Markets Fund
Actual Fund Return
Class N	$1,000.00	$1,038.30	1.60%	$8.13
Class Y	$1,000.00	1,039.90	1.26%	6.41

Hypothetical 5% Return
Class N	$1,000.00	$1,016.95	1.60%	$8.05
Class Y	$1,000.00	1,018.65	1.26%	6.34

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

board approval of sub-advisory agreements (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). During the six months ended March 31, 2018, the Board and the Independent Trustees approved the following sub-advisory agreements:

•	The sub-advisory agreements between City National Rochdale, LLC (the “Adviser”) and Fiera Capital Inc. (“Fiera”), with respect to the City National Rochdale Emerging Markets Fund (the “Emerging Markets Fund”) and Rochdale Emerging Markets (Mauritius) (the “Subsidiary”), a wholly-owned subsidiary of the Emerging Markets Fund (the “Fiera Agreements”);

•	The sub-advisory agreement among the Adviser and Alcentra Limited, a current sub-adviser to the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”), and its affiliate Alcentra NY, LLC (“Alcentra NY”), with respect to the new collateralized loan obligation (“CLO”) bond sleeve of the Fixed Income Opportunities Fund (the “Alcentra Agreement”); and

•	The sub-advisory agreement between the Adviser and GML Capital LLP (“GML”), with respect to the new emerging markets debt sleeve of the Fixed Income Opportunities Fund (the “GML Agreement”).

The Fiera Agreements, Alcentra Agreement, and GML Agreement are collectively referred to below as the “Agreements,” and Fiera, Alcentra Limited, Alcentra NY, and GML are collectively referred to below as the “Sub-Advisers.”

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered and evaluated a variety of factors, including the nature, quality and extent of the investment sub-advisory services to be performed by each Sub-Adviser. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed materials regarding investment results of each Sub-Adviser or its personnel with respect to relevant portfolios they managed using strategies similar to those they would use to sub-advise their respective portions of the Fixed Income Opportunities Fund, or in the case of Fiera, the investment results of the Emerging Markets Fund, as the Fund’s portfolio managers would be continuing to provide day-to-day portfolio management services to the Fund as employees of Fiera, as further described below; fee comparisons; financial information with respect to each firm; descriptions of various functions such as compliance monitoring and portfolio trading practices; and information about the personnel providing portfolio management and compliance services to the Funds and the Subsidiary. The Board was familiar with the organizations of Alcentra Limited and GML as a result of their current roles as sub-advisers to portions of the Fixed Income Opportunities Fund, as well as the portfolio managers of the Emerging Markets Fund, who were at that time employees of the Adviser but were expected to become employees of Fiera. The Board also took into account information they received at past meetings of the Board and its committees with respect to these and other matters.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

FIERA CAPITAL INC.

At the Board’s regular quarterly meeting on November 30, 2017, and in connection with their consideration of the Fiera Agreements, the Board and the Independent Trustees approved the reorganization of the Emerging Markets Fund into the Fiera Capital Emerging Markets Fund (the “Acquiring Fund”), a new series of Fiera Capital Series Trust, pursuant to an Agreement and Plan of Reorganization (the “Plan”). The reorganization was proposed by the Adviser in connection with the pending acquisition by Fiera of certain assets used by the Adviser in its investment advisory business solely related to the Emerging Markets Fund (the “Transaction”). As part of the Transaction, the Emerging Markets Fund’s portfolio management team would join Fiera and it was proposed that Fiera be appointed as sub-adviser to the Emerging Markets Fund to continue to provide day-to-day investment advice and recommendations to the Emerging Markets Fund, subject to the supervision and oversight of the Adviser, until the close of the reorganization. The Board noted that the appointment of Fiera as sub-adviser would allow

CITY NATIONAL ROCHDALE FUNDS | PAGE 151

board approval of sub-advisory agreements (Unaudited) (Continued)

for continuity in portfolio management. The reorganization of the Emerging Markets Fund was approved by the Fund’s shareholders at a meeting on May 9, 2018, and is expected to close in the second quarter of 2018.

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by Fiera to the Emerging Markets Fund and the Subsidiary pursuant to the Fiera Agreements, the Board considered information regarding the following matters, among other things:

•	Fiera’s investment capabilities and experience as an investment manager, including its risk management processes, trade monitoring processes, and risk and style reviews;

•	the background, education and experience of the Adviser personnel currently managing the Emerging Markets Fund and the Subsidiary who would become employees of Fiera and would continue to provide day-to-day portfolio management services to the Emerging Markets Fund and the Subsidiary together with additional Fiera personnel;

•	the performance of the Emerging Markets Fund;

•	Fiera’s overall financial strength and stability;

•	Fiera’s compliance policies and procedures, disaster recovery and contingency planning;

•	Fiera’s resources and related efforts to retain, attract and motivate capable personnel to serve the Emerging Markets Fund and the Subsidiary;

•	the overall general quality and depth of Fiera’s organization; and

•	Fiera’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations.

Sub-Advisory Fee and Benefits to Sub-Adviser

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Fiera with respect to the Emerging Markets Fund, and noted that the Adviser would pay Fiera’s sub-advisory fee from the Adviser’s investment advisory fee, that Fiera would receive no compensation for the sub-advisory services rendered to the Subsidiary, and that it was expected that Fiera would serve as sub-adviser to the Emerging Markets Fund until the reorganization.

The Board also considered the potential benefits to be received by Fiera as a result of its relationship with the Emerging Markets Fund generally, including the sub-advisory fee paid to Fiera and the intangible benefits of its association with the Emerging Markets Fund and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the Fiera Agreements, including the fee to be received by Fiera, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Fiera to the Emerging Markets Fund, its shareholders and the Subsidiary, and approved the Fiera Agreements.

ALCENTRA LIMITED AND ALCENTRA NY, LLC

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by Alcentra Limited and Alcentra NY to the new CLO bond sleeve of the Fixed Income Opportunities Fund, the Board considered a variety of matters, including the background, education, experience and compensation structure of Alcentra Limited’s and Alcentra NY’s key portfolio management and operational personnel; their overall financial strength and stability; their resources and related efforts to retain, attract and motivate capable personnel to serve the Fixed Income Opportunities Fund; and the overall general quality and depth of their organizations. The Board also reviewed Alcentra Limited’s and Alcentra NY’s CLO investment philosophy and processes, as well as their brokerage and trading practices, their disaster recovery and contingency planning, and their commitment and systems in place with regard to compliance with applicable laws and regulations. The Board also reviewed performance results of two funds managed by Alcentra Limited and Alcentra NY portfolio managers (the “Alcentra Funds”) using the same investment strategies they planned to use to sub-advise the new CLO sleeve of the Fixed Income Opportunities Fund, as well as the fee charged by Alcentra Limited to the existing European loan sleeve of the Fixed Income Opportunities Fund. Certain information considered by the Board with respect to Alcentra Limited had been provided in August 2017, when the Board last renewed Alcentra Limited’s then-existing sub-advisory agreement with respect to the Fund, and the Board considered information from Alcentra Limited regarding material changes to the information provided in August 2017.

The Board reviewed the performance of one Alcentra Fund for the three- and five-year and since-inception periods ended July 31, 2016, when that Alcentra Fund merged into the second

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Alcentra Fund, and the performance of the surviving Alcentra Fund for three- and five-year and since-inception periods ended September 29, 2017. The meeting materials indicated that for each of those periods, the annualized return of the Alcentra Funds exceeded the return of the Eurohedge Credit Index.

Sub-Advisory Fee, Benefits to Sub-Advisers and Economies of Scale

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Alcentra Limited and Alcentra NY with respect to the new CLO sleeve of the Fixed Income Opportunities Fund, and observed that the fee was the same as the fee Alcentra Limited charged to sub-advise its existing portion of the Fund.

The Board also considered the potential benefits to be received by each of Alcentra Limited and Alcentra NY as a result of its relationship with the Fixed Income Opportunities Fund, other than the receipt of its sub-advisory fee, including any research provided to it by broker-dealers providing execution services to the Fund, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although neither the Fixed Income Opportunities Fund’s advisory agreement nor the proposed Alcentra Agreement provided for fee breakpoints, significant economies of scale were not likely to be realized by the Adviser, Alcentra Limited or Alcentra NY at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed Alcentra Agreement, including the fee to be received by Alcentra Limited and Alcentra NY, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Alcentra Limited and Alcentra NY to the Fixed Income Opportunities Fund and its shareholders, and approved the Alcentra Agreement.

GML CAPITAL LLP

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by GML to the new emerging markets debt sleeve of the Fixed Income Opportunities Fund, the Board considered a variety of matters, including the background, education and experience of GML’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fixed Income Opportunities Fund; and the overall general quality and depth of its organization. The Board also reviewed GML’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations. Certain information considered by the Board with respect to GML had been provided in August 2017, when the Board last renewed GML’s then-existing sub-advisory agreement with respect to the Fund, and the Board considered information from GML regarding material changes to the information provided in August 2017.

Sub-Advisory Fee, Benefits to Sub-Adviser and Economies of Scale

The Board reviewed information included in the meeting materials regarding the proposed sub-advisory fee charged by GML with respect to the new emerging markets debt sleeve of the Fixed Income Opportunities Fund. The Board observed that GML had not previously managed any accounts using only the strategy it planned to use to sub-advise the proposed new sleeve of the Fixed Income Opportunities Fund. The Board noted, however, its familiarity with GML as a sub-adviser to an existing portion of the Fund. The Board also noted that the proposed sub-advisory fee was lower than the sub-advisory fee rate charged by GML to sub-advise its existing portion of the Fixed Income Opportunities Fund and considered GML’s explanation that it was comfortable with the lower fee given the buy and hold nature of the investment strategy.

The Board also considered the potential benefits to be received by GML as a result of its relationship with the Fixed Income Opportunities Fund, other than the receipt of its sub-advisory fee, including any research provided to it by broker-dealers providing execution services to the Fund, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although the Fixed Income Opportunities Fund’s advisory agreement and the GML Agreement did not provide for fee breakpoints, significant economies of scale were not likely to be realized by GML at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the GML Agreement, including the fee to be received by GML, were fair and reasonable in light of the nature and quality of the services proposed to be provided by GML to the Fixed Income Opportunities Fund and its shareholders, and approved the GML Agreement.

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THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale
INVESTMENT MANAGEMENT

CNR-SA004-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

/s/ Garrett R. D’Alessandro
By (Signature and Title)	Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Garrett R. D’Alessandro
By (Signature and Title)	Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 6, 2018

/s/ Eric Kleinschmidt
By (Signature and Title)	Eric Kleinschmidt, Treasurer

Date: June 6, 2018